UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	6-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

June 30, 2013

Core Plus - Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.2%

AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	50,000	53,889
L-3 Communications Corp., 4.75%, 7/15/20	100,000	104,991
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	58,504
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	228,841
Raytheon Co., 2.50%, 12/15/22	110,000	101,291
Triumph Group, Inc., 8.00%, 11/15/17	50,000	52,875
United Technologies Corp., 6.125%, 2/1/19	80,000	94,982
United Technologies Corp., 6.05%, 6/1/36	95,000	115,528
United Technologies Corp., 5.70%, 4/15/40	60,000	70,564
United Technologies Corp., 4.50%, 6/1/42	90,000	89,206

		970,671

AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(1)	50,000	53,375

AUTOMOBILES — 1.0%
American Honda Finance Corp., 2.50%, 9/21/15(1)	190,000	196,259
American Honda Finance Corp., 1.50%, 9/11/17(1)	100,000	97,936
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	220,000	220,569
Daimler Finance North America LLC, 2.625%, 9/15/16(1)	180,000	184,852
Ford Motor Co., 4.75%, 1/15/43	50,000	44,276
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	190,000	204,589
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	120,786
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	360,000	392,937
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,010,610
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	180,000	182,159

		2,654,973

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	50,000	45,518
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	106,172
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	608,858
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	230,801
Brown-Forman Corp., 3.75%, 1/15/43	60,000	52,820
PepsiCo, Inc., 3.00%, 8/25/21	120,000	118,198
PepsiCo, Inc., 4.875%, 11/1/40	50,000	51,297
Pernod-Ricard SA, 2.95%, 1/15/17(1)	190,000	194,519
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)	400,000	406,576

		1,814,759

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17	90,000	102,804
Amgen, Inc., 4.10%, 6/15/21	120,000	125,977
Amgen, Inc., 3.625%, 5/15/22	200,000	200,209
Amgen, Inc., 6.40%, 2/1/39	60,000	69,415
Amgen, Inc., 5.375%, 5/15/43	50,000	51,962
Celgene Corp., 3.25%, 8/15/22	100,000	94,972
Gilead Sciences, Inc., 4.40%, 12/1/21	170,000	182,773

		828,112

BUILDING PRODUCTS — 0.2%
Masco Corp., 6.125%, 10/3/16	200,000	217,000
Masco Corp., 5.95%, 3/15/22	250,000	263,750

		480,750

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	113,792
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	395,881
Jefferies Group LLC, 5.125%, 1/20/23	40,000	39,744
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	84,000

		633,417

CHEMICALS — 0.6%
Ashland, Inc., 4.75%, 8/15/22(1)	200,000	198,500
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,910
Dow Chemical Co. (The), 4.25%, 11/15/20	120,000	126,708
Eastman Chemical Co., 2.40%, 6/1/17	190,000	190,450
Eastman Chemical Co., 3.60%, 8/15/22	210,000	202,683
Ecolab, Inc., 3.00%, 12/8/16	90,000	93,960
Ecolab, Inc., 4.35%, 12/8/21	170,000	179,695
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	51,250
Ineos Finance plc, 8.375%, 2/15/19(1)	300,000	328,875
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	217,802

		1,651,833

COMMERCIAL BANKS — 2.0%
Bank of America N.A., 5.30%, 3/15/17	300,000	325,558
Bank of America N.A., 6.00%, 10/15/36	250,000	279,159
Bank of Montreal, MTN, 1.45%, 4/9/18	130,000	125,575
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	185,363
Barclays Bank plc, 5.14%, 10/14/20	130,000	131,479
BB&T Corp., 5.70%, 4/30/14	20,000	20,821
BB&T Corp., 3.20%, 3/15/16	55,000	57,676
BB&T Corp., MTN, 2.05%, 6/19/18	90,000	88,759
Capital One Financial Corp., 2.15%, 3/23/15	130,000	132,090
Capital One Financial Corp., 1.00%, 11/6/15	100,000	98,687
Capital One Financial Corp., 4.75%, 7/15/21	160,000	168,954
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	240,000	241,993
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	250,000	239,391
HSBC Bank plc, 3.50%, 6/28/15(1)	110,000	115,387
ING Bank NV, 2.00%, 9/25/15(1)	200,000	201,778
Intesa Sanpaolo SpA, 3.875%, 1/16/18	100,000	96,087
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	370,000	412,767
KFW, 4.125%, 10/15/14	140,000	146,607
KFW, 2.00%, 6/1/16	380,000	393,291
PNC Funding Corp., 3.625%, 2/8/15	60,000	62,613
PNC Funding Corp., 4.375%, 8/11/20	50,000	53,343
Regions Bank, 7.50%, 5/15/18	250,000	292,227
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	180,000	190,629
SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	34,952
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	82,978
Toronto-Dominion Bank (The), 2.375%, 10/19/16	280,000	289,907
U.S. Bancorp., 3.44%, 2/1/16	90,000	94,392
U.S. Bancorp., MTN, 3.00%, 3/15/22	200,000	194,444

U.S. Bancorp., MTN, 2.95%, 7/15/22	70,000	65,024
Wachovia Bank N.A., 4.80%, 11/1/14	34,000	35,795
Wells Fargo & Co., 3.68%, 6/15/16	100,000	106,901
Wells Fargo & Co., 5.625%, 12/11/17	100,000	113,745
Wells Fargo & Co., 4.60%, 4/1/21	130,000	141,826

		5,220,198

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	40,000	42,282
Republic Services, Inc., 3.55%, 6/1/22	150,000	146,179
Waste Management, Inc., 4.75%, 6/30/20	70,000	75,472
Waste Management, Inc., 6.125%, 11/30/39	40,000	45,879

		309,812

COMMUNICATIONS EQUIPMENT — 0.3%
Apple, Inc., 1.00%, 5/3/18	160,000	153,768
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	190,000	187,113
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	160,000	151,085
Cisco Systems, Inc., 5.90%, 2/15/39	105,000	125,146
Crown Castle International Corp., 5.25%, 1/15/23	200,000	192,750

		809,862

COMPUTERS AND PERIPHERALS — 0.3%
Dell, Inc., 2.30%, 9/10/15	170,000	169,230
Dell, Inc., 3.10%, 4/1/16	30,000	29,980
Hewlett-Packard Co., 4.30%, 6/1/21	250,000	244,729
Hewlett-Packard Co., 4.65%, 12/9/21	120,000	120,157
Seagate HDD Cayman, 4.75%, 6/1/23(1)	230,000	215,625

		779,721

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	210,648
Owens Corning, 4.20%, 12/15/22	140,000	135,841

		346,489

CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	350,000	402,453
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	143,008
Credit Suisse (New York), 5.50%, 5/1/14	100,000	104,092
Equifax, Inc., 3.30%, 12/15/22	170,000	159,805
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	99,127
PNC Bank N.A., 6.00%, 12/7/17	200,000	231,381
SLM Corp., 6.25%, 1/25/16	110,000	117,012
SLM Corp., MTN, 5.00%, 10/1/13	120,000	120,750

		1,377,628

CONTAINERS AND PACKAGING — 0.3%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	430,000	461,175
Ball Corp., 6.75%, 9/15/20	150,000	162,375
Ball Corp., 4.00%, 11/15/23	130,000	120,738

		744,288

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	50,000	48,979
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	93,588

Johns Hopkins University, 4.08%, 7/1/53	55,000	52,506

		195,073

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Ally Financial, Inc., 8.30%, 2/12/15	240,000	259,200
Bank of America Corp., 3.75%, 7/12/16	310,000	325,150
Bank of America Corp., 6.50%, 8/1/16	60,000	67,684
Bank of America Corp., 5.75%, 12/1/17	230,000	255,784
Bank of America Corp., 5.625%, 7/1/20	350,000	385,733
Citigroup, Inc., 4.75%, 5/19/15	230,000	243,331
Citigroup, Inc., 4.45%, 1/10/17	700,000	749,961
Citigroup, Inc., 5.50%, 2/15/17	170,000	186,009
Citigroup, Inc., 6.125%, 11/21/17	680,000	773,355
Citigroup, Inc., 1.75%, 5/1/18	100,000	95,699
Citigroup, Inc., 4.50%, 1/14/22	210,000	219,056
Citigroup, Inc., 4.05%, 7/30/22	80,000	76,990
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	184,923
Deutsche Bank AG (London), 3.875%, 8/18/14	70,000	72,379
General Electric Capital Corp., 2.25%, 11/9/15	180,000	184,533
General Electric Capital Corp., 5.625%, 9/15/17	50,000	56,669
General Electric Capital Corp., 4.375%, 9/16/20	320,000	339,126
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	109,110
General Electric Capital Corp., MTN, 6.00%, 8/7/19	720,000	836,596
General Electric Capital Corp., MTN, 4.65%, 10/17/21	250,000	265,511
General Electric Capital Corp., MTN, 5.875%, 1/14/38	100,000	110,553
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	179,377
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	110,000	114,648
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	600,000	671,753
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	230,000	249,810
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	630,000	695,732
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	160,000	164,532
HSBC Holdings plc, 5.10%, 4/5/21	250,000	274,976
HSBC Holdings plc, 4.00%, 3/30/22	460,000	471,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	51,688
JPMorgan Chase & Co., 6.00%, 1/15/18	210,000	239,805
JPMorgan Chase & Co., 4.95%, 3/25/20	200,000	218,610
JPMorgan Chase & Co., 4.625%, 5/10/21	530,000	560,875
JPMorgan Chase & Co., 3.25%, 9/23/22	130,000	123,593
Morgan Stanley, 6.00%, 4/28/15	300,000	321,754
Morgan Stanley, 4.75%, 3/22/17	360,000	382,054
Morgan Stanley, 6.625%, 4/1/18	350,000	396,982
Morgan Stanley, 5.625%, 9/23/19	100,000	107,578
Morgan Stanley, 5.75%, 1/25/21	250,000	271,657
Morgan Stanley, 4.875%, 11/1/22	50,000	49,459
Morgan Stanley, 3.75%, 2/25/23	100,000	95,762
Morgan Stanley, 4.10%, 5/22/23	100,000	92,521
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	100,000	95,442
Syngenta Finance NV, 3.125%, 3/28/22	100,000	98,225
UBS AG, 7.625%, 8/17/22	400,000	439,492

		12,165,244

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc., 5.10%, 9/15/14	30,000	31,529
AT&T, Inc., 3.875%, 8/15/21	480,000	495,672

AT&T, Inc., 2.625%, 12/1/22	370,000	339,162
AT&T, Inc., 6.55%, 2/15/39	100,000	115,315
AT&T, Inc., 4.30%, 12/15/42	240,000	210,067
British Telecommunications plc, 5.95%, 1/15/18	300,000	345,541
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	104,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	110,595
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	241,261
France Telecom SA, 4.375%, 7/8/14	80,000	82,411
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,117
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	86,528
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	103,297
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	142,493
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	57,344
Virgin Media Finance plc, 8.375%, 10/15/19	134,000	146,060
Windstream Corp., 7.875%, 11/1/17	40,000	44,100

		2,688,992

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	12,000	13,560

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	180,000	186,376
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	193,375

		379,751

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	70,000	73,182
Ensco plc, 4.70%, 3/15/21	130,000	138,181
Pride International, Inc., 6.875%, 8/15/20	100,000	118,801
Transocean, Inc., 5.05%, 12/15/16	50,000	54,405
Transocean, Inc., 2.50%, 10/15/17	210,000	207,670
Transocean, Inc., 6.50%, 11/15/20	80,000	90,143
Transocean, Inc., 6.375%, 12/15/21	60,000	67,516
Weatherford International Ltd., 9.625%, 3/1/19	60,000	75,911

		825,809

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 2.75%, 12/1/22	260,000	243,266
Dollar General Corp., 4.125%, 7/15/17	100,000	105,544
Kroger Co. (The), 6.40%, 8/15/17	100,000	115,477
Safeway, Inc., 4.75%, 12/1/21	120,000	122,408
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	115,495
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	94,163
Wal-Mart Stores, Inc., 5.625%, 4/15/41	230,000	267,350
Walgreen Co., 1.00%, 3/13/15	250,000	250,868
Walgreen Co., 1.80%, 9/15/17	100,000	98,815
Walgreen Co., 3.10%, 9/15/22	110,000	104,388

		1,517,774

FOOD PRODUCTS — 0.6%
Kellogg Co., 4.45%, 5/30/16	70,000	75,907
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,851
Kraft Foods Group, Inc., 5.375%, 2/10/20	41,000	46,293
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	111,945

Kraft Foods, Inc., 5.375%, 2/10/20	138,000	154,941
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	205,736
Mondelez International, Inc., 6.125%, 2/1/18	8,000	9,252
Mondelez International, Inc., 6.50%, 2/9/40	190,000	227,699
TreeHouse Foods, Inc., 7.75%, 3/1/18	325,000	344,906
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	113,010
Tyson Foods, Inc., 4.50%, 6/15/22	230,000	235,315

		1,550,855

GAS UTILITIES — 1.6%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	250,000	233,125
El Paso Corp., 6.875%, 6/15/14	50,000	52,699
El Paso Corp., 7.25%, 6/1/18	120,000	133,481
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	213,533
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	185,910
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	69,737
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	76,347
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	84,763
Energy Transfer Partners LP, 3.60%, 2/1/23	130,000	121,836
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	149,939
Enterprise Products Operating LLC, 3.70%, 6/1/15	70,000	73,523
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	269,177
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	142,977
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	200,000	224,720
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	80,000	95,335
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	66,694
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	98,779
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	146,053
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	202,297
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	225,000	238,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	200,000	184,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31,830
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	157,475
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	213,972
TransCanada PipeLines Ltd., 2.50%, 8/1/22	270,000	249,339
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	120,948
Williams Partners LP, 4.125%, 11/15/20	280,000	282,547

		4,119,536

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,587
Biomet, Inc., 6.50%, 8/1/20	100,000	103,562
Medtronic, Inc., 2.75%, 4/1/23	120,000	112,329

		294,478

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Aetna, Inc., 2.75%, 11/15/22	160,000	147,568
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	400,000	401,000
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	305,651
Express Scripts, Inc., 7.25%, 6/15/19	270,000	333,491
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	300,000	317,250
HCA, Inc., 7.875%, 2/15/20	140,000	151,113
HCA, Inc., 7.69%, 6/15/25	50,000	54,250
Healthsouth Corp., 8.125%, 2/15/20	290,000	315,375

NYU Hospitals Center, 4.43%, 7/1/42	100,000	91,938
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	128,388
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	221,500
Universal Health Services, Inc., 7.00%, 10/1/18	150,000	158,812
WellPoint, Inc., 3.125%, 5/15/22	110,000	104,447
WellPoint, Inc., 3.30%, 1/15/23	80,000	76,264
WellPoint, Inc., 5.80%, 8/15/40	50,000	54,448

		2,861,495

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	53,875
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	384,000	378,240
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	151,904
Yum! Brands, Inc., 3.75%, 11/1/21	30,000	29,934

		613,953

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	300,000	295,875
Lennar Corp., 4.75%, 12/15/17	100,000	100,500
Mohawk Industries, Inc., 3.85%, 2/1/23	200,000	192,825
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	102,150

		691,350

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 6.125%, 11/15/22	250,000	263,438

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(1)	100,000	111,500
Bombardier, Inc., 5.75%, 3/15/22(1)	50,000	49,875
General Electric Co., 5.25%, 12/6/17	220,000	248,578
General Electric Co., 2.70%, 10/9/22	80,000	75,819
General Electric Co., 4.125%, 10/9/42	100,000	93,542
SPX Corp., 7.625%, 12/15/14	50,000	53,250

		632,564

INSURANCE — 1.5%
American International Group, Inc., 3.65%, 1/15/14	50,000	50,746
American International Group, Inc., 5.85%, 1/16/18	322,000	362,668
American International Group, Inc., 6.40%, 12/15/20	260,000	301,838
American International Group, Inc., 4.875%, 6/1/22	300,000	320,184
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	138,976
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	41,298
Berkshire Hathaway, Inc., 3.00%, 5/15/22	200,000	193,756
Berkshire Hathaway, Inc., 4.50%, 2/11/43	120,000	114,612
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	56,223
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	110,000	122,044
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	70,000	76,263
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	64,714
ING U.S., Inc., 5.50%, 7/15/22(1)	150,000	159,763
ING U.S., Inc., VRN, 5.65%, 5/15/53(1)	100,000	94,250
International Lease Finance Corp., 5.75%, 5/15/16	70,000	72,274
International Lease Finance Corp., 8.75%, 3/15/17	50,000	55,937
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	113,077
Liberty Mutual Group, Inc., 6.50%, 5/1/42(1)	100,000	107,457
Lincoln National Corp., 6.25%, 2/15/20	160,000	183,636

Markel Corp., 4.90%, 7/1/22	212,000	225,789
Markel Corp., 3.625%, 3/30/23	50,000	47,676
MetLife, Inc., 6.75%, 6/1/16	100,000	114,514
MetLife, Inc., 1.76%, 12/15/17	110,000	108,368
MetLife, Inc., 4.125%, 8/13/42	110,000	98,337
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	140,000	131,651
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	77,822
Prudential Financial, Inc., 7.375%, 6/15/19	115,000	140,641
Prudential Financial, Inc., 5.375%, 6/21/20	110,000	123,442
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	93,892
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	47,996

		3,839,844

INTERNET SOFTWARE AND SERVICES — 0.1%
IAC/InterActiveCorp, 4.75%, 12/15/22(1)	180,000	171,000

IT SERVICES — 0.3%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	141,050
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	90,445
International Business Machines Corp., 1.95%, 7/22/16	400,000	410,244

		641,739

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	49,098

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29	110,000	127,179

MEDIA — 2.2%
CBS Corp., 4.85%, 7/1/42	150,000	139,328
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	249,981
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	95,500
Comcast Corp., 5.90%, 3/15/16	200,000	225,268
Comcast Corp., 6.40%, 5/15/38	80,000	95,899
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	125,606
Discovery Communications LLC, 5.625%, 8/15/19	200,000	229,783
DISH DBS Corp., 7.00%, 10/1/13	100,000	101,225
DISH DBS Corp., 7.125%, 2/1/16	260,000	282,750
DISH DBS Corp., 4.625%, 7/15/17	110,000	111,100
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	100,000	105,520
Lamar Media Corp., 9.75%, 4/1/14	90,000	94,725
Lamar Media Corp., 7.875%, 4/15/18	50,000	53,500
Lamar Media Corp., 5.00%, 5/1/23	300,000	289,500
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	205,138
NBCUniversal Media LLC, 4.375%, 4/1/21	610,000	658,766
NBCUniversal Media LLC, 2.875%, 1/15/23	360,000	342,436
News America, Inc., 3.00%, 9/15/22	150,000	140,188
News America, Inc., 6.90%, 8/15/39	220,000	259,835
Omnicom Group, Inc., 3.625%, 5/1/22	40,000	38,630
Qwest Corp., 7.50%, 10/1/14	80,000	86,128
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	70,688
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	50,000	53,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	100,000	110,500
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	100,000	97,500
Time Warner Cable, Inc., 6.75%, 7/1/18	230,000	263,459
Time Warner Cable, Inc., 4.50%, 9/15/42	180,000	140,233

Time Warner, Inc., 3.15%, 7/15/15	140,000	146,294
Time Warner, Inc., 3.40%, 6/15/22	70,000	67,940
Time Warner, Inc., 7.70%, 5/1/32	100,000	127,590
Time Warner, Inc., 5.375%, 10/15/41	200,000	203,203
Viacom, Inc., 4.375%, 9/15/14	110,000	114,709
Viacom, Inc., 4.50%, 3/1/21	140,000	148,647
Viacom, Inc., 3.125%, 6/15/22	50,000	47,165
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	148,024

		5,669,883

METALS AND MINING — 0.8%
Alcoa, Inc., 5.40%, 4/15/21	100,000	97,448
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	70,000	65,507
ArcelorMittal, 5.75%, 8/5/20	105,000	104,213
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	71,607
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	97,905
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	570,000	578,550
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(1)	60,000	54,381
Newmont Mining Corp., 3.50%, 3/15/22	30,000	25,705
Newmont Mining Corp., 6.25%, 10/1/39	80,000	76,953
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	60,000	59,765
Southern Copper Corp., 5.25%, 11/8/42	70,000	57,845
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	107,000
Teck Resources Ltd., 5.375%, 10/1/15	50,000	54,232
Teck Resources Ltd., 3.15%, 1/15/17	70,000	71,420
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	183,932
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	238,140
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)	130,000	126,004

		2,070,607

MULTI-UTILITIES — 1.8%
Calpine Corp., 7.25%, 10/15/17(1)	211,000	221,022
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	103,799
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	109,000	120,174
CMS Energy Corp., 4.25%, 9/30/15	50,000	53,049
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	100,059
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	142,729
Consumers Energy Co., 2.85%, 5/15/22	50,000	48,429
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	205,013
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	142,608
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	121,304
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	223,197
DPL, Inc., 6.50%, 10/15/16	230,000	241,500
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	50,000	61,953
Duke Energy Corp., 3.95%, 9/15/14	150,000	155,496
Duke Energy Corp., 1.625%, 8/15/17	180,000	176,811
Duke Energy Corp., 3.55%, 9/15/21	380,000	379,968
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	85,369
Edison International, 3.75%, 9/15/17	100,000	105,829
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	121,076
Exelon Generation Co. LLC, 4.00%, 10/1/20	70,000	71,095
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	80,744
FirstEnergy Corp., 4.25%, 3/15/23	100,000	93,038
Florida Power Corp., 3.85%, 11/15/42	130,000	114,280

Georgia Power Co., 4.30%, 3/15/42	70,000	64,523
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	41,400
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	44,563
Nisource Finance Corp., 4.45%, 12/1/21	60,000	62,031
Nisource Finance Corp., 5.25%, 2/15/43	40,000	39,266
Northern States Power Co., 3.40%, 8/15/42	100,000	83,599
NRG Energy, Inc., 7.625%, 1/15/18	225,000	241,875
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	150,203
PacifiCorp, 6.00%, 1/15/39	110,000	131,967
Progress Energy, Inc., 3.15%, 4/1/22	80,000	76,731
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	31,164
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	70,448
Sempra Energy, 6.50%, 6/1/16	88,000	100,962
Sempra Energy, 9.80%, 2/15/19	30,000	40,478
Sempra Energy, 2.875%, 10/1/22	130,000	121,657
Southern Power Co., 5.15%, 9/15/41	40,000	40,747
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	150,424
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	59,951

		4,720,531

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	43,193
Target Corp., 4.00%, 7/1/42	80,000	73,135

		116,328

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	90,000	90,798

OIL, GAS AND CONSUMABLE FUELS — 2.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	300,000	245,250
Anadarko Petroleum Corp., 5.95%, 9/15/16	180,000	202,018
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	93,081
Apache Corp., 2.625%, 1/15/23	220,000	203,143
Apache Corp., 4.75%, 4/15/43	90,000	85,792
Bill Barrett Corp., 9.875%, 7/15/16	150,000	157,894
Bill Barrett Corp., 7.00%, 10/15/22	250,000	251,250
BP Capital Markets plc, 2.25%, 11/1/16	160,000	163,950
BP Capital Markets plc, 1.85%, 5/5/17	100,000	100,184
BP Capital Markets plc, 4.50%, 10/1/20	80,000	86,886
Cenovus Energy, Inc., 4.50%, 9/15/14	50,000	52,215
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	250,000	248,750
ConocoPhillips, 5.75%, 2/1/19	160,000	187,586
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	140,573
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	108,500
Denbury Resources, Inc., 4.625%, 7/15/23	140,000	129,325
Devon Energy Corp., 5.60%, 7/15/41	130,000	135,325
EOG Resources, Inc., 5.625%, 6/1/19	60,000	70,257
FMC Technologies, Inc., 2.00%, 10/1/17	120,000	118,091
Hess Corp., 6.00%, 1/15/40	40,000	42,745
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	63,014
Newfield Exploration Co., 6.875%, 2/1/20	120,000	124,200
Noble Energy, Inc., 4.15%, 12/15/21	220,000	227,436
Peabody Energy Corp., 6.00%, 11/15/18	100,000	100,625
Peabody Energy Corp., 6.50%, 9/15/20	5,000	5,037

Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	105,500
Petro-Canada, 6.80%, 5/15/38	110,000	128,004
Petrobras Global Finance BV, 4.375%, 5/20/23	130,000	120,485
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	188,092
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	370,000	373,417
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	116,025
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	204,500
Petroleos Mexicanos, 3.50%, 1/30/23(1)	70,000	64,750
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	72,625
Petroleos Mexicanos, 5.50%, 6/27/44(1)	80,000	72,200
Phillips 66, 4.30%, 4/1/22	260,000	268,982
Pioneer Natural Resources Co., 3.95%, 7/15/22	250,000	247,177
Shell International Finance BV, 2.375%, 8/21/22	160,000	149,728
Shell International Finance BV, 3.625%, 8/21/42	100,000	88,769
Statoil ASA, 2.45%, 1/17/23	220,000	204,104
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	156,750
Talisman Energy, Inc., 7.75%, 6/1/19	180,000	218,955
Tesoro Corp., 5.375%, 10/1/22	100,000	101,750

		6,224,940

PAPER AND FOREST PRODUCTS — 0.3%
Domtar Corp., 4.40%, 4/1/22	190,000	184,471
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	360,000	401,868
International Paper Co., 6.00%, 11/15/41	170,000	181,656

		767,995

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	120,000	121,561

PHARMACEUTICALS — 0.7%
AbbVie, Inc., 1.20%, 11/6/15(1)	80,000	80,123
AbbVie, Inc., 4.40%, 11/6/42(1)	70,000	65,353
Actavis, Inc., 1.875%, 10/1/17	110,000	107,307
Actavis, Inc., 4.625%, 10/1/42	70,000	62,772
Bristol-Myers Squibb Co., 3.25%, 8/1/42	200,000	162,046
Merck & Co., Inc., 2.40%, 9/15/22	290,000	268,976
Merck & Co., Inc., 2.80%, 5/18/23	190,000	180,031
Merck & Co., Inc., 3.60%, 9/15/42	30,000	26,053
Mylan, Inc., 3.125%, 1/15/23(1)	140,000	128,164
Roche Holdings, Inc., 6.00%, 3/1/19(1)	370,000	442,135
Roche Holdings, Inc., 7.00%, 3/1/39(1)	60,000	81,164
Sanofi, 4.00%, 3/29/21	100,000	106,781
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	40,000	38,305
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	170,000	177,097

		1,926,307

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
American Tower Corp., 4.50%, 1/15/18	115,000	122,732
American Tower Corp., 4.70%, 3/15/22	200,000	201,970
Boston Properties LP, 5.00%, 6/1/15	150,000	161,273
Boston Properties LP, 3.80%, 2/1/24	70,000	68,854
BRE Properties, Inc., 3.375%, 1/15/23	230,000	214,517
DDR Corp., 4.75%, 4/15/18	240,000	258,066
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	73,463
Essex Portfolio LP, 3.625%, 8/15/22	170,000	164,122

Essex Portfolio LP, 3.25%, 5/1/23	50,000	46,126
HCP, Inc., 3.75%, 2/1/16	250,000	263,358
Health Care REIT, Inc., 2.25%, 3/15/18	200,000	196,511
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	285,594
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	179,032
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	91,849
Kilroy Realty LP, 3.80%, 1/15/23	230,000	215,744
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	109,020
Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	135,595
Simon Property Group LP, 5.75%, 12/1/15	240,000	264,545
UDR, Inc., 4.25%, 6/1/18	70,000	74,308
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	70,000	73,286
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	150,000	156,114
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	84,138
WEA Finance LLC, 4.625%, 5/10/21(1)	70,000	73,932

		3,514,149

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	130,000	149,950

ROAD AND RAIL — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	127,000	131,868
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	50,784
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	200,000	200,442
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	112,391
CSX Corp., 4.25%, 6/1/21	150,000	160,487
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	127,734
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	129,423
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	200,000	202,902
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	81,416
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,537
Union Pacific Corp., 4.875%, 1/15/15	200,000	212,100
Union Pacific Corp., 4.75%, 9/15/41	110,000	111,784

		1,571,868

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	170,000	166,485

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	220,000	244,566
Oracle Corp., 5.75%, 4/15/18	200,000	232,892
Oracle Corp., 2.50%, 10/15/22	215,000	198,552

		676,010

SPECIALTY RETAIL — 0.4%
Home Depot, Inc. (The), 5.95%, 4/1/41	270,000	323,188
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	210,500
Staples, Inc., 4.375%, 1/12/23	150,000	145,609
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	104,375
United Rentals North America, Inc., 5.75%, 7/15/18	330,000	348,150

		1,131,822

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21	30,000	33,217
Hanesbrands, Inc., 6.375%, 12/15/20	60,000	64,275
L Brands, Inc., 6.90%, 7/15/17	250,000	279,375

Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	54,500
PVH Corp., 4.50%, 12/15/22	140,000	135,100

		566,467

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	55,000	72,901
Altria Group, Inc., 2.85%, 8/9/22	390,000	361,123
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	126,976

		561,000

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	10,000	13,492
America Movil SAB de CV, 5.00%, 3/30/20	100,000	107,783
America Movil SAB de CV, 3.125%, 7/16/22	310,000	286,243
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	230,000	236,158
Vodafone Group plc, 5.625%, 2/27/17	140,000	155,705
Vodafone Group plc, 2.50%, 9/26/22	70,000	62,157

		861,538

TOTAL CORPORATE BONDS (Cost $82,680,350)		83,226,859

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 29.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.0%
FHLMC, VRN, 1.75%, 7/15/13	275,000	275,717
FHLMC, VRN, 1.85%, 7/15/13	495,820	499,302
FHLMC, VRN, 1.97%, 7/15/13	318,454	321,501
FHLMC, VRN, 1.98%, 7/15/13	300,000	303,787
FHLMC, VRN, 2.08%, 7/15/13	857,979	859,393
FHLMC, VRN, 2.36%, 7/15/13	629,078	624,729
FHLMC, VRN, 2.37%, 7/15/13	545,352	540,106
FHLMC, VRN, 2.59%, 7/15/13	220,469	228,285
FHLMC, VRN, 2.90%, 7/15/13	363,652	371,568
FHLMC, VRN, 3.24%, 7/15/13	185,595	195,327
FHLMC, VRN, 3.29%, 7/15/13	571,932	591,014
FHLMC, VRN, 3.81%, 7/15/13	571,000	599,837
FHLMC, VRN, 4.04%, 7/15/13	339,732	360,003
FHLMC, VRN, 5.21%, 7/15/13	461,578	492,706
FHLMC, VRN, 5.40%, 7/15/13	175,974	187,466
FHLMC, VRN, 5.80%, 7/15/13	636,911	673,244
FHLMC, VRN, 5.97%, 7/15/13	818,763	881,863
FHLMC, VRN, 6.13%, 7/15/13	221,482	238,648
FNMA, VRN, 2.71%, 7/25/13	655,412	665,557
FNMA, VRN, 3.35%, 7/25/13	213,674	227,206
FNMA, VRN, 3.83%, 7/25/13	485,880	511,087
FNMA, VRN, 3.93%, 7/25/13	344,148	363,330
FNMA, VRN, 5.41%, 7/25/13	368,074	396,787

		10,408,463

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.4%
FHLMC, 4.50%, 6/1/21	64,285	67,714
FHLMC, 5.50%, 1/1/38	49,593	53,418

FHLMC, 5.50%, 4/1/38	238,850	256,599
FHLMC, 4.00%, 4/1/41	1,441,108	1,519,261
FHLMC, 6.50%, 7/1/47	2,236	2,467
FNMA, 3.00%, 7/15/13(3)	3,000,000	2,931,094
FNMA, 4.00%, 7/15/13(3)	925,000	963,590
FNMA, 5.00%, 7/15/13(3)	2,500,000	2,690,626
FNMA, 5.50%, 7/15/13(3)	3,000,000	3,258,634
FNMA, 3.50%, 8/12/13(3)	2,000,000	2,024,687
FNMA, 5.00%, 7/1/20	127,806	136,739
FNMA, 5.00%, 7/1/31	1,259,765	1,393,809
FNMA, 4.50%, 10/1/33	692,712	734,954
FNMA, 5.00%, 11/1/33	1,429,168	1,548,778
FNMA, 6.00%, 12/1/33	998,457	1,099,474
FNMA, 5.50%, 4/1/34	1,168,515	1,279,025
FNMA, 5.50%, 4/1/34	374,039	409,413
FNMA, 5.00%, 8/1/34	185,634	200,881
FNMA, 5.50%, 8/1/34	409,506	449,034
FNMA, 5.00%, 4/1/35	950,921	1,027,006
FNMA, 5.00%, 8/1/35	70,459	75,868
FNMA, 4.50%, 9/1/35	82,622	87,401
FNMA, 5.50%, 7/1/36	72,811	79,002
FNMA, 5.50%, 12/1/36	146,909	159,400
FNMA, 6.00%, 7/1/37	336,291	373,141
FNMA, 6.00%, 8/1/37	227,480	249,076
FNMA, 6.50%, 8/1/37	23,487	25,854
FNMA, 6.00%, 9/1/37	323,339	351,246
FNMA, 6.00%, 11/1/37	370,104	404,838
FNMA, 5.00%, 3/1/38	424,934	456,705
FNMA, 6.50%, 9/1/38	412,404	464,056
FNMA, 5.50%, 1/1/39	637,238	691,199
FNMA, 5.00%, 2/1/39	888,958	956,175
FNMA, 4.50%, 4/1/39	228,582	249,983
FNMA, 4.50%, 5/1/39	569,906	622,910
FNMA, 6.50%, 5/1/39	18,554	20,494
FNMA, 4.50%, 6/1/39	1,409,142	1,523,337
FNMA, 4.50%, 10/1/39	872,782	950,255
FNMA, 4.00%, 10/1/40	774,313	807,570
FNMA, 4.50%, 11/1/40	762,065	823,379
FNMA, 4.00%, 12/1/40	887,746	929,257
FNMA, 4.50%, 4/1/41	1,504,284	1,615,703
FNMA, 4.00%, 5/1/41	1,354,557	1,411,801
FNMA, 4.50%, 7/1/41	1,474,942	1,584,676
FNMA, 4.00%, 8/1/41	1,131,550	1,181,106
FNMA, 4.00%, 9/1/41	1,619,870	1,697,202
FNMA, 4.50%, 9/1/41	832,597	888,155
FNMA, 3.50%, 10/1/41	1,107,277	1,125,381
FNMA, 4.00%, 12/1/41	832,970	872,753
FNMA, 4.00%, 1/1/42	582,309	608,026
FNMA, 3.50%, 5/1/42	919,132	934,630
FNMA, 3.50%, 6/1/42	960,005	976,613
FNMA, 3.50%, 9/1/42	956,694	972,953
FNMA, 6.50%, 6/1/47	3,234	3,546
FNMA, 6.50%, 8/1/47	6,330	6,938

FNMA, 6.50%, 8/1/47	4,290	4,706
FNMA, 6.50%, 9/1/47	19,827	21,727
FNMA, 6.50%, 9/1/47	565	620
FNMA, 6.50%, 9/1/47	4,268	4,680
FNMA, 6.50%, 9/1/47	5,023	5,504
FNMA, 6.50%, 9/1/47	2,423	2,659
GNMA, 4.00%, 7/22/13(3)	5,000,000	5,240,625
GNMA, 5.50%, 12/15/32	306,982	338,128
GNMA, 6.00%, 9/20/38	151,214	167,108
GNMA, 5.50%, 12/20/38	377,672	413,311
GNMA, 4.50%, 6/15/39	1,357,956	1,471,313
GNMA, 4.50%, 1/15/40	847,067	906,459
GNMA, 4.50%, 4/15/40	874,858	948,484
GNMA, 4.00%, 11/20/40	1,915,148	2,015,876
GNMA, 4.50%, 7/20/41	2,490,511	2,674,613
GNMA, 3.50%, 6/20/42	3,142,843	3,230,026
GNMA, 3.50%, 7/20/42	2,040,054	2,096,645

		65,770,316

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $76,256,675)		76,178,779

U.S. TREASURY SECURITIES — 24.9%

U.S. Treasury Bonds, 5.375%, 2/15/31	3,850,000	5,015,826
U.S. Treasury Bonds, 3.125%, 11/15/41	400,000	375,594
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	2,590,782
U.S. Treasury Bonds, 3.125%, 2/15/43	2,550,000	2,383,852
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	265,922
U.S. Treasury Notes, 0.75%, 9/15/13	6,500,000	6,509,392
U.S. Treasury Notes, 0.50%, 10/15/13	4,000,000	4,004,764
U.S. Treasury Notes, 0.75%, 12/15/13	800,000	802,375
U.S. Treasury Notes, 1.25%, 2/15/14	700,000	704,867
U.S. Treasury Notes, 1.25%, 3/15/14	800,000	806,234
U.S. Treasury Notes, 1.25%, 4/15/14	1,800,000	1,815,363
U.S. Treasury Notes, 0.50%, 10/15/14	7,700,000	7,727,974
U.S. Treasury Notes, 0.375%, 11/15/15	600,000	598,570
U.S. Treasury Notes, 0.375%, 1/15/16	1,000,000	996,289
U.S. Treasury Notes, 0.375%, 6/15/16	500,000	497,832
U.S. Treasury Notes, 1.50%, 6/30/16	1,250,000	1,279,980
U.S. Treasury Notes, 1.50%, 7/31/16	2,100,000	2,149,711
U.S. Treasury Notes, 0.875%, 1/31/17	5,500,000	5,490,546
U.S. Treasury Notes, 0.875%, 2/28/17	3,500,000	3,490,704
U.S. Treasury Notes, 0.75%, 6/30/17	1,000,000	987,305
U.S. Treasury Notes, 0.50%, 7/31/17	4,500,000	4,391,015
U.S. Treasury Notes, 2.375%, 7/31/17	500,000	525,547
U.S. Treasury Notes, 0.75%, 10/31/17	950,000	931,853
U.S. Treasury Notes, 0.875%, 1/31/18	2,600,000	2,552,875
U.S. Treasury Notes, 1.00%, 5/31/18	5,670,000	5,570,775
U.S. Treasury Notes, 1.375%, 6/30/18(4)	280,000	279,749
U.S. Treasury Notes, 1.75%, 5/15/23	1,750,000	1,638,028

TOTAL U.S. TREASURY SECURITIES (Cost $65,065,327)		64,383,724

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 6.7%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/13	200,000	202,056
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	12,854	12,900
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	250,000	269,364
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	200,000	213,169
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(1)	525,000	494,933
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	80,718	81,615
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	229,594
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/13	150,000	151,985
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	780,000	832,979
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	584,253	592,644
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/13	725,000	738,383
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	42,424	42,484
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	226,146	225,991
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	300,000	313,262
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/13	664,000	689,576
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	750,000	771,848
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	680,700	721,170
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	950,000	999,032
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	725,000	718,259
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(1)	475,000	449,968
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	517,055	525,896
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	950,000	967,012
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	400,000	411,697
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/13	75,000	77,815
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	167,062	169,584
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	300,000	315,738
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	700,000	741,737

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	576,000	615,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	200,000	187,148
Morgan Stanley Capital I, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	548,001	551,687
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	693,350	698,110
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	104,288	104,144
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	798,298	832,379
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 7/1/13	14,419	14,401
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 7/1/13	1,050,000	1,076,904
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	154,465	156,171
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,232,677

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,777,793)		17,430,065

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 6.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	171,823	129,011
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	497,035	519,841
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	127,363	130,500
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 3.00%, 7/1/13	494,657	480,899
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	450,000	461,614
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	504,606	456,390
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 7/1/13	262,511	253,456
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 7/1/13	454,201	438,230
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	68,952	68,181
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	429,648	422,104
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	383,207	394,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,984	6,812
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	43,588	43,612
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.76%, 7/1/13	67,474	66,891
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	358,334	349,027
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	16,714	16,626
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	535,225	528,519
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 7/1/13	284,337	278,545
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.01%, 7/1/13	866,737	800,560

JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.89%, 7/1/13	112,688	114,025
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(1)	698,627	702,779
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 7/1/13	327,291	335,324
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	233,306	230,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	191,717	201,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	206,751	217,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 7/1/13	307,995	310,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	190,253	191,963
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	193,235	185,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	75,835	79,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	736,448	744,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	746,862	766,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	794,185	779,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	744,764	755,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	188,647	180,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	234,323	233,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.47%, 7/1/13	222,787	196,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 7/1/13	143,688	139,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 7/1/13	588,240	567,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	230,092	222,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	564,313	552,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	670,283	672,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	275,893	293,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	383,900	400,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	84,135	86,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 7/1/13	222,202	218,736

		15,224,773

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/13	397,451	398,518

FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/13	345,453	349,187
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/13	120,561	120,841
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/13	553,481	559,437

		1,427,983

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,469,592)		16,652,756

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	$200,000	228,800
Brazilian Government International Bond, 4.875%, 1/22/21	$290,000	311,025

		539,825

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16	$100,000	112,619
Province of Ontario Canada, 1.60%, 9/21/16	$200,000	203,060

		315,679

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$120,000	120,600
Chile Government International Bond, 3.625%, 10/30/42	$100,000	83,000

		203,600

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	$230,000	240,120

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$80,000	93,552

MEXICO — 0.5%
Mexico Government International Bond, 5.625%, 1/15/17	$70,000	78,155
Mexico Government International Bond, 5.95%, 3/19/19	$250,000	287,375
Mexico Government International Bond, 5.125%, 1/15/20	$470,000	518,880
Mexico Government International Bond, 6.05%, 1/11/40	$100,000	109,500
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$220,000	196,900

		1,190,810

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	$60,000	71,100
Peruvian Government International Bond, 5.625%, 11/18/50	$150,000	155,250

		226,350

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	$40,000	41,925
Poland Government International Bond, 5.125%, 4/21/21	$60,000	65,400
Poland Government International Bond, 3.00%, 3/17/23	$130,000	117,650

		224,975

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$110,000	115,780
Korea Development Bank (The), 3.25%, 3/9/16	$100,000	103,593
Korea Development Bank (The), 4.00%, 9/9/16	$70,000	74,296

		293,669

TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	$200,000	175,500

UNITED KINGDOM — 0.7%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	985,000	1,775,424

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	66,000

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,495,578)			5,345,504

MUNICIPAL SECURITIES — 1.4%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		65,000	68,632
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		150,000	187,558
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		150,000	188,295
California GO, (Building Bonds), 6.65%, 3/1/22		40,000	47,751
California GO, (Building Bonds), 7.55%, 4/1/39		130,000	174,561
California GO, (Building Bonds), 7.30%, 10/1/39		10,000	13,032
California GO, (Building Bonds), 7.60%, 11/1/40		25,000	33,860
Illinois GO, 5.88%, 3/1/19		55,000	60,695
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		220,000	208,221
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		25,000	26,606
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35		45,000	46,993
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		150,000	188,860
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		10,000	11,065
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		50,000	57,179
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		80,000	96,513
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		50,000	59,453
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33		50,000	55,839
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		240,000	321,919
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		40,000	51,887
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42		80,000	94,408
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		75,000	90,288
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11		155,000	136,378
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40		110,000	109,325
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		80,000	83,185
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		40,000	47,614
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		175,000	190,935
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	75,175
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		210,000	191,491
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		175,000	199,194
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		150,000	168,570
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41		85,000	87,949

San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	59,270
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	57,561
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	112,232
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	100,172

TOTAL MUNICIPAL SECURITIES (Cost $3,411,268)		3,702,666

ASSET-BACKED SECURITIES — 0.5%

CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16(2)	1,150,000	1,147,201
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	100,000	96,250

TOTAL ASSET-BACKED SECURITIES (Cost $1,251,616)		1,243,451

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLMC, 2.375%, 1/13/22	70,000	68,116
FNMA, 6.625%, 11/15/30	50,000	68,101

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $144,787)		136,217

SHORT-TERM INVESTMENTS — 0.8%

U.S. Treasury Bills 0.08%, 11/21/13(5)	1,000,000	999,742
U.S. Treasury Bills 0.08%, 11/21/13(5)	1,000,000	999,742

TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,408)		1,999,484

TEMPORARY CASH INVESTMENTS — 1.3%

Liberty Street Funding LLC, 0.05%, 7/1/13(1)(5)	3,000,000	2,999,957
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $59,581), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $58,363)		58,363
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $178,395), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $175,088)		175,087
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $59,363), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $58,362)		58,362
SSgA U.S. Government Money Market Fund	160,264	160,264

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,452,076)		3,452,033

TOTAL INVESTMENT SECURITIES — 105.8% (Cost $274,004,470)		273,751,538

OTHER ASSETS AND LIABILITIES(6) — (5.8)%		(15,051,034)

TOTAL NET ASSETS — 100.0%		$258,700,504

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	85,945	AUD	90,000	Westpac Group	9/17/2013	4,095
USD	231,966	BRL	510,000	Barclays Bank plc	9/17/2013	6,922
CAD	1,500,000	USD	1,465,465	Barclays Bank plc	9/17/2013	(41,831)
CAD	120,000	USD	117,731	Deutsche Bank	9/17/2013	(3,840)
USD	2,051,362	CAD	2,100,000	HSBC Holdings plc	9/17/2013	58,275
USD	392,157	CLP	199,999,999	Barclays Bank plc	9/17/2013	3,250
CNY	3,600,000	USD	584,243	HSBC Holdings plc	9/17/2013	(4,430)
USD	395,725	COP	758,999,994	Barclays Bank plc	9/17/2013	3,727
EUR	150,000	USD	200,160	Barclays Bank plc	9/17/2013	(4,848)
EUR	900,000	USD	1,200,789	HSBC Holdings plc	9/17/2013	(28,911)
USD	1,200,837	EUR	900,000	Barclays Bank plc	9/17/2013	28,959
GBP	600,000	USD	940,381	Deutsche Bank	9/17/2013	(28,270)
GBP	90,000	USD	141,639	HSBC Holdings plc	9/17/2013	(4,823)
USD	2,820,188	GBP	1,800,000	Barclays Bank plc	9/17/2013	83,856
HUF	69,000,000	USD	307,895	Deutsche Bank	9/17/2013	(5,684)
USD	297,060	HUF	68,600,001	Deutsche Bank	9/17/2013	(3,399)
USD	296,837	HUF	68,699,999	Deutsche Bank	9/17/2013	(4,060)
IDR	6,550,000,025	USD	645,957	Westpac Group	9/17/2013	(10,093)
USD	350,000	INR	21,617,750	Westpac Group	9/17/2013	(7,452)
USD	146,159	INR	8,600,000	Westpac Group	9/17/2013	3,957
USD	350,000	KRW	406,087,500	HSBC Holdings plc	9/17/2013	(4,219)
USD	251,267	KRW	285,000,003	HSBC Holdings plc	9/17/2013	2,669
MXN	2,520,000	USD	195,717	Barclays Bank plc	9/17/2013	(2,554)
USD	392,188	MXN	5,100,000	Barclays Bank plc	9/17/2013	1,264
USD	371,514	MYR	1,200,000	Westpac Group	9/17/2013	(4,566)
USD	184,945	MYR	600,000	Westpac Group	9/17/2013	(3,094)
NOK	1,320,000	USD	229,735	Deutsche Bank	9/17/2013	(13,017)
USD	350,000	NOK	2,142,118	Deutsche Bank	9/17/2013	(1,694)
USD	226,556	NOK	1,400,000	Deutsche Bank	9/17/2013	(3,297)
PEN	600,000	USD	214,286	Barclays Bank plc	9/17/2013	(29)
USD	217,549	PEN	600,000	Barclays Bank plc	9/17/2013	3,292
USD	153,950	PHP	6,600,000	Westpac Group	9/17/2013	844
USD	244,733	PLN	780,000	Deutsche Bank	9/17/2013	11,090
RUB	8,400,000	USD	261,377	Westpac Group	9/17/2013	(8,786)
USD	700,000	RUB	23,422,000	Westpac Group	9/17/2013	(4,308)
USD	250,821	RUB	8,400,000	Westpac Group	9/17/2013	(1,770)
USD	206,128	SEK	1,400,000	Deutsche Bank	9/17/2013	(2,280)
SGD	60,000	USD	47,862	HSBC Holdings plc	9/17/2013	(518)
USD	716,983	SGD	900,000	HSBC Holdings plc	9/17/2013	6,821
USD	365,408	THB	11,400,000	Westpac Group	9/17/2013	(712)
USD	471,070	TRY	900,000	Deutsche Bank	9/17/2013	9,986
TWD	10,515,750	USD	350,000	HSBC Holdings plc	9/17/2013	1,177
USD	496,114	TWD	15,000,000	HSBC Holdings plc	9/17/2013	(4,816)
USD	495,868	TWD	15,000,000	HSBC Holdings plc	9/17/2013	(5,062)
USD	472,101	TWD	14,100,000	HSBC Holdings plc	9/17/2013	1,226
USD	417,219	TWD	12,600,000	HSBC Holdings plc	9/17/2013	(3,563)
USD	164,712	ZAR	1,650,000	Deutsche Bank	9/17/2013	(373)
						19,111

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Barclays Bank plc/CDX North America High Yield 11 Index	581,000	Sell*	5.00	12/20/13	(12,609)	24,956	12,347

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona

SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,068,838, which represented 5.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Corporate Bonds	—	83,226,859	—
U.S. Government Agency Mortgage-Backed Securities	—	76,178,779	—
U.S. Treasury Securities	—	64,383,724	—
Commercial Mortgage-Backed Securities	—	17,430,065	—
Collateralized Mortgage Obligations	—	16,652,756	—
Sovereign Governments and Agencies	—	5,345,504	—
Municipal Securities	—	3,702,666	—
Asset-Backed Securities	—	1,243,451	—
U.S. Government Agency Securities	—	136,217	—
Short-Term Investments	—	1,999,484	—
Temporary Cash Investments	160,264	3,291,769	—

Total Value of Investment Securities	160,264	273,591,274	—

Other Financial Instruments
Swap Agreements	—	24,956	—
Forward Foreign Currency Exchange Contracts	—	19,111	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	44,067	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,097,261
Gross tax appreciation of investments	$4,319,151
Gross tax depreciation of investments	(4,664,874)
Net tax appreciation (depreciation) of investments	$(345,723)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

June 30, 2013

Diversified Bond - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 31.5%

U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	23,807,355
U.S. Treasury Bonds, 8.125%, 8/15/21	9,735,000	14,130,197
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,589,372
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	18,119,041
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	10,410,624
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	15,900,388
U.S. Treasury Bonds, 5.375%, 2/15/31	49,100,000	63,968,069
U.S. Treasury Bonds, 4.375%, 11/15/39	36,250,000	42,559,747
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	28,363,187
U.S. Treasury Bonds, 4.375%, 5/15/41	20,000,000	23,487,500
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	16,840,083
U.S. Treasury Bonds, 3.125%, 2/15/43	58,000,000	54,220,952
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	5,318,436
U.S. Treasury Notes, 0.75%, 8/15/13	85,000,000	85,073,015
U.S. Treasury Notes, 0.50%, 10/15/13	97,000,000	97,115,527
U.S. Treasury Notes, 2.00%, 11/30/13	20,000,000	20,157,420
U.S. Treasury Notes, 0.75%, 12/15/13	14,000,000	14,041,566
U.S. Treasury Notes, 0.25%, 1/31/14	20,000,000	20,016,020
U.S. Treasury Notes, 1.25%, 2/15/14	12,000,000	12,083,436
U.S. Treasury Notes, 1.25%, 3/15/14	40,000,000	40,311,720
U.S. Treasury Notes, 1.25%, 4/15/14	45,000,000	45,384,075
U.S. Treasury Notes, 2.25%, 1/31/15	60,000,000	61,869,120
U.S. Treasury Notes, 0.375%, 11/15/15	22,000,000	21,947,574
U.S. Treasury Notes, 1.375%, 11/30/15	26,750,000	27,317,394
U.S. Treasury Notes, 2.125%, 12/31/15	26,000,000	27,040,000
U.S. Treasury Notes, 0.375%, 6/15/16	50,000,000	49,783,200
U.S. Treasury Notes, 1.50%, 6/30/16	67,000,000	68,606,928
U.S. Treasury Notes, 1.50%, 7/31/16	71,000,000	72,680,712
U.S. Treasury Notes, 0.875%, 11/30/16	33,500,000	33,518,325
U.S. Treasury Notes, 0.875%, 1/31/17	41,000,000	40,929,521
U.S. Treasury Notes, 0.875%, 2/28/17	60,000,000	59,840,640
U.S. Treasury Notes, 0.75%, 6/30/17	34,000,000	33,568,370
U.S. Treasury Notes, 0.50%, 7/31/17	93,000,000	90,747,633
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	62,014,546
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,405,780
U.S. Treasury Notes, 1.875%, 10/31/17	53,600,000	55,136,819
U.S. Treasury Notes, 0.875%, 1/31/18	89,000,000	87,386,875
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,165,011
U.S. Treasury Notes, 1.00%, 5/31/18	57,640,000	56,631,300
U.S. Treasury Notes, 1.375%, 6/30/18(1)	33,360,000	33,330,043
U.S. Treasury Notes, 1.375%, 9/30/18	20,600,000	20,503,427
U.S. Treasury Notes, 1.375%, 11/30/18	60,000,000	59,573,460
U.S. Treasury Notes, 1.00%, 11/30/19	17,000,000	16,189,848
U.S. Treasury Notes, 2.625%, 8/15/20	10,000,000	10,446,090
U.S. Treasury Notes, 2.125%, 8/15/21	24,000,000	23,890,320
U.S. Treasury Notes, 1.625%, 8/15/22	3,500,000	3,282,069
U.S. Treasury Notes, 1.75%, 5/15/23	136,900,000	128,140,590

TOTAL U.S. TREASURY SECURITIES (Cost $1,820,484,304)		1,819,843,325

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 30.4%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.9%
FHLMC, VRN, 1.75%, 7/15/13	5,794,094	5,809,191
FHLMC, VRN, 1.85%, 7/15/13	9,916,391	9,986,043
FHLMC, VRN, 1.97%, 7/15/13	7,733,875	7,807,875
FHLMC, VRN, 1.98%, 7/15/13	8,250,000	8,354,153
FHLMC, VRN, 2.08%, 7/15/13	14,299,657	14,323,223
FHLMC, VRN, 2.36%, 7/15/13	14,517,188	14,416,826
FHLMC, VRN, 2.37%, 7/15/13	18,482,085	18,304,275
FHLMC, VRN, 2.59%, 7/15/13	2,939,589	3,043,807
FHLMC, VRN, 2.90%, 7/15/13	2,454,651	2,508,086
FHLMC, VRN, 3.24%, 7/15/13	4,198,696	4,418,859
FHLMC, VRN, 3.29%, 7/15/13	8,864,949	9,160,715
FHLMC, VRN, 3.57%, 7/15/13	3,930,662	4,151,936
FHLMC, VRN, 3.74%, 7/15/13	3,458,125	3,622,534
FHLMC, VRN, 3.81%, 7/15/13	7,994,003	8,397,725
FHLMC, VRN, 4.04%, 7/15/13	6,115,170	6,480,047
FHLMC, VRN, 4.36%, 7/15/13	6,164,356	6,492,847
FHLMC, VRN, 5.21%, 7/15/13	4,231,133	4,516,475
FHLMC, VRN, 5.40%, 7/15/13	5,279,233	5,623,992
FHLMC, VRN, 5.80%, 7/15/13	13,257,040	14,013,296
FHLMC, VRN, 5.97%, 7/15/13	17,085,500	18,402,224
FHLMC, VRN, 6.13%, 7/15/13	4,429,750	4,773,090
FNMA, VRN, 2.67%, 7/25/13	1,251,327	1,332,850
FNMA, VRN, 2.71%, 7/25/13	11,865,402	12,049,055
FNMA, VRN, 3.09%, 7/25/13	3,225,397	3,326,918
FNMA, VRN, 3.32%, 7/25/13	2,541,635	2,621,015
FNMA, VRN, 3.35%, 7/25/13	4,674,117	4,970,126
FNMA, VRN, 3.83%, 7/25/13	6,115,480	6,432,740
FNMA, VRN, 3.93%, 7/25/13	7,645,312	8,071,435
FNMA, VRN, 5.41%, 7/25/13	7,166,098	7,725,119
FNMA, VRN, 5.96%, 7/25/13	1,732,738	1,895,182

		223,031,659

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.5%
FHLMC, 7.00%, 11/1/13	455	459
FHLMC, 7.00%, 6/1/14	2,999	3,058
FHLMC, 6.50%, 6/1/16	30,999	32,947
FHLMC, 6.50%, 6/1/16	14,923	15,822
FHLMC, 5.00%, 11/1/17	283,281	299,306
FHLMC, 4.50%, 1/1/19	42,423	44,529
FHLMC, 5.00%, 1/1/21	2,680,782	2,882,575
FHLMC, 5.00%, 4/1/21	636,097	681,388
FHLMC, 7.00%, 9/1/27	5,557	6,479
FHLMC, 6.50%, 1/1/28	8,448	9,683
FHLMC, 7.00%, 2/1/28	1,466	1,709
FHLMC, 6.50%, 3/1/29	50,013	57,447
FHLMC, 6.50%, 6/1/29	45,108	50,749
FHLMC, 7.00%, 8/1/29	5,269	6,144
FHLMC, 5.00%, 4/1/31	9,867,829	10,881,172

FHLMC, 5.00%, 5/1/31	11,128,707	12,274,324
FHLMC, 6.50%, 5/1/31	1,067	1,147
FHLMC, 6.50%, 5/1/31	26,916	30,703
FHLMC, 6.50%, 6/1/31	663	709
FHLMC, 6.50%, 6/1/31	735	785
FHLMC, 6.50%, 6/1/31	173	197
FHLMC, 6.50%, 6/1/31	1,380	1,574
FHLMC, 6.50%, 6/1/31	4,827	5,507
FHLMC, 5.50%, 12/1/33	745,193	823,931
FHLMC, 6.00%, 9/1/35	12,731,542	13,996,146
FHLMC, 5.50%, 12/1/37	839,465	901,846
FHLMC, 5.50%, 1/1/38	2,763,064	2,976,154
FHLMC, 6.00%, 2/1/38	8,856,239	9,600,639
FHLMC, 5.50%, 4/1/38	2,985,627	3,207,489
FHLMC, 6.00%, 8/1/38	306,595	334,030
FHLMC, 4.00%, 4/1/41	41,174,508	43,407,471
FHLMC, 6.50%, 7/1/47	53,293	58,804
FNMA, 3.00%, 7/15/13(3)	40,000,000	39,081,252
FNMA, 4.00%, 7/15/13(3)	72,000,000	75,003,746
FNMA, 4.50%, 7/15/13(3)	40,000,000	42,331,252
FNMA, 5.00%, 7/15/13(3)	121,000,000	130,226,286
FNMA, 5.50%, 7/15/13(3)	37,000,000	40,189,814
FNMA, 3.50%, 8/12/13(3)	125,000,000	126,542,969
FNMA, 6.00%, 12/1/13	2,011	2,026
FNMA, 6.00%, 1/1/14	1,592	1,606
FNMA, 6.00%, 2/1/14	2,959	2,996
FNMA, 6.00%, 4/1/14	4,625	4,693
FNMA, 5.50%, 12/1/16	142,365	150,555
FNMA, 5.50%, 12/1/16	36,105	38,154
FNMA, 5.00%, 6/1/18	2,683,813	2,871,624
FNMA, 4.50%, 5/1/19	810,956	862,406
FNMA, 6.50%, 1/1/26	34,063	38,817
FNMA, 7.00%, 12/1/27	6,637	7,731
FNMA, 6.50%, 1/1/28	4,879	5,027
FNMA, 7.50%, 4/1/28	22,991	26,243
FNMA, 7.00%, 5/1/28	22,183	25,904
FNMA, 7.00%, 6/1/28	1,543	1,801
FNMA, 6.50%, 1/1/29	8,069	9,262
FNMA, 6.50%, 4/1/29	22,257	24,873
FNMA, 7.00%, 7/1/29	26,343	30,772
FNMA, 7.50%, 7/1/29	62,728	71,957
FNMA, 7.50%, 9/1/30	17,300	20,651
FNMA, 5.00%, 6/1/31	8,656,040	9,579,018
FNMA, 5.00%, 7/1/31	14,387,571	15,918,462
FNMA, 7.00%, 9/1/31	87,020	101,592
FNMA, 6.50%, 1/1/32	50,616	58,217
FNMA, 6.50%, 8/1/32	136,001	150,779
FNMA, 6.50%, 8/1/32	6,575	7,366
FNMA, 5.50%, 2/1/33	8,522,765	9,328,789
FNMA, 5.00%, 6/1/33	8,476,482	9,183,345
FNMA, 5.50%, 6/1/33	417,893	456,676
FNMA, 5.50%, 7/1/33	2,758,607	3,034,177
FNMA, 5.00%, 8/1/33	1,273,583	1,377,882

FNMA, 5.50%, 8/1/33	1,051,633	1,151,089
FNMA, 5.50%, 9/1/33	1,318,055	1,472,192
FNMA, 5.00%, 11/1/33	4,906,710	5,317,364
FNMA, 6.00%, 12/1/33	3,911,714	4,307,476
FNMA, 5.50%, 1/1/34	1,209,912	1,325,511
FNMA, 5.50%, 2/1/34	4,244,277	4,727,409
FNMA, 5.00%, 3/1/34	2,915,285	3,154,031
FNMA, 4.50%, 1/1/35	16,184,487	17,181,233
FNMA, 5.00%, 4/1/35	7,448,882	8,044,879
FNMA, 5.00%, 6/1/35	5,587,569	6,044,860
FNMA, 5.00%, 7/1/35	10,362,451	11,206,770
FNMA, 5.00%, 8/1/35	363,926	391,864
FNMA, 4.50%, 9/1/35	1,398,502	1,479,403
FNMA, 5.00%, 10/1/35	3,218,562	3,465,646
FNMA, 5.50%, 12/1/35	15,777,334	17,300,239
FNMA, 5.00%, 2/1/36	2,035,778	2,197,467
FNMA, 5.50%, 4/1/36	2,369,300	2,574,001
FNMA, 5.50%, 5/1/36	4,790,899	5,225,650
FNMA, 5.50%, 7/1/36	1,134,243	1,230,681
FNMA, 6.50%, 10/1/36	41,081	47,278
FNMA, 5.50%, 2/1/37	674,169	731,490
FNMA, 5.50%, 5/1/37	1,514,550	1,642,800
FNMA, 6.00%, 8/1/37	2,071,214	2,267,851
FNMA, 6.50%, 8/1/37	559,890	616,328
FNMA, 6.00%, 9/1/37	9,693,670	10,530,329
FNMA, 6.00%, 11/1/37	13,207,507	14,447,034
FNMA, 5.50%, 12/1/37	6,070,601	6,584,651
FNMA, 5.50%, 2/1/38	1,370,837	1,486,918
FNMA, 5.50%, 6/1/38	2,297,933	2,498,462
FNMA, 6.00%, 9/1/38	701,040	754,728
FNMA, 6.00%, 11/1/38	472,797	508,337
FNMA, 5.50%, 12/1/38	4,799,691	5,248,534
FNMA, 5.00%, 1/1/39	3,678,401	4,032,614
FNMA, 5.50%, 1/1/39	30,041,232	32,585,080
FNMA, 4.50%, 2/1/39	4,391,690	4,645,742
FNMA, 5.00%, 2/1/39	10,640,578	11,445,142
FNMA, 4.50%, 4/1/39	6,652,838	7,275,689
FNMA, 4.50%, 5/1/39	16,829,530	18,394,781
FNMA, 6.50%, 5/1/39	7,241,233	7,998,380
FNMA, 4.50%, 6/1/39	34,060,960	36,821,203
FNMA, 5.00%, 8/1/39	8,634,773	9,518,271
FNMA, 4.50%, 10/1/39	25,771,905	28,059,565
FNMA, 4.00%, 10/1/40	22,703,916	23,679,062
FNMA, 4.50%, 11/1/40	22,530,292	24,343,012
FNMA, 4.00%, 12/1/40	28,015,828	29,325,858
FNMA, 4.50%, 4/1/41	16,045,692	17,234,164
FNMA, 4.50%, 7/1/41	36,873,546	39,616,903
FNMA, 4.00%, 8/1/41	22,054,619	23,020,480
FNMA, 4.00%, 9/1/41	24,544,668	25,716,423
FNMA, 4.50%, 9/1/41	16,057,235	17,128,701
FNMA, 3.50%, 10/1/41	26,648,284	27,083,986
FNMA, 4.00%, 12/1/41	20,958,614	21,959,604
FNMA, 4.00%, 1/1/42	19,652,926	20,520,871

FNMA, 3.50%, 6/1/42	45,491,341	46,278,294
FNMA, 6.50%, 6/1/47	77,104	84,542
FNMA, 6.50%, 8/1/47	150,890	165,401
FNMA, 6.50%, 8/1/47	102,256	112,187
FNMA, 6.50%, 9/1/47	472,635	517,938
FNMA, 6.50%, 9/1/47	13,481	14,779
FNMA, 6.50%, 9/1/47	101,732	111,555
FNMA, 6.50%, 9/1/47	119,744	131,204
FNMA, 6.50%, 9/1/47	57,758	63,383
GNMA, 4.00%, 7/22/13(3)	70,000,000	73,368,750
GNMA, 7.00%, 11/15/22	18,067	20,637
GNMA, 7.00%, 4/20/26	5,193	6,084
GNMA, 7.50%, 8/15/26	10,252	12,088
GNMA, 8.00%, 8/15/26	5,686	6,772
GNMA, 7.50%, 5/15/27	8,898	10,124
GNMA, 8.00%, 6/15/27	12,243	12,921
GNMA, 7.50%, 11/15/27	1,967	2,040
GNMA, 7.00%, 2/15/28	4,309	4,422
GNMA, 7.50%, 2/15/28	3,847	3,972
GNMA, 6.50%, 3/15/28	13,172	14,125
GNMA, 7.00%, 4/15/28	2,238	2,262
GNMA, 6.50%, 5/15/28	1,265	1,410
GNMA, 6.50%, 5/15/28	35,480	39,513
GNMA, 7.00%, 12/15/28	7,135	8,348
GNMA, 7.00%, 5/15/31	48,963	58,383
GNMA, 4.50%, 8/15/33	3,312,729	3,542,918
GNMA, 6.00%, 9/20/38	3,326,712	3,676,373
GNMA, 5.50%, 11/15/38	5,224,840	5,795,828
GNMA, 5.50%, 11/15/38	3,590,543	4,025,234
GNMA, 6.00%, 1/20/39	897,031	991,762
GNMA, 5.00%, 3/20/39	6,035,097	6,545,567
GNMA, 4.50%, 4/15/39	8,988,100	9,578,729
GNMA, 4.50%, 11/15/39	38,650,004	41,898,684
GNMA, 4.50%, 1/15/40	4,235,337	4,532,297
GNMA, 4.00%, 7/15/40	7,313,278	7,728,794
GNMA, 4.00%, 11/20/40	56,079,006	59,028,509
GNMA, 4.50%, 12/15/40	11,878,503	12,872,421
GNMA, 4.50%, 7/20/41	18,678,829	20,059,594
GNMA, 3.50%, 6/20/42	17,869,309	18,365,004
GNMA, 3.50%, 7/20/42	27,200,718	27,955,266

		1,532,579,793

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,742,242,412)		1,755,611,452

CORPORATE BONDS — 26.2%

AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	290,000	312,555
L-3 Communications Corp., 4.75%, 7/15/20	2,490,000	2,614,271
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	1,989,143
Lockheed Martin Corp., 4.25%, 11/15/19	2,990,000	3,258,257
Raytheon Co., 2.50%, 12/15/22	2,760,000	2,541,485
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,158,143

United Technologies Corp., 3.10%, 6/1/22	480,000	474,802
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,248,916
United Technologies Corp., 4.50%, 6/1/42	3,810,000	3,776,419

		19,373,991

AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.50%, 9/21/15(4)	5,960,000	6,156,352
American Honda Finance Corp., 1.50%, 9/11/17(4)	1,530,000	1,498,427
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	4,520,000	4,531,693
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	5,550,000	5,699,600
Ford Motor Co., 4.75%, 1/15/43	1,060,000	938,653
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,273,421
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,110,000	3,323,160
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	4,227,496
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,310,000	4,704,326

		34,353,128

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	1,080,000	983,194
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	9,405,013
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,000,000	4,616,024
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	5,340,000	4,992,393
Brown-Forman Corp., 3.75%, 1/15/43	1,130,000	994,781
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	984,982
PepsiCo, Inc., 4.875%, 11/1/40	1,100,000	1,128,538
Pernod-Ricard SA, 2.95%, 1/15/17(4)	3,870,000	3,962,032
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	6,180,000	6,281,599
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	2,460,000	2,506,706
SABMiller plc, 5.50%, 8/15/13(4)	1,621,000	1,630,329

		37,485,591

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	3,060,000	3,074,590
Amgen, Inc., 5.85%, 6/1/17	2,560,000	2,924,193
Amgen, Inc., 4.10%, 6/15/21	2,310,000	2,425,064
Amgen, Inc., 3.625%, 5/15/22	2,386,000	2,388,498
Amgen, Inc., 6.40%, 2/1/39	1,130,000	1,307,322
Amgen, Inc., 5.375%, 5/15/43	1,470,000	1,527,690
Celgene Corp., 3.25%, 8/15/22	1,540,000	1,462,561
Gilead Sciences, Inc., 4.40%, 12/1/21	4,100,000	4,408,049

		19,517,967

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,162,052
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,360,993
Jefferies Group LLC, 5.125%, 1/20/23	780,000	775,001
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	3,003,006

		16,301,052

CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22(4)	2,270,000	2,252,975
Dow Chemical Co. (The), 2.50%, 2/15/16	2,960,000	3,054,193
Dow Chemical Co. (The), 4.25%, 11/15/20	2,200,000	2,322,985
Eastman Chemical Co., 2.40%, 6/1/17	1,830,000	1,834,335
Eastman Chemical Co., 3.60%, 8/15/22	3,920,000	3,783,419

Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,442,960
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,281,018
LyondellBasell Industries NV, 5.00%, 4/15/19	4,470,000	4,867,879

		23,839,764

COMMERCIAL BANKS — 2.0%
Bank of America N.A., 5.30%, 3/15/17	8,840,000	9,593,115
Bank of America N.A., 6.00%, 10/15/36	2,580,000	2,880,921
Bank of Montreal, MTN, 1.45%, 4/9/18	2,720,000	2,627,419
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,398,317
Barclays Bank plc, 5.14%, 10/14/20	2,870,000	2,902,658
BB&T Corp., 5.70%, 4/30/14	1,680,000	1,748,987
BB&T Corp., 3.20%, 3/15/16	1,040,000	1,090,594
BB&T Corp., MTN, 2.05%, 6/19/18	2,000,000	1,972,420
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,956,796
Capital One Financial Corp., 1.00%, 11/6/15	2,140,000	2,111,893
Capital One Financial Corp., 4.75%, 7/15/21	2,220,000	2,344,231
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	4,280,000	4,315,541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	2,270,000	2,173,675
HSBC Bank plc, 3.50%, 6/28/15(4)	4,340,000	4,552,547
ING Bank NV, 2.00%, 9/25/15(4)	2,040,000	2,058,142
Intesa Sanpaolo SpA, 3.875%, 1/16/18	1,340,000	1,287,562
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	11,185,000	12,477,852
KFW, 4.125%, 10/15/14	5,020,000	5,256,924
KFW, 2.00%, 6/1/16	6,840,000	7,079,236
Northern Trust Co. (The), 6.50%, 8/15/18	2,480,000	2,954,119
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,921,926
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,835,016
Regions Bank, 7.50%, 5/15/18	2,300,000	2,688,486
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	3,980,000	4,215,015
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,208,480
Toronto-Dominion Bank (The), 2.375%, 10/19/16	4,700,000	4,866,291
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,894,677
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,600,000	1,555,552
U.S. Bancorp., MTN, 2.95%, 7/15/22	1,310,000	1,216,884
Wachovia Bank N.A., 4.80%, 11/1/14	1,008,000	1,061,228
Wachovia Bank N.A., 5.00%, 8/15/15	1,000,000	1,075,172
Wachovia Bank N.A., 5.85%, 2/1/37	1,770,000	1,980,881
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	1,800,000	1,991,255
Wells Fargo & Co., 3.68%, 6/15/16	3,300,000	3,527,726
Wells Fargo & Co., 2.10%, 5/8/17	5,280,000	5,302,134
Wells Fargo & Co., 5.625%, 12/11/17	550,000	625,597
Wells Fargo & Co., 4.60%, 4/1/21	2,100,000	2,291,031

		117,040,300

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	1,550,000	1,638,406
Republic Services, Inc., 3.55%, 6/1/22	2,100,000	2,046,509
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,513,448
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,207,551
Waste Management, Inc., 6.125%, 11/30/39	2,070,000	2,374,253

		10,780,167

COMMUNICATIONS EQUIPMENT — 0.3%
Apple, Inc., 1.00%, 5/3/18	3,370,000	3,238,732
Apple, Inc., 2.40%, 5/3/23	2,700,000	2,507,949
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	3,870,000	3,811,184
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	3,010,000	2,842,289
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,191,870
Crown Castle International Corp., 5.25%, 1/15/23	2,050,000	1,975,687

		15,567,711

COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,030,767
Dell, Inc., 3.10%, 4/1/16	820,000	819,448
Hewlett-Packard Co., 4.30%, 6/1/21	4,700,000	4,600,905
Hewlett-Packard Co., 4.65%, 12/9/21	2,510,000	2,513,278
Seagate HDD Cayman, 4.75%, 6/1/23(4)	4,560,000	4,275,000

		14,239,398

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	2,830,000	2,745,940

CONSUMER FINANCE — 0.6%
American Express Centurion Bank, 6.00%, 9/13/17	6,240,000	7,175,158
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	4,980,874
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,226,839
Credit Suisse (New York), 5.50%, 5/1/14	2,320,000	2,414,923
Discover Bank, 2.00%, 2/21/18	1,841,000	1,783,170
Equifax, Inc., 3.30%, 12/15/22	3,420,000	3,214,892
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	1,880,057
HSBC Finance Corp., 4.75%, 7/15/13	1,400,000	1,401,862
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,719,450
SLM Corp., 6.25%, 1/25/16	2,290,000	2,435,987
SLM Corp., MTN, 5.00%, 10/1/13	4,050,000	4,075,312

		35,308,524

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	1,660,000	1,796,950
Ball Corp., 4.00%, 11/15/23	2,600,000	2,414,750

		4,211,700

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	1,065,000	1,043,244
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,264,837
Johns Hopkins University, 4.08%, 7/1/53	1,030,000	983,295

		4,291,376

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp., 4.50%, 4/1/15	7,840,000	8,226,191
Bank of America Corp., 3.75%, 7/12/16	7,620,000	7,992,405
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,794,977
Bank of America Corp., 5.75%, 12/1/17	6,390,000	7,106,338
Bank of America Corp., 5.625%, 7/1/20	5,080,000	5,598,637
Bank of America Corp., 5.70%, 1/24/22	1,530,000	1,700,413
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,502,305
Citigroup, Inc., 4.45%, 1/10/17	4,880,000	5,228,300
Citigroup, Inc., 5.50%, 2/15/17	4,112,000	4,499,227
Citigroup, Inc., 6.125%, 11/21/17	13,360,000	15,194,154

Citigroup, Inc., 1.75%, 5/1/18	4,670,000	4,469,157
Citigroup, Inc., 4.50%, 1/14/22	4,630,000	4,829,664
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,597,533
Deutsche Bank AG, VRN, 4.30%, 5/24/23	2,800,000	2,588,928
Deutsche Bank AG (London), 3.875%, 8/18/14	3,180,000	3,288,060
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,351,445
General Electric Capital Corp., 5.625%, 9/15/17	5,480,000	6,210,950
General Electric Capital Corp., 4.375%, 9/16/20	6,970,000	7,386,597
General Electric Capital Corp., MTN, 5.00%, 1/8/16	5,000,000	5,455,480
General Electric Capital Corp., MTN, 6.00%, 8/7/19	8,480,000	9,853,243
General Electric Capital Corp., MTN, 4.65%, 10/17/21	4,180,000	4,439,352
General Electric Capital Corp., MTN, 5.875%, 1/14/38	2,150,000	2,376,896
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	3,520,000	3,714,160
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	3,790,000	3,950,131
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	8,100,000	9,068,671
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	3,280,000	3,222,708
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	7,120,000	7,733,253
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	9,420,000	10,402,845
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	3,170,000	3,259,787
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	3,079,737
HSBC Holdings plc, 4.00%, 3/30/22	5,730,000	5,874,081
JPMorgan Chase & Co., 6.00%, 1/15/18	10,570,000	12,070,168
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	7,090,308
JPMorgan Chase & Co., 3.25%, 9/23/22	2,520,000	2,395,794
Morgan Stanley, 6.00%, 4/28/15	6,310,000	6,767,570
Morgan Stanley, 4.75%, 3/22/17	5,200,000	5,518,552
Morgan Stanley, 6.625%, 4/1/18	9,070,000	10,287,502
Morgan Stanley, 5.625%, 9/23/19	4,780,000	5,142,204
Morgan Stanley, 5.75%, 1/25/21	2,950,000	3,205,553
Morgan Stanley, 4.875%, 11/1/22	1,120,000	1,107,891
Morgan Stanley, 3.75%, 2/25/23	2,020,000	1,934,398
Morgan Stanley, 4.10%, 5/22/23	2,010,000	1,859,670
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	2,210,000	2,109,257
Syngenta Finance NV, 3.125%, 3/28/22	2,370,000	2,327,942
UBS AG (Stamford Branch), 5.875%, 12/20/17	4,247,000	4,888,365

		239,700,799

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc., 5.10%, 9/15/14	1,000,000	1,050,951
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,263,177
AT&T, Inc., 2.625%, 12/1/22	3,000,000	2,749,959
AT&T, Inc., 6.55%, 2/15/39	5,790,000	6,676,727
AT&T, Inc., 4.30%, 12/15/42	4,420,000	3,868,742
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,945,378
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,448,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,220,000	2,232,004
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	4,800,000	5,790,264
France Telecom SA, 4.375%, 7/8/14	3,140,000	3,234,646
Telecom Italia Capital SA, 7.00%, 6/4/18	2,910,000	3,212,393
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,690,000	2,909,496
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	3,129,896
Verizon Communications, Inc., 7.35%, 4/1/39	3,660,000	4,741,142
Verizon Communications, Inc., 4.75%, 11/1/41	1,120,000	1,070,415

Windstream Corp., 7.875%, 11/1/17	1,110,000	1,223,775

		55,547,465

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	266,000	300,580

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,963,050
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	717,600

		4,680,650

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,697,274
Ensco plc, 4.70%, 3/15/21	3,005,000	3,194,102
Pride International, Inc., 6.875%, 8/15/20	800,000	950,410
Transocean, Inc., 5.05%, 12/15/16	1,150,000	1,251,322
Transocean, Inc., 2.50%, 10/15/17	4,440,000	4,390,743
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,467,652
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,159,031
Weatherford International Ltd., 9.625%, 3/1/19	2,400,000	3,036,430

		19,146,964

FOOD AND STAPLES RETAILING — 0.4%
CVS Caremark Corp., 2.75%, 12/1/22	4,670,000	4,369,425
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,309,536
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,264,553
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,346,265
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,288,685
Wal-Mart Stores, Inc., 5.625%, 4/1/40	940,000	1,089,728
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	3,599,131
Wal-Mart Stores, Inc., 5.00%, 10/25/40	1,150,000	1,220,134
Walgreen Co., 1.80%, 9/15/17	2,140,000	2,114,637
Walgreen Co., 3.10%, 9/15/22	2,270,000	2,154,194

		22,756,288

FOOD PRODUCTS — 0.4%
Kellogg Co., 4.45%, 5/30/16	2,400,000	2,602,531
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,071,000	2,433,483
Kraft Foods Group, Inc., 5.00%, 6/4/42	2,000,000	2,035,370
Kraft Foods, Inc., 5.375%, 2/10/20	1,740,000	1,953,604
Mead Johnson Nutrition Co., 3.50%, 11/1/14	1,900,000	1,954,486
Mead Johnson Nutrition Co., 5.90%, 11/1/39	1,160,000	1,280,095
Mondelez International, Inc., 6.125%, 2/1/18	729,000	843,100
Mondelez International, Inc., 6.50%, 2/9/40	3,010,000	3,607,232
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,915,663
Tyson Foods, Inc., 4.50%, 6/15/22	2,060,000	2,107,607

		21,733,171

GAS UTILITIES — 1.1%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,352,125
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,493,858
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,904,118
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,870,824
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,101,581
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,705,850

Energy Transfer Partners LP, 3.60%, 2/1/23	2,530,000	2,371,108
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,013,467
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,625,820
Enterprise Products Operating LLC, 6.30%, 9/15/17	2,295,000	2,685,921
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,910,000	2,773,751
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,630,000	2,955,068
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	2,030,000	2,419,127
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,601,074
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	1,530,000	1,511,325
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,673,786
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,105,448
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	3,060,000	2,815,200
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	1,880,000	1,994,712
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	2,190,000	2,155,435
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,307,349
TransCanada PipeLines Ltd., 2.50%, 8/1/22	3,500,000	3,232,166
Williams Cos., Inc. (The), 3.70%, 1/15/23	2,650,000	2,465,478
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,039,419

		66,174,010

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	1,670,000	1,640,496
Medtronic, Inc., 2.75%, 4/1/23	2,780,000	2,602,280

		4,242,776

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc., 2.75%, 11/15/22	3,190,000	2,942,137
Express Scripts Holding Co., 2.65%, 2/15/17	6,970,000	7,101,294
Express Scripts, Inc., 7.25%, 6/15/19	7,270,000	8,979,562
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,375,287
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,004,253
UnitedHealth Group, Inc., 4.25%, 3/15/43	2,730,000	2,503,568
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,585,050
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,012,970
WellPoint, Inc., 3.30%, 1/15/23	970,000	924,703
WellPoint, Inc., 5.80%, 8/15/40	1,470,000	1,600,770

		38,029,594

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,575,550
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,369,711
Yum! Brands, Inc., 3.75%, 11/1/21	1,010,000	1,007,765

		6,953,026

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	3,690,000	3,639,262
Lennar Corp., 4.75%, 12/15/17	2,100,000	2,110,500
Mohawk Industries, Inc., 3.85%, 2/1/23	2,260,000	2,178,925
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,973,700

		10,902,387

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	1,700,000	1,695,750
General Electric Co., 5.25%, 12/6/17	4,251,000	4,803,197
General Electric Co., 2.70%, 10/9/22	1,700,000	1,611,156

General Electric Co., 4.125%, 10/9/42	2,140,000	2,001,801

		10,111,904

INSURANCE — 1.3%
Allstate Corp. (The), 4.50%, 6/15/43	1,100,000	1,090,134
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,705,059
American International Group, Inc., 5.85%, 1/16/18	6,430,000	7,242,096
American International Group, Inc., 6.40%, 12/15/20	5,270,000	6,118,033
American International Group, Inc., 4.875%, 6/1/22	5,000,000	5,336,410
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	2,961,263
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,269,925
Berkshire Hathaway, Inc., 3.00%, 5/15/22	2,030,000	1,966,623
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,330,000	3,180,473
Genworth Holdings, Inc., 7.20%, 2/15/21	1,680,000	1,889,088
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	2,070,000	2,296,644
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	2,080,000	2,266,112
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	1,190,000	1,283,491
ING U.S., Inc., 5.50%, 7/15/22(4)	3,250,000	3,461,523
ING U.S., Inc., VRN, 5.65%, 5/15/53(4)	700,000	659,750
International Lease Finance Corp., 5.75%, 5/15/16	1,520,000	1,569,383
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	1,440,000	1,480,278
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	1,590,000	1,708,560
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,866,354
Markel Corp., 4.90%, 7/1/22	4,070,000	4,334,717
Markel Corp., 3.625%, 3/30/23	1,000,000	953,523
MetLife, Inc., 6.75%, 6/1/16	2,570,000	2,943,002
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,216,630
MetLife, Inc., 4.125%, 8/13/42	2,140,000	1,913,104
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	2,870,000	2,698,845
Principal Financial Group, Inc., 3.30%, 9/15/22	1,600,000	1,556,432
Prudential Financial, Inc., 7.375%, 6/15/19	3,690,000	4,512,748
Prudential Financial, Inc., 5.375%, 6/21/20	1,000,000	1,122,197
Prudential Financial, Inc., 5.625%, 5/12/41	1,640,000	1,710,924
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,359,881

		77,673,202

INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22(4)	1,700,000	1,615,000

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,538,900
Fidelity National Information Services, Inc., 3.50%, 4/15/23	2,200,000	1,989,794
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,143,336

		12,672,030

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,011,412

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	3,900,000	3,733,119

MEDIA — 1.8%
CBS Corp., 4.85%, 7/1/42	2,190,000	2,034,186
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,596,979
Comcast Corp., 6.50%, 11/15/35	340,000	413,137
Comcast Corp., 6.40%, 5/15/38	3,700,000	4,435,345

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,752,863
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	4,090,000	4,313,003
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,220,409
DISH DBS Corp., 7.00%, 10/1/13	1,815,000	1,837,234
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,578,875
DISH DBS Corp., 4.625%, 7/15/17	2,300,000	2,323,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	2,080,000	2,194,816
Lamar Media Corp., 9.75%, 4/1/14	3,380,000	3,557,450
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,501,645
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	6,080,085
NBCUniversal Media LLC, 2.875%, 1/15/23	3,240,000	3,081,924
News America, Inc., 3.00%, 9/15/22	3,070,000	2,869,185
News America, Inc., 6.90%, 8/15/39	3,110,000	3,673,115
Omnicom Group, Inc., 3.625%, 5/1/22	850,000	820,882
Qwest Corp., 7.50%, 10/1/14	800,000	861,285
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	1,954,238
Time Warner Cable, Inc., 6.75%, 7/1/18	5,150,000	5,899,196
Time Warner Cable, Inc., 4.50%, 9/15/42	3,290,000	2,563,140
Time Warner, Inc., 3.15%, 7/15/15	3,500,000	3,657,346
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	3,765,261
Time Warner, Inc., 3.40%, 6/15/22	1,520,000	1,475,263
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,495,955
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,137,938
Viacom, Inc., 4.375%, 9/15/14	3,580,000	3,733,242
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,654,418
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,594,191
Virgin Media Secured Finance plc, 6.50%, 1/15/18	4,700,000	4,852,750
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	3,320,000	3,071,508

		100,999,864

METALS AND MINING — 0.6%
Alcoa, Inc., 5.40%, 4/15/21	2,060,000	2,007,435
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	1,480,000	1,384,996
ArcelorMittal, 5.75%, 8/5/20	2,710,000	2,689,675
Barrick North America Finance LLC, 4.40%, 5/30/21	2,750,000	2,461,476
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	1,170,000	1,060,425
Newmont Mining Corp., 3.50%, 3/15/22	450,000	385,572
Newmont Mining Corp., 6.25%, 10/1/39	2,140,000	2,058,505
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	1,660,000	1,653,494
Southern Copper Corp., 5.25%, 11/8/42	1,290,000	1,066,010
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,723,503
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,673,136
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,437,614
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,435,366
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,018,275
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	2,560,000	2,481,313

		33,536,795

MULTI-UTILITIES — 1.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	1,580,000	1,366,683
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	2,446,000	2,696,747
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,283,795
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,371,459
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,846,551

Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,964,373
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,017,005
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,169,557
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,576,947
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	4,890,054
DPL, Inc., 6.50%, 10/15/16	2,520,000	2,646,000
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,300,000	1,610,774
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,156,918
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,082,446
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,685,772
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,593,961
Edison International, 3.75%, 9/15/17	2,920,000	3,090,198
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,302,064
Exelon Generation Co. LLC, 4.00%, 10/1/20	1,393,000	1,414,791
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,524,051
FirstEnergy Corp., 4.25%, 3/15/23	2,020,000	1,879,378
Florida Power Corp., 3.85%, 11/15/42	2,670,000	2,347,136
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,465,589
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,180,000	1,221,300
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,782,510
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,654,157
Nisource Finance Corp., 5.25%, 2/15/43	1,240,000	1,217,257
Northern States Power Co., 3.40%, 8/15/42	1,580,000	1,320,859
Pacific Gas & Electric Co., 5.80%, 3/1/37	1,847,000	2,104,996
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,081,325
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,807,291
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,580,097
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,142,691
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,485,801
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,397,855
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,482,664
Sempra Energy, 2.875%, 10/1/22	2,270,000	2,124,314
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,120,543
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,209,005

		86,714,914

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	1,127,000	1,281,010
Target Corp., 4.00%, 7/1/42	1,570,000	1,435,269

		2,716,279

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,684,804

OIL, GAS AND CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	3,650,000	4,096,483
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,826,711
Apache Corp., 2.625%, 1/15/23	3,580,000	3,305,693
Apache Corp., 4.75%, 4/15/43	1,530,000	1,458,466
BP Capital Markets plc, 3.20%, 3/11/16	820,000	862,038
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,395,907
BP Capital Markets plc, 4.50%, 10/1/20	2,260,000	2,454,523
Cenovus Energy, Inc., 4.50%, 9/15/14	2,260,000	2,360,107
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,492,773
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	500,000	452,341

ConocoPhillips, 5.75%, 2/1/19	4,200,000	4,924,130
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,414,019
Denbury Resources, Inc., 4.625%, 7/15/23	2,770,000	2,558,788
Devon Energy Corp., 1.875%, 5/15/17	1,000,000	987,055
Devon Energy Corp., 5.60%, 7/15/41	3,220,000	3,351,898
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,107,708
FMC Technologies, Inc., 2.00%, 10/1/17	920,000	905,367
Hess Corp., 6.00%, 1/15/40	1,150,000	1,228,914
Marathon Petroleum Corp., 3.50%, 3/1/16	2,660,000	2,793,630
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,694,950
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,217,912
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,761,700
Pemex Project Funding Master Trust, 6.625%, 6/15/35	2,000,000	2,110,000
Petro-Canada, 6.80%, 5/15/38	2,340,000	2,722,988
Petrobras Global Finance BV, 4.375%, 5/20/23	2,720,000	2,520,918
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,305,227
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	7,580,000	7,649,994
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,978,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,090,000	2,137,025
Petroleos Mexicanos, 3.50%, 1/30/23(4)	1,430,000	1,322,750
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,826,000
Petroleos Mexicanos, 5.50%, 6/27/44(4)	1,620,000	1,462,050
Phillips 66, 4.30%, 4/1/22	4,730,000	4,893,398
Pioneer Natural Resources Co., 3.95%, 7/15/22	4,190,000	4,142,691
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	1,965,174
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,580,088
Statoil ASA, 2.45%, 1/17/23	4,670,000	4,332,569
Statoil ASA, 3.95%, 5/15/43	1,060,000	963,899
Talisman Energy, Inc., 7.75%, 6/1/19	3,720,000	4,525,079
Tesoro Corp., 5.375%, 10/1/22	1,120,000	1,139,600

		107,228,563

PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp., 4.40%, 4/1/22	3,030,000	2,941,827
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	6,600,000	7,367,574
International Paper Co., 6.00%, 11/15/41	3,190,000	3,408,722

		13,718,123

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	820,000	830,670

PHARMACEUTICALS — 0.9%
AbbVie, Inc., 1.20%, 11/6/15(4)	1,590,000	1,592,437
AbbVie, Inc., 1.75%, 11/6/17(4)	5,390,000	5,284,329
AbbVie, Inc., 4.40%, 11/6/42(4)	1,420,000	1,325,738
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,311,978
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,273,385
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,701,489
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	2,230,000	2,143,414
Merck & Co., Inc., 2.40%, 9/15/22	5,330,000	4,943,591
Merck & Co., Inc., 2.80%, 5/18/23	3,800,000	3,600,614
Merck & Co., Inc., 3.60%, 9/15/42	720,000	625,265
Mylan, Inc., 3.125%, 1/15/23(4)	2,840,000	2,599,903
Roche Holdings, Inc., 6.00%, 3/1/19(4)	8,173,000	9,766,408
Roche Holdings, Inc., 7.00%, 3/1/39(4)	1,820,000	2,461,972

Sanofi, 4.00%, 3/29/21	2,172,000	2,319,279
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	720,000	689,485
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	6,850,000	7,135,960

		49,775,247

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp., 4.50%, 1/15/18	2,090,000	2,230,529
American Tower Corp., 4.70%, 3/15/22	3,370,000	3,403,194
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,612,728
Boston Properties LP, 3.80%, 2/1/24	1,540,000	1,514,792
BRE Properties, Inc., 3.375%, 1/15/23	4,590,000	4,281,015
DDR Corp., 4.75%, 4/15/18	5,930,000	6,376,375
DDR Corp., 3.375%, 5/15/23	1,840,000	1,688,829
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	902,551
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,012,117
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	931,740
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,845,792
Health Care REIT, Inc., 2.25%, 3/15/18	2,600,000	2,554,648
Health Care REIT, Inc., 3.75%, 3/15/23	4,760,000	4,531,420
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,486,505
Host Hotels & Resorts LP, 3.75%, 10/15/23	2,450,000	2,250,303
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	4,877,688
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,809,730
Reckson Operating Partnership LP, 7.75%, 3/15/20	3,805,000	4,486,426
Simon Property Group LP, 5.10%, 6/15/15	60,000	64,892
Simon Property Group LP, 5.75%, 12/1/15	4,410,000	4,861,011
UDR, Inc., 4.25%, 6/1/18	2,540,000	2,696,334
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,098,931
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	3,030,000	3,153,497
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	730,000	767,764
WEA Finance LLC, 4.625%, 5/10/21(4)	2,040,000	2,154,577

		69,593,388

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	3,340,000	3,852,566

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,475,220
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,503,209
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,786,149
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	2,030,000	1,901,288
CSX Corp., 4.25%, 6/1/21	900,000	962,923
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,972,731
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	1,991,116
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	3,420,000	3,480,534
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	1,130,000	1,142,126
Union Pacific Corp., 4.75%, 9/15/41	2,020,000	2,052,760

		23,268,056

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17	3,540,000	3,466,800

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,695,050

Oracle Corp., 2.50%, 10/15/22	3,880,000	3,583,176

		9,278,226

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	4,720,000	5,649,793
Home Depot, Inc. (The), 4.20%, 4/1/43	1,000,000	954,984
Staples, Inc., 4.375%, 1/12/23	3,000,000	2,912,184
United Rentals North America, Inc., 5.75%, 7/15/18	3,140,000	3,312,700

		12,829,661

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	1,650,000	1,826,961
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,371,200
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,045,025
PVH Corp., 4.50%, 12/15/22	2,670,000	2,576,550

		7,819,736

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	1,194,000	1,582,623
Altria Group, Inc., 2.85%, 8/9/22	7,770,000	7,194,686
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,486,467

		13,263,776

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	600,000	809,525
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,293,399
America Movil SAB de CV, 3.125%, 7/16/22	5,260,000	4,856,900
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	7,070,000	7,259,306
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	400,000	519,908
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,692,424
Vodafone Group plc, 2.50%, 9/26/22	1,540,000	1,367,452

		19,798,914

TOTAL CORPORATE BONDS (Cost $1,483,227,634)		1,512,417,368

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.9%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/13	5,000,000	5,051,405
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	8,247,549	8,319,258
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	122,422	122,860
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	4,025,000	4,336,758
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	4,550,000	4,849,586
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	10,900,000	10,275,746
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	2,143,062	2,166,878
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	4,881,369
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/13	3,800,000	3,850,293

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	9,300,000	9,931,670
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	12,603,177	12,784,184
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 7/1/13	6,585,677	6,710,337
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/13	10,935,000	11,136,855
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	1,286,868	1,288,671
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	978,079	977,412
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	8,700,000	9,084,597
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/13	4,050,000	4,205,996
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	12,875,000	13,250,055
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	18,096,000	19,171,861
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,215,000	14,948,679
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	12,500,000	12,383,769
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(4)	9,575,000	9,070,412
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	11,698,367	11,898,403
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	19,900,000	20,256,349
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	7,600,000	7,822,235
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/13	2,875,000	2,982,892
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,659,098	4,729,432
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	7,600,000	7,998,700
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	15,000,000	15,894,375
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	10,900,000	11,652,264
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	4,250,000	3,976,901
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	14,225,632	14,323,291
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	2,815,783	2,811,901
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,706,899	14,292,074
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 7/1/13	21,093,000	21,633,466
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	1,287,210	1,301,426

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	25,850,000	26,890,036

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $342,472,413)		337,262,396

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	2,056,757	1,544,291
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	3,559,693	3,647,372
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,000,000	7,180,670
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 7/1/13	6,720,275	6,488,469
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	461,981	456,811
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	2,545,584	2,607,498
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.36%, 7/1/13	1,770,449	1,772,813
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	4,101,650	4,029,631
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	1,047,838	1,080,663
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	5,109,426	5,258,266
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,037,634	2,111,005
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	300,901	293,510
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	1,532,177	1,533,010
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.76%, 7/1/13	1,349,471	1,337,814
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	5,972,227	5,817,120
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	771,635	767,572
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 7/1/13	4,058,712	4,007,033
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	12,488,585	12,332,122
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	1,435,270	1,449,531
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.26%, 7/1/13	5,537,454	5,699,729
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 7/1/13	4,009,154	3,927,487
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.01%, 7/1/13	6,351,091	5,866,172
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 7/1/13	6,270,739	6,074,672
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(4)	13,972,542	14,055,581
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 7/1/13	4,675,579	4,790,341
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.54%, 7/1/13	8,466,850	8,243,346
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	3,385,915	3,510,752
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	2,955,208	2,919,816
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,050,174	2,175,831

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.90%, 7/1/13	2,084,085	2,095,282
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 7/1/13	2,199,967	2,218,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 7/1/13	13,394,675	13,585,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,558,261	1,572,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	1,295,718	1,357,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	4,910,008	5,033,917
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 7/1/13	2,967,128	2,933,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	16,067,954	16,235,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.72%, 7/1/13	2,200,705	2,217,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	9,217,843	9,457,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	6,702,878	6,796,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	3,448,317	3,294,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	1,326,437	1,322,997
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,787,834	2,871,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.47%, 7/1/13	2,002,262	1,767,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 7/1/13	923,707	894,193
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	3,592,229	3,606,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	8,462,842	8,987,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	5,182,646	5,405,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,355,789	2,435,053
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	5,445,268	5,551,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 7/1/13	4,602,749	4,530,960

		225,151,059

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	577,270	609,644
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/13	8,418,732	8,441,337
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	952,504	982,900
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,641,969	1,815,616
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/13	3,224,232	3,259,078
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	10,127	11,521

FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/13	3,926,831	3,935,949
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/13	7,679,543	7,762,190
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/13	7,582,118	7,618,774

		34,437,009

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,383,278)		259,588,068

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%

BRAZIL — 0.3%
Brazilian Government International Bond, 5.875%, 1/15/19	$10,510,000	12,023,440
Brazilian Government International Bond, 4.875%, 1/22/21	$2,680,000	2,874,300

		14,897,740

CANADA — 0.2%
Hydro-Quebec, 8.40%, 1/15/22	$246,000	334,676
Province of Ontario Canada, 5.45%, 4/27/16	$3,630,000	4,088,055
Province of Ontario Canada, 1.60%, 9/21/16	$3,900,000	3,959,674

		8,382,405

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$3,580,000	3,597,900
Chile Government International Bond, 3.625%, 10/30/42	$1,500,000	1,245,000

		4,842,900

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	$5,510,000	5,752,440

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$1,920,000	2,245,248

MEXICO — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17	$2,435,000	2,718,678
Mexico Government International Bond, 5.95%, 3/19/19	$9,100,000	10,460,450
Mexico Government International Bond, 5.125%, 1/15/20	$3,290,000	3,632,160
Mexico Government International Bond, 6.05%, 1/11/40	$2,810,000	3,076,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$3,710,000	3,320,450

		23,208,688

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	$1,620,000	1,919,700
Peruvian Government International Bond, 5.625%, 11/18/50	$2,640,000	2,732,400

		4,652,100

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	$1,260,000	1,320,644
Poland Government International Bond, 5.125%, 4/21/21	$2,400,000	2,616,000
Poland Government International Bond, 3.00%, 3/17/23	$2,210,000	2,000,050

		5,936,694

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16	$3,690,000	3,883,895
Korea Development Bank (The), 3.25%, 3/9/16	$3,480,000	3,605,057
Korea Development Bank (The), 4.00%, 9/9/16	$2,470,000	2,621,574

		10,110,526

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23		$2,450,000	2,149,875

UNITED KINGDOM — 0.6%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	19,660,000	35,436,375

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$1,630,000	1,344,750

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $119,809,003)			118,959,741

MUNICIPAL SECURITIES — 1.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		1,610,000	1,699,967
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		2,100,000	2,625,819
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		1,694,000	2,126,478
California GO, (Building Bonds), 6.65%, 3/1/22		1,660,000	1,981,658
California GO, (Building Bonds), 7.55%, 4/1/39		1,325,000	1,779,184
California GO, (Building Bonds), 7.30%, 10/1/39		1,700,000	2,215,372
California GO, (Building Bonds), 7.60%, 11/1/40		665,000	900,683
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		5,602,000	5,302,069
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)		7,700,000	7,807,723
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35		1,665,000	1,738,726
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		3,100,000	3,903,117
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		1,900,000	2,377,869
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		620,000	686,036
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27		1,000,000	1,164,140
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		795,000	909,138
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		2,235,000	2,696,326
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		1,470,000	1,747,933
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		2,050,000	2,289,379
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		2,680,000	3,594,764
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		2,140,000	2,775,944
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40		890,000	884,535
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11		1,000,000	879,860
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		2,830,000	2,942,662
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		1,420,000	1,690,311
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		1,385,000	1,511,118
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		2,000,000	2,004,660
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		4,650,000	4,240,149
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		5,195,000	5,913,209

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,680,263
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,710,914
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,015,180
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,734,124
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,355,737

TOTAL MUNICIPAL SECURITIES (Cost $75,644,982)		83,885,047

ASSET-BACKED SECURITIES(2) — 0.5%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	4,672,205	4,725,690
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	23,550,000	23,492,679
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	2,919,000	2,809,538

TOTAL ASSET-BACKED SECURITIES (Cost $31,186,237)		31,027,907

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	5,300,000	5,157,345
FNMA, 6.625%, 11/15/30	3,000,000	4,086,090

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,781,350)		9,243,435

SHORT-TERM INVESTMENTS — 1.0%

U.S. Treasury Bills, 0.08%, 11/21/13(6)	30,000,000	29,992,260
U.S. Treasury Bills, 0.08%, 11/21/13(6)	30,000,000	29,992,260

TOTAL SHORT-TERM INVESTMENTS (Cost $59,982,244)		59,984,520

TEMPORARY CASH INVESTMENTS — 5.2%

BNP Paribas Finance, Inc., 0.03%, 7/1/13(6)	124,800,000	124,798,540
Liberty Street Funding LLC, 0.05%, 7/1/13(4)(6)	120,000,000	119,998,296
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $38,118), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $37,338)		37,338
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $114,133), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $112,016)		112,016
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $37,979), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $37,339)		37,339
Union Bank N.A., 0.04%, 7/1/13(6)	25,200,000	25,199,937
U.S. Treasury Bills, 0.15%, 8/22/13(6)	32,000,000	31,998,848

TOTAL TEMPORARY CASH INVESTMENTS (Cost $302,179,876)		302,182,314

TOTAL INVESTMENT SECURITIES — 109.0% (Cost $6,244,393,733)	6,290,005,573

OTHER ASSETS AND LIABILITIES(7) — (9.0)%	(517,284,856)

TOTAL NET ASSETS — 100.0%	$5,772,720,717

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
GBP	1,200,000	USD	1,878,762	Deutsche Bank	9/17/2013	(54,541)
USD	40,176,685	GBP	25,604,923	Deutsche Bank	9/17/2013	1,252,481
						1,197,940

Notes to Schedule of Investments

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $273,043,837, which represented 4.7% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	1,819,843,325	—
U.S. Government Agency Mortgage-Backed Securities	—	1,755,611,452	—
Corporate Bonds	—	1,512,417,368	—
Commercial Mortgage-Backed Securities	—	337,262,396	—
Collateralized Mortgage Obligations	—	259,588,068	—
Sovereign Governments and Agencies	—	118,959,741	—
Municipal Securities	—	83,885,047	—
Asset-Backed Securities	—	31,027,907	—
U.S. Government Agency Securities	—	9,243,435	—
Short-Term Investments	—	59,984,520	—
Temporary Cash Investments	—	302,182,314	—

Total Value of Investment Securities	—	6,290,005,573	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	1,197,940	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,244,904,895
Gross tax appreciation of investments	$134,087,632
Gross tax depreciation of investments	(88,986,954)
Net tax appreciation (depreciation) of investments	$45,100,678

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

June 30, 2013

High-Yield - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.1%

AEROSPACE AND DEFENSE — 0.5%
B/E Aerospace, Inc., 5.25%, 4/1/22	2,000,000	2,000,000
Triumph Group, Inc., 8.00%, 11/15/17	1,200,000	1,269,000

		3,269,000

AIRLINES†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	246,875

AUTO COMPONENTS — 1.6%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	743,750
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)	400,000	433,000
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	510,625
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,040,812
Delphi Corp., 5.875%, 5/15/19	1,725,000	1,841,437
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	825,000
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,493,500
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	325,000	355,875
TRW Automotive, Inc., 8.875%, 12/1/17(1)	500,000	533,750
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,281,250
Visteon Corp., 6.75%, 4/15/19	729,000	770,918

		9,829,917

AUTOMOBILES — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,400,000	2,631,000
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	1,250,000	1,218,750
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	276,250

		4,126,000

BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	855,938

BUILDING PRODUCTS — 0.6%
Masco Corp., 6.125%, 10/3/16	1,000,000	1,085,000
Masco Corp., 5.95%, 3/15/22	1,200,000	1,266,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	270,625
USG Corp., 8.375%, 10/15/18(1)	800,000	870,000
USG Corp., 7.875%, 3/30/20(1)	250,000	273,750

		3,765,375

CAPITAL MARKETS — 0.9%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,000,000	2,017,500
E*TRADE Financial Corp., 6.75%, 6/1/16	1,750,000	1,806,875
E*TRADE Financial Corp., 6.00%, 11/15/17	700,000	710,500
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	875,000

		5,409,875

CHEMICALS — 1.5%
Ashland, Inc., 4.75%, 8/15/22(1)	1,250,000	1,240,625
Hexion US Finance Corp., 6.625%, 4/15/20(1)	1,000,000	1,002,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,486,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	500,000	501,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	960,000

Huntsman International LLC, 8.625%, 3/15/21	500,000	551,250
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	657,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,014,125
LyondellBasell Industries NV, 6.00%, 11/15/21	750,000	843,768
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	865,000
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	475,000	479,156

		9,601,674

COMMERCIAL BANKS — 2.3%
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	983,750
KBC Bank NV, VRN, 8.00%, 1/25/18	1,200,000	1,204,920
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	1,042,000
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	1,022,426
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,420,000
Regions Bank, 6.45%, 6/26/37	2,500,000	2,633,162
Regions Financial Corp., 5.75%, 6/15/15	750,000	809,439
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	3,100,000	2,805,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,618,750

		14,539,947

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	455,062
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	1,100,000	1,182,500
Ceridian Corp., 8.875%, 7/15/19(1)	1,600,000	1,786,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,122,000
Emergency Medical Services Corp., 8.125%, 6/1/19	1,750,000	1,868,125
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	255,625
Iron Mountain, Inc., 8.375%, 8/15/21	500,000	534,375
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,413,750
PHH Corp., 9.25%, 3/1/16	500,000	558,750
ServiceMaster Co., 8.00%, 2/15/20	600,000	601,500

		9,777,687

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	763,263
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,315,875
CommScope, Inc., 8.25%, 1/15/19(1)	1,250,000	1,340,625
Crown Castle International Corp., 5.25%, 1/15/23	2,000,000	1,927,500
Nokia Oyj, 5.375%, 5/15/19	700,000	684,250
SBA Communications Corp., 5.625%, 10/1/19(1)	1,000,000	993,750

		7,025,263

COMPUTERS AND PERIPHERALS — 0.4%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,267,401
NCR Corp., 5.00%, 7/15/22	500,000	485,000
Seagate HDD Cayman, 4.75%, 6/1/23(1)	500,000	468,750
Seagate Technology HDD Holdings, 6.80%, 10/1/16	86,000	95,675

		2,316,826

CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,045,000

CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	950,000	1,002,250
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	970,000
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,128,900

Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,105,900
Headwaters, Inc., 7.625%, 4/1/19	500,000	525,000
Interline Brands, Inc., PIK, 10.00%, 11/15/18	1,100,000	1,188,000
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	438,000
Nortek, Inc., 8.50%, 4/15/21	500,000	537,500
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(1)	1,000,000	1,075,000
Vulcan Materials Co., 7.00%, 6/15/18	800,000	872,000

		8,842,550

CONSUMER FINANCE — 2.0%
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,247,969
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,530,625
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,556,250
Interactive Data Corp., 10.25%, 8/1/18	250,000	278,125
National Money Mart Co., 10.375%, 12/15/16	700,000	745,500
RSI Home Products, Inc., 6.875%, 3/1/18(1)	100,000	102,750
SLM Corp., 5.50%, 1/25/23	2,000,000	1,912,868
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	500,000	501,250
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	1,750,000	1,725,937
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,072,500

		12,673,774

CONTAINERS AND PACKAGING — 1.8%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,135,469
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,400,000	1,501,500
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,279,500
Ball Corp., 5.00%, 3/15/22	1,450,000	1,450,000
Ball Corp., 4.00%, 11/15/23	500,000	464,375
Berry Plastics Corp., 9.75%, 1/15/21	600,000	681,000
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,100,000
Consolidated Container Co., 10.125%, 7/15/20(1)	250,000	263,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	1,100,000	1,042,250
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,116,500

		11,034,344

DIVERSIFIED CONSUMER SERVICES — 0.3%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	806,250
Service Corp. International/US, 5.375%, 1/15/22(1)(2)	1,000,000	1,000,000

		1,806,250

DIVERSIFIED FINANCIAL SERVICES — 3.7%
Ally Financial, Inc., 8.30%, 2/12/15	3,590,000	3,877,200
Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,025,396
Ally Financial, Inc., 5.50%, 2/15/17	2,000,000	2,097,586
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,307,331
Ally Financial, Inc., 8.00%, 3/15/20	1,000,000	1,166,250
Ally Financial, Inc., 8.00%, 11/1/31	750,000	905,625
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,250,000	2,362,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	950,000	982,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	950,000	999,875
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,351,750
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	949,741
UBS AG, 7.625%, 8/17/22	1,600,000	1,757,970
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	1,067,432

UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,560,000

		23,410,718

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,193,750
Cincinnati Bell, Inc., 8.75%, 3/15/18	2,000,000	2,012,500
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,877,062
Frontier Communications Corp., 8.50%, 4/15/20	500,000	553,750
Frontier Communications Corp., 7.125%, 1/15/23	250,000	249,688
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,065,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,360,000	2,480,950
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	950,000	1,002,250
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)	500,000	487,500
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	500,000	506,875
Level 3 Financing, Inc., 10.00%, 2/1/18	1,200,000	1,296,000
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,002,500
Level 3 Financing, Inc., 8.625%, 7/15/20	2,850,000	3,045,937
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,717,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,105,000
Virgin Media Finance plc, 8.375%, 10/15/19	902,000	983,180
Windstream Corp., 7.875%, 11/1/17	1,750,000	1,929,375
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,248,000
Windstream Corp., 6.375%, 8/1/23	1,000,000	940,000

		25,696,317

ELECTRIC UTILITIES — 0.6%
AES Corp. (The), 8.00%, 10/15/17	211,000	238,430
AES Corp. (The), 4.875%, 5/15/23	500,000	467,500
Atlantic Power Corp., 9.00%, 11/15/18	2,000,000	2,040,000
Edison Mission Energy, 7.00%, 5/15/17(3)(4)	1,550,000	877,688

		3,623,618

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	780,000
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)	129,000	144,964
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	250,000	252,500
Sanmina Corp., 7.00%, 5/15/19(1)	2,650,000	2,742,750
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	742,000

		4,662,214

ENERGY EQUIPMENT AND SERVICES — 1.4%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	2,183,500
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(1)	1,500,000	1,395,000
Offshore Group Investment Ltd., 7.125%, 4/1/23(1)	1,250,000	1,234,375
Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	468,750
Parker Drilling Co., 9.125%, 4/1/18	500,000	531,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,092,500
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	835,063
SESI LLC, 6.375%, 5/1/19	750,000	778,125

		8,518,563

FOOD AND STAPLES RETAILING — 1.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)	2,500,000	2,700,000
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,884,875

Rite Aid Corp., 6.75%, 6/15/21(1)(2)	1,500,000	1,481,250
SUPERVALU, Inc., 8.00%, 5/1/16	1,840,000	1,989,500

		8,055,625

FOOD PRODUCTS — 1.8%
ARAMARK Corp., 5.75%, 3/15/20(1)	700,000	719,250
Del Monte Corp., 7.625%, 2/15/19	1,800,000	1,858,500
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	999,875
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	753,750
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,763,300
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(1)	1,000,000	957,500
Post Holdings, Inc., 7.375%, 2/15/22	1,900,000	2,042,500
Smithfield Foods, Inc., 7.75%, 7/1/17	1,350,000	1,495,125
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	808,125

		11,397,925

GAS UTILITIES — 2.7%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	250,000	251,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20(1)	500,000	503,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(1)	1,500,000	1,432,500
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,017,500
El Paso Corp., 7.25%, 6/1/18	700,000	778,638
Energy Transfer Equity LP, 7.50%, 10/15/20	1,200,000	1,317,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	2,600,000	2,741,838
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	312,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	336,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	495,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	736,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	731,250
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	260,000
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23(1)	1,500,000	1,361,250
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	995,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(1)	1,000,000	972,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	591,505
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(1)	2,436,000	2,186,310

		17,020,991

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Alere, Inc., 6.50%, 6/15/20(1)	250,000	243,437
Biomet, Inc., 6.50%, 8/1/20	2,400,000	2,485,500
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	256,250
Hologic, Inc., 6.25%, 8/1/20	250,000	260,469
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,594,160
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	650,000	676,000

		6,515,816

HEALTH CARE PROVIDERS AND SERVICES — 4.9%
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,174,250
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,603,125
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	722,750
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	650,000	680,063
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	850,000	905,250
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,353,375

Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,427,625
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,498,000	1,550,430
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,623,750
HCA, Inc., 5.75%, 3/15/14	750,000	766,875
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,458,000
HCA, Inc., 8.50%, 4/15/19	1,500,000	1,613,437
HCA, Inc., 7.875%, 2/15/20	210,000	226,669
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,076,250
HCA, Inc., 7.50%, 2/15/22	1,750,000	1,942,500
HCA, Inc., 5.875%, 3/15/22	500,000	514,375
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,604,000
Health Management Associates, Inc., 7.375%, 1/15/20	1,450,000	1,596,812
Healthsouth Corp., 8.125%, 2/15/20	700,000	761,250
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,450,000	2,485,219
Radiation Therapy Services, Inc., 8.875%, 1/15/17	1,200,000	1,134,000
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	187,575
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,658,000
Tenet Healthcare Corp., 4.50%, 4/1/21(1)	500,000	467,500
Universal Health Services, Inc., 7.00%, 10/1/18	1,300,000	1,376,375

		30,909,455

HOTELS, RESTAURANTS AND LEISURE — 5.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,037,500
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	1,402,000	1,401,124
Ameristar Casinos, Inc., 7.50%, 4/15/21	2,600,000	2,717,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,676,000
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,250,000	2,348,437
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	2,900,000	1,754,500
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,750,000	1,654,844
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	750,000	761,250
Chester Downs & Marina LLC, 9.25%, 2/1/20(1)	1,500,000	1,455,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	1,450,000	1,537,000
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	778,750
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,115,000
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	250,000	267,500
Graton Economic Development Authority, 9.625%, 9/1/19(1)	1,100,000	1,210,000
Marina District Finance Co., Inc., 9.50%, 10/15/15	1,350,000	1,410,750
Marina District Finance Co., Inc., 9.875%, 8/15/18	350,000	365,750
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,645,000
MGM Resorts International, 6.625%, 7/15/15	500,000	535,625
MGM Resorts International, 7.625%, 1/15/17	4,100,000	4,499,750
MGM Resorts International, 8.625%, 2/1/19	750,000	851,250
MGM Resorts International, 7.75%, 3/15/22	250,000	272,813
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21(1)	1,000,000	975,000
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	950,000	1,049,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	788,000
Station Casinos LLC, 7.50%, 3/1/21(1)	1,700,000	1,725,500
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	536,389
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	1,100,000	1,226,940
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	750,000	761,250

		36,357,672

HOUSEHOLD DURABLES — 1.8%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	823,125

Beazer Homes USA, Inc., 7.25%, 2/1/23(1)	209,000	212,135
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	739,688
KB Home, 8.00%, 3/15/20	500,000	557,500
Lennar Corp., 6.95%, 6/1/18	800,000	868,000
Lennar Corp., Series B, 5.60%, 5/31/15	500,000	527,500
Lennar Corp., Series B, 6.50%, 4/15/16	500,000	542,500
Libbey Glass, Inc., 6.875%, 5/15/20	225,000	236,531
Meritage Homes Corp., 7.00%, 4/1/22	750,000	828,750
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	483,750
Standard Pacific Corp., 8.375%, 5/15/18	2,250,000	2,576,250
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,079,000	1,168,017
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	771,800
William Lyon Homes, Inc., 8.50%, 11/15/20(1)	1,000,000	1,092,500

		11,428,046

HOUSEHOLD PRODUCTS — 2.0%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	1,002,500
Central Garden and Pet Co., 8.25%, 3/1/18	2,720,000	2,767,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	1,250,000	1,293,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	424,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,000,000	1,037,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,067,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,558,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,515,000
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	600,000	630,000
Spectrum Brands, Inc., 6.75%, 3/15/20	625,000	661,719
YCC Holdings LLC / Yankee Finance, Inc., PIK, 10.25%, 2/15/16	500,000	515,000

		12,473,944

INDUSTRIAL CONGLOMERATES — 1.4%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	1,003,500
Bombardier, Inc., 5.75%, 3/15/22(1)	1,000,000	997,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15	330,000	327,938
Harland Clarke Holdings Corp., VRN, 6.00%, 8/15/13	250,000	241,250
HD Supply, Inc., 8.125%, 4/15/19	950,000	1,045,000
HD Supply, Inc., 7.50%, 7/15/20(1)	2,200,000	2,233,000
HD Supply, Inc., 10.50%, 1/15/21	1,100,000	1,142,625
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	100,250
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	832,500
SPX Corp., 7.625%, 12/15/14	650,000	692,250

		8,615,813

INSURANCE — 3.4%
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,292,375
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)	500,000	597,500
American International Group, Inc., 6.82%, 11/15/37	1,025,000	1,235,915
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,225,000

AXA SA, VRN, 6.46%, 12/14/18(1)	1,250,000	1,229,688
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(1)	1,250,000	1,306,250
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	1,219,750
Hub International Ltd., 8.125%, 10/15/18(1)	1,000,000	1,045,000
ING U.S., Inc., VRN, 5.65%, 5/15/23(1)	750,000	706,875
International Lease Finance Corp., 6.625%, 11/15/13	1,000,000	1,016,250
International Lease Finance Corp., 5.75%, 5/15/16	2,000,000	2,064,978
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,461,250
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,290,625
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,436,000
Onex USI Aquisition Corp., 7.75%, 1/15/21(1)	500,000	495,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	528,794
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	1,037,500

		21,188,750

INTERNET AND CATALOG RETAIL — 0.1%
Netflix, Inc., 5.375%, 2/1/21(1)	500,000	500,000

INTERNET SOFTWARE AND SERVICES — 0.4%
Equinix, Inc., 4.875%, 4/1/20	500,000	492,500
Equinix, Inc., 7.00%, 7/15/21	500,000	544,375
IAC/InterActiveCorp, 4.75%, 12/15/22(1)	1,000,000	950,000
VeriSign, Inc., 4.625%, 5/1/23(1)	500,000	487,500
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	250,000	272,500

		2,746,875

IT SERVICES — 1.6%
First Data Corp., 11.25%, 3/31/16	1,980,000	1,945,350
First Data Corp., 7.375%, 6/15/19(1)	2,000,000	2,065,000
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,095,000
First Data Corp., 8.25%, 1/15/21(1)	2,999,000	3,073,975
First Data Corp., 12.625%, 1/15/21	349,000	370,812
j2 Global, Inc., 8.00%, 8/1/20	200,000	210,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,250,000	1,325,000

		10,085,137

MACHINERY — 1.0%
Case New Holand, Inc., 7.875%, 12/1/17	1,700,000	1,933,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,026,000
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,011,200
Oshkosh Corp., 8.25%, 3/1/17	850,000	909,500
Oshkosh Corp., 8.50%, 3/1/20	350,000	380,188
Terex Corp., 6.50%, 4/1/20	500,000	512,500
Terex Corp., 6.00%, 5/15/21	250,000	250,625

		6,023,763

MARINE — 0.1%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21(1)	250,000	251,875
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	476,250

		728,125

MEDIA — 9.6%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,137,500
AMC Networks, Inc., 7.75%, 7/15/21	200,000	219,500

Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,710,000
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,458,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	37,231
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,400,000	2,556,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	500,000	546,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,400,000	2,292,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(4)	1,129,000	107,255
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	708,750
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	582,000
Clear Channel Communications, Inc., 10.75%, 8/1/16	1,750,000	1,526,875
Clear Channel Communications, Inc., 9.00%, 3/1/21	750,000	716,250
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	388,125
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	1,875,000	1,950,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(1)	270,000	278,100
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(1)	730,000	755,550
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	500,000	532,500
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	685,000
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,299,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,326,375
DISH DBS Corp., 7.125%, 2/1/16	1,950,000	2,120,625
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,515,000
DISH DBS Corp., 6.75%, 6/1/21	1,950,000	2,081,625
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,209,375
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	824,500
Lamar Media Corp., 7.875%, 4/15/18	300,000	321,000
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,497,125
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,351,000
McClatchy Co. (The), 9.00%, 12/15/22(1)	900,000	949,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	250,000	256,875
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	750,000	810,000
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	528,750
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	1,045,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	1,200,000	1,290,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(1)	1,028,000	992,020
RR Donnelley & Sons Co., 7.25%, 5/15/18	991,000	1,030,640
RR Donnelley & Sons Co., 8.25%, 3/15/19	1,050,000	1,107,750
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,602,250
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	706,875
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	250,000	251,562
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	950,000	1,009,375
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,080,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	965,000
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	251,250
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	930,000	1,027,650
Sirius XM Radio, Inc., 4.25%, 5/15/20(1)	1,000,000	942,500
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	400,000	390,000
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	498,750
Univision Communications, Inc., 6.875%, 5/15/19(1)	2,250,000	2,373,750
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,174,250
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	520,000
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	985,000

Videotron Ltee, 9.125%, 4/15/18	234,000	245,993
Videotron Ltee, 5.00%, 7/15/22	1,000,000	980,000
Visant Corp., 10.00%, 10/1/17	1,700,000	1,576,750
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,250,000	2,351,250
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,200,000	1,215,000
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	230,063

		60,121,064

METALS AND MINING — 3.0%
AK Steel Corp., 7.625%, 5/15/20	750,000	645,000
Aleris International, Inc., 7.625%, 2/15/18	700,000	732,375
ArcelorMittal, 4.25%, 8/5/15	1,500,000	1,520,625
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,543,750
ArcelorMittal, 6.125%, 6/1/18	2,000,000	2,067,500
ArcelorMittal, 7.25%, 3/1/41	2,400,000	2,268,000
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	547,500
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	1,250,000	1,268,750
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)	1,250,000	1,239,062
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)	1,200,000	1,242,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	719,250
Inmet Mining Corp., 7.50%, 6/1/21(1)	250,000	240,625
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,065,000
Ryerson, Inc., / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17(1)	100,000	101,875
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	428,000
Steel Dynamics, Inc., 5.25%, 4/15/23(1)	1,000,000	982,500
United States Steel Corp., 7.375%, 4/1/20	500,000	495,000
Vulcan Materials Co., 6.50%, 12/1/16	500,000	543,750

		18,650,562

MULTI-UTILITIES — 2.7%
Ameren Energy Generating Co., 7.00%, 4/15/18	300,000	248,250
Calpine Corp., 7.25%, 10/15/17(1)	13,000	13,618
Calpine Corp., 7.875%, 7/31/20(1)	450,000	490,500
Calpine Corp., 7.50%, 2/15/21(1)	975,000	1,045,687
Dynegy, Inc., 5.875%, 6/1/23(1)	500,000	456,250
EDP Finance BV, 6.00%, 2/2/18(1)	1,250,000	1,293,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20(1)	1,000,000	1,097,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,173,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, 3/1/22(1)	500,000	555,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(1)	414,416	352,254
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,230,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,035,000
NRG Energy, Inc., 7.625%, 1/15/18	2,595,000	2,789,625
NRG Energy, Inc., 7.625%, 5/15/19	2,125,000	2,231,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,750,000	175,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	752,500

		16,939,784

MULTILINE RETAIL — 0.4%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21(1)	850,000	868,062
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	735,000
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	441,250
Macy's Retail Holdings, Inc., 6.375%, 3/15/37	450,000	507,902

		2,552,214

OFFICE ELECTRONICS — 0.1%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	650,000	710,125

OIL, GAS AND CONSUMABLE FUELS — 8.9%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	817,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,248,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,010,000
Antero Resources Finance Corp., 7.25%, 8/1/19	1,000,000	1,047,500
Arch Coal, Inc., 8.75%, 8/1/16	1,000,000	1,005,000
Arch Coal, Inc., 7.00%, 6/15/19	500,000	418,750
Arch Coal, Inc., 7.25%, 10/1/20	600,000	498,000
Bill Barrett Corp., 9.875%, 7/15/16	2,000,000	2,105,250
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	107,500
Chesapeake Energy Corp., 9.50%, 2/15/15	950,000	1,054,500
Chesapeake Energy Corp., 6.625%, 8/15/20	2,400,000	2,592,000
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	997,500
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,015,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	955,000	950,225
Concho Resources, Inc., 5.50%, 10/1/22	1,700,000	1,691,500
Concho Resources, Inc., 5.50%, 4/1/23	750,000	742,500
Consol Energy, Inc., 8.00%, 4/1/17	1,700,000	1,797,750
Continental Resources, Inc., 5.00%, 9/15/22	1,450,000	1,482,625
Denbury Resources, Inc., 8.25%, 2/15/20	1,096,000	1,189,160
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	105,500
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	692,813
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	551,250
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	1,242,000
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	2,500,000	2,837,500
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	268,750
Forest Oil Corp., 7.50%, 9/15/20(1)	1,250,000	1,193,750
Halcon Resources Corp., 8.875%, 5/15/21	1,000,000	975,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	2,225,000	2,186,062
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,582,500
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	498,125
Newfield Exploration Co., 5.625%, 7/1/24	950,000	926,250
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	526,250
Peabody Energy Corp., 7.375%, 11/1/16	500,000	557,500
Peabody Energy Corp., 6.00%, 11/15/18	2,210,000	2,223,812
Peabody Energy Corp., 6.50%, 9/15/20	350,000	352,625
Plains Exploration & Production Co., 8.625%, 10/15/19	730,000	803,539
QEP Resources, Inc., 5.25%, 5/1/23	250,000	245,000
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,035,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,473,750
Sabine Pass LNG LP, 7.50%, 11/30/16	2,840,000	3,070,750
Sabine Pass LNG LP, 6.50%, 11/1/20(1)	250,000	253,750
Samson Investment Co., 10.00%, 2/15/20(1)	1,200,000	1,270,500

SandRidge Energy, Inc., 7.50%, 3/15/21	2,500,000	2,400,000
SandRidge Energy, Inc., 7.50%, 2/15/23	100,000	95,500
SM Energy Co., 6.50%, 1/1/23	250,000	263,750
Stone Energy Corp., 8.625%, 2/1/17	750,000	785,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	1,044,000	1,101,420
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	627,000
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,030,000
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,421,000
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,287,500

		55,654,031

PAPER AND FOREST PRODUCTS — 0.4%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	500,000	530,000
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,462,500
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	223,750

		2,216,250

PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,500,000	1,612,500

PHARMACEUTICALS — 1.5%
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18(1)	250,000	252,187
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	1,200,000	1,218,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	300,000	302,625
Mylan, Inc., 6.00%, 11/15/18(1)	1,000,000	1,096,245
Sky Growth Acquisition Corp., 7.375%, 10/15/20(1)	250,000	257,500
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	650,000	672,750
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,030,000
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	512,500
Valeant Pharmaceuticals International, 6.375%, 10/15/20(1)	1,800,000	1,788,750
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	251,563
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	750,000	765,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,200,000	1,302,000

		9,449,120

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Corrections Corp. of America, 4.125%, 4/1/20(1)	1,000,000	980,000
Felcor Lodging LP, 6.75%, 6/1/19	500,000	525,000
Host Hotels & Resorts LP, 6.75%, 6/1/16	437,000	443,474
Host Hotels & Resorts LP, 5.875%, 6/15/19	850,000	914,165
iStar Financial, Inc., 3.875%, 7/1/16	100,000	96,250
iStar Financial, Inc., 9.00%, 6/1/17	100,000	112,000
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,597,500
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	500,000	518,750
Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	884,315
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	975,000	1,050,562
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	903,501

		8,025,517

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	848,000
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,190,625
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23(1)	2,000,000	1,840,000
Realogy Corp., 7.875%, 2/15/19(1)	750,000	795,000

		4,673,625

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,230,000	2,313,625
Amkor Technology, Inc., 6.375%, 10/1/22(1)	1,000,000	985,000
Freescale Semiconductor, Inc., 8.875%, 12/15/14	31,000	31,155
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)	138,000	150,075
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)	1,050,000	1,136,625
Freescale Semiconductor, Inc., 8.05%, 2/1/20	1,750,000	1,780,625
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18	1,000,000	1,085,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	952,500
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	500,000	508,750

		8,943,355

SOFTWARE — 0.4%
Infor US, Inc., 9.375%, 4/1/19	850,000	925,437
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	740,805
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	801,563

		2,467,805

SPECIALTY RETAIL — 3.2%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	250,000	257,815
Asbury Automotive Group, Inc., 8.375%, 11/15/20	500,000	556,250
Ashtead Capital Inc., 6.50%, 7/15/22(1)	250,000	261,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,200,000	1,311,000
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	110,500
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	729,375
Hertz Corp. (The), 4.25%, 4/1/18(1)	100,000	98,000
Hertz Corp. (The), 6.75%, 4/15/19	750,000	796,875
Hertz Corp. (The), 5.875%, 10/15/20	450,000	465,750
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,685,625
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	537,500
Party City Holdings, Inc., 8.875%, 8/1/20(1)	1,200,000	1,293,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,082,500
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	512,500
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	736,750
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,454,625
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	876,000
Sonic Automotive, Inc., 5.00%, 5/15/23(1)	850,000	828,750
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	639,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	200,000	200,500
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,060,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	939,375
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,055,000
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	268,125
United Rentals North America, Inc., 8.375%, 9/15/20	1,950,000	2,120,625
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	271,875

		20,149,190

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	1,700,000	1,887,000
Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	100,000	109,750
Gymboree Corp., 9.125%, 12/1/18	1,950,000	1,842,750
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	266,250
Hanesbrands, Inc., 6.375%, 12/15/20	1,750,000	1,874,687

L Brands, Inc., 6.90%, 7/15/17	1,000,000	1,117,500
L Brands, Inc., 7.00%, 5/1/20	500,000	557,500
L Brands, Inc., 6.625%, 4/1/21	750,000	818,438
L Brands, Inc., 5.625%, 2/15/22	1,750,000	1,785,000
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	218,000
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,421,200
PVH Corp., 4.50%, 12/15/22	500,000	482,500
Wolverine World Wide, Inc., 6.125%, 10/15/20(1)	250,000	259,375

		12,639,950

TRANSPORTATION INFRASTRUCTURE — 0.1%
CEVA Group plc, 8.375%, 12/1/17(1)	750,000	738,750

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Cricket Communications, Inc., 7.75%, 10/15/20	2,510,000	2,422,150
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,070,000
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,250,000	1,301,562
NII Capital Corp., 7.625%, 4/1/21	500,000	393,750
NII International Telecom SCA, 7.875%, 8/15/19(1)	500,000	476,250
Sprint Nextel Corp., 6.00%, 12/1/16	2,730,000	2,886,975
Sprint Nextel Corp., 9.125%, 3/1/17	250,000	288,750
Sprint Nextel Corp., 9.00%, 11/15/18(1)	1,000,000	1,172,500
Sprint Nextel Corp., 7.00%, 3/1/20(1)	1,100,000	1,190,750
Sprint Nextel Corp., 6.00%, 11/15/22	1,750,000	1,723,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	261,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	748,125

		13,936,437

TOTAL CORPORATE BONDS (Cost $579,638,629)		595,605,941

EXCHANGE-TRADED FUNDS — 1.0%

iShares iBoxx $ High Yield Corporate Bond Fund	10,600	963,116
SPDR Barclays High Yield Bond ETF	125,000	4,936,250

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,726,976)		5,899,366

ASSET-BACKED SECURITIES(5) — 0.5%

American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	856,170	901,118
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,287,028	1,377,120
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	1,000,000	990,000

TOTAL ASSET-BACKED SECURITIES (Cost $3,148,931)		3,268,238

COMMON STOCKS — 0.4%

BUILDING PRODUCTS†
Nortek, Inc.(3)	650	41,880

COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(3)	9,111	424,846

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(3)	10,800	666,252

MEDIA — 0.2%
Charter Communications, Inc., Class A(3)	6,913	856,175

TRANSPORTATION INFRASTRUCTURE†
Ceva Holding LLC(3)	207	186,498

TOTAL COMMON STOCKS (Cost $2,521,653)		2,175,651

PREFERRED STOCKS†

CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	166,343

COMMERCIAL MORTGAGE-BACKED SECURITIES(5)†

Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46 (Cost $60,667)	60,630	60,807

TEMPORARY CASH INVESTMENTS — 0.9%

Liberty Street Funding LLC, 0.05%, 7/1/13(1)(6)	5,000,000	4,999,929
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $102,487), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $100,392)		100,391
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $306,863), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $301,173)		301,172
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $102,111), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $100,391)		100,391
SSgA U.S. Government Money Market Fund	355,319	355,319

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,857,273)		5,857,202

TOTAL INVESTMENT SECURITIES — 97.9% (Cost $597,118,410)		613,033,548

OTHER ASSETS AND LIABILITIES — 2.1%		13,073,877

TOTAL NET ASSETS — 100.0%		$626,107,425

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	1,241,425	AUD	1,300,000	Westpac Group	9/17/2013	59,144
USD	391,733	CAD	400,000	Barclays Bank plc	9/17/2013	12,097
USD	285,968	CAD	300,000	Barclays Bank plc	9/17/2013	1,241
USD	500,000	CAD	524,850	Deutsche Bank	9/17/2013	1,871
CHF	300,000	USD	325,364	Westpac Group	9/17/2013	(7,534)
CZK	14,600,000	USD	761,688	Deutsche Bank	9/17/2013	(30,883)
EUR	1,000,000	USD	1,334,403	Barclays Bank plc	9/17/2013	(32,317)
USD	1,312,349	EUR	1,000,000	Barclays Bank plc	9/17/2013	10,263
USD	1,178,743	EUR	900,000	Barclays Bank plc	9/17/2013	6,865
GBP	800,000	USD	1,259,016	HSBC Holdings plc	9/17/2013	(42,869)
USD	765,689	GBP	500,000	Barclays Bank plc	9/17/2013	5,596
JPY	22,400,000	USD	236,402	Westpac Group	9/17/2013	(10,471)
USD	1,240,876	KRW	1,444,999,997	HSBC Holdings plc	9/17/2013	(19,559)
USD	1,237,952	KRW	1,444,999,997	HSBC Holdings plc	9/17/2013	(22,483)
USD	872,823	KRW	989,999,998	HSBC Holdings plc	9/17/2013	9,273

NOK	12,240,676	USD	2,000,000	Deutsche Bank	9/17/2013	9,679
NOK	9,300,000	USD	1,618,590	Deutsche Bank	9/17/2013	(91,712)
USD	2,720,286	NOK	16,600,000	Deutsche Bank	9/17/2013	(5,108)
USD	2,670,119	NOK	16,500,000	Deutsche Bank	9/17/2013	(38,857)
USD	882,669	NZD	1,100,000	Westpac Group	9/17/2013	34,853
SEK	2,100,000	USD	323,916	Deutsche Bank	9/17/2013	(11,304)
USD	759,595	SEK	5,100,000	Deutsche Bank	9/17/2013	396
USD	750,894	SEK	5,100,000	Deutsche Bank	9/17/2013	(8,305)
USD	500,000	SEK	3,381,850	Deutsche Bank	9/17/2013	(3,431)
USD	2,616,338	SGD	3,300,000	Westpac Group	9/17/2013	12,411
TWD	45,067,500	USD	1,500,000	HSBC Holdings plc	9/17/2013	5,045
USD	3,213,223	TWD	97,200,000	HSBC Holdings plc	9/17/2013	(32,804)
USD	3,211,510	TWD	97,100,000	HSBC Holdings plc	9/17/2013	(31,178)
USD	784,445	TWD	23,400,000	HSBC Holdings plc	9/17/2013	2,994
						(217,087)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Bank of America N.A./CDX North America High Yield 14 Index(7)	5,760,000	Sell*	5.00	6/20/15	(73,029)	462,789	389,760
Barclays Bank plc/CDX North America High Yield 11 Index	1,660,000	Sell*	5.00	12/20/13	(36,026)	71,302	35,276
					(109,055)	534,091	425,036

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc

CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $176,747,068, which represented 28.2% of total net assets. None of these securities were considered illiquid.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)	Non-income producing.
(4)	Security is in default.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $997,120.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Corporate Bonds	—	595,605,941	—
Exchange-Traded Funds	5,899,366	—	—
Asset-Backed Securities	—	3,268,238	—
Common Stocks	2,175,651	—	—
Preferred Stocks	—	166,343	—
Commercial Mortgage-Backed Securities	—	60,807	—
Temporary Cash Investments	355,319	5,501,883	—

Total Value of Investment Securities	8,430,336	604,603,212	—

Other Financial Instruments
Swap Agreements	—	534,091	—
Forward Foreign Currency Exchange Contracts	—	(217,087)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	317,004	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$597,118,410
Gross tax appreciation of investments	$26,779,915
Gross tax depreciation of investments	(10,864,777)
Net tax appreciation (depreciation) of investments	$15,915,138

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

June 30, 2013

NT Diversified Bond - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.4%

U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,922,106
U.S. Treasury Bonds, 8.125%, 8/15/21	955,000	1,386,167
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	858,937
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,229,316
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	6,648,906
U.S. Treasury Bonds, 5.375%, 2/15/31	19,400,000	25,274,553
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	14,206,150
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	4,227,750
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	328,644
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	7,038,291
U.S. Treasury Bonds, 3.125%, 2/15/43	14,200,000	13,274,785
U.S. Treasury Bonds, 2.875%, 5/15/43	5,850,000	5,185,475
U.S. Treasury Notes, 0.75%, 8/15/13	14,500,000	14,512,456
U.S. Treasury Notes, 0.50%, 10/15/13	23,000,000	23,027,393
U.S. Treasury Notes, 2.00%, 11/30/13	20,000,000	20,157,420
U.S. Treasury Notes, 0.75%, 12/15/13	10,000,000	10,029,690
U.S. Treasury Notes, 0.25%, 1/31/14	35,000,000	35,028,035
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,062,344
U.S. Treasury Notes, 1.25%, 4/15/14	15,000,000	15,128,025
U.S. Treasury Notes, 0.50%, 10/15/14	25,000,000	25,090,825
U.S. Treasury Notes, 2.25%, 1/31/15	20,000,000	20,623,040
U.S. Treasury Notes, 0.25%, 5/31/15	25,000,000	24,954,600
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	11,966,256
U.S. Treasury Notes, 0.375%, 11/15/15	39,000,000	38,907,063
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,152,720
U.S. Treasury Notes, 0.375%, 1/15/16	26,500,000	26,401,658
U.S. Treasury Notes, 0.375%, 6/15/16	20,000,000	19,913,280
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,679,880
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,426,096
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,505,197
U.S. Treasury Notes, 0.875%, 1/31/17	8,100,000	8,086,076
U.S. Treasury Notes, 0.875%, 2/28/17	4,000,000	3,989,376
U.S. Treasury Notes, 0.75%, 6/30/17	13,000,000	12,834,965
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,253,283
U.S. Treasury Notes, 0.75%, 10/31/17	20,500,000	20,108,409
U.S. Treasury Notes, 0.875%, 1/31/18	21,900,000	21,503,063
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,859,567
U.S. Treasury Notes, 1.00%, 5/31/18	30,280,000	29,750,100
U.S. Treasury Notes, 1.375%, 6/30/18(1)	43,070,000	43,031,323
U.S. Treasury Notes, 1.375%, 9/30/18	2,200,000	2,189,686
U.S. Treasury Notes, 1.375%, 11/30/18	23,500,000	23,332,938
U.S. Treasury Notes, 1.00%, 11/30/19	7,500,000	7,142,580
U.S. Treasury Notes, 2.625%, 8/15/20	650,000	678,996
U.S. Treasury Notes, 2.125%, 8/15/21	1,000,000	995,430
U.S. Treasury Notes, 1.625%, 8/15/22	2,700,000	2,531,882
U.S. Treasury Notes, 1.75%, 5/15/23	33,850,000	31,684,142

TOTAL U.S. TREASURY SECURITIES (Cost $640,092,644)		636,118,874

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 29.8%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
FHLMC, VRN, 1.75%, 7/15/13	1,700,000	1,704,430
FHLMC, VRN, 1.85%, 7/15/13	2,974,917	2,995,813
FHLMC, VRN, 1.97%, 7/15/13	2,274,669	2,296,434
FHLMC, VRN, 1.98%, 7/15/13	2,317,616	2,346,875
FHLMC, VRN, 2.08%, 7/15/13	4,766,552	4,774,408
FHLMC, VRN, 2.36%, 7/15/13	5,149,288	5,113,690
FHLMC, VRN, 2.37%, 7/15/13	6,692,961	6,628,570
FHLMC, VRN, 2.59%, 7/15/13	587,918	608,761
FHLMC, VRN, 2.90%, 7/15/13	1,454,608	1,486,273
FHLMC, VRN, 3.24%, 7/15/13	861,692	906,876
FHLMC, VRN, 3.29%, 7/15/13	3,145,627	3,250,576
FHLMC, VRN, 3.57%, 7/15/13	786,132	830,387
FHLMC, VRN, 3.74%, 7/15/13	665,020	696,637
FHLMC, VRN, 3.81%, 7/15/13	1,798,651	1,889,488
FHLMC, VRN, 4.04%, 7/15/13	1,358,927	1,440,010
FHLMC, VRN, 4.36%, 7/15/13	4,295,407	4,524,305
FHLMC, VRN, 5.21%, 7/15/13	1,746,284	1,864,050
FHLMC, VRN, 5.40%, 7/15/13	1,332,129	1,419,124
FHLMC, VRN, 5.80%, 7/15/13	3,821,464	4,039,462
FHLMC, VRN, 5.97%, 7/15/13	4,093,817	4,409,314
FHLMC, VRN, 6.13%, 7/15/13	1,079,724	1,163,411
FNMA, VRN, 2.71%, 7/25/13	2,446,873	2,484,745
FNMA, VRN, 3.09%, 7/25/13	681,427	702,875
FNMA, VRN, 3.32%, 7/25/13	635,409	655,254
FNMA, VRN, 3.35%, 7/25/13	894,760	951,424
FNMA, VRN, 3.83%, 7/25/13	1,214,700	1,277,717
FNMA, VRN, 3.93%, 7/25/13	1,613,193	1,703,107
FNMA, VRN, 5.41%, 7/25/13	1,981,937	2,136,547
FNMA, VRN, 5.96%, 7/25/13	412,557	451,234

		64,751,797

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.0%
FHLMC, 7.00%, 11/1/13	53	53
FHLMC, 7.00%, 6/1/14	352	359
FHLMC, 6.50%, 6/1/16	1,751	1,856
FHLMC, 6.50%, 6/1/16	3,636	3,865
FHLMC, 5.00%, 4/1/19	1,492,476	1,588,721
FHLMC, 7.00%, 9/1/27	648	756
FHLMC, 6.50%, 1/1/28	990	1,135
FHLMC, 7.00%, 2/1/28	174	203
FHLMC, 6.50%, 3/1/29	5,852	6,722
FHLMC, 6.50%, 6/1/29	5,275	5,935
FHLMC, 7.00%, 8/1/29	618	721
FHLMC, 6.50%, 5/1/31	122	131
FHLMC, 6.50%, 5/1/31	3,148	3,591
FHLMC, 6.50%, 6/1/31	77	83
FHLMC, 6.50%, 6/1/31	90	96
FHLMC, 6.50%, 6/1/31	593	676

FHLMC, 5.50%, 12/1/33	87,192	96,405
FHLMC, 6.00%, 2/1/38	1,023,843	1,109,900
FHLMC, 5.50%, 4/1/38	597,126	641,498
FHLMC, 6.00%, 5/1/38	1,032,268	1,129,237
FHLMC, 6.00%, 8/1/38	70,517	76,827
FHLMC, 5.50%, 9/1/38	3,099,234	3,345,089
FHLMC, 4.00%, 4/1/41	7,123,190	7,509,493
FHLMC, 6.50%, 7/1/47	12,413	13,696
FNMA, 3.00%, 7/15/13(3)	13,000,000	12,701,407
FNMA, 4.00%, 7/15/13(3)	45,400,000	47,294,029
FNMA, 4.50%, 7/15/13(3)	25,000,000	26,457,032
FNMA, 5.00%, 7/15/13(3)	34,000,000	36,592,510
FNMA, 5.50%, 7/15/13(3)	25,000,000	27,155,280
FNMA, 3.50%, 8/12/13(3)	53,000,000	53,654,219
FNMA, 6.00%, 12/1/13	236	238
FNMA, 6.00%, 1/1/14	186	188
FNMA, 6.00%, 2/1/14	346	350
FNMA, 6.00%, 4/1/14	542	549
FNMA, 5.50%, 12/1/16	16,650	17,608
FNMA, 5.50%, 12/1/16	4,224	4,464
FNMA, 6.50%, 1/1/26	3,988	4,544
FNMA, 7.00%, 12/1/27	779	907
FNMA, 6.50%, 1/1/28	571	588
FNMA, 7.50%, 4/1/28	2,693	3,074
FNMA, 7.00%, 5/1/28	2,601	3,037
FNMA, 7.00%, 6/1/28	182	212
FNMA, 6.50%, 1/1/29	943	1,082
FNMA, 6.50%, 4/1/29	2,612	2,920
FNMA, 7.00%, 7/1/29	3,090	3,609
FNMA, 7.50%, 7/1/29	7,352	8,434
FNMA, 7.50%, 9/1/30	2,024	2,416
FNMA, 5.00%, 7/1/31	6,644,494	7,351,493
FNMA, 7.00%, 9/1/31	10,182	11,887
FNMA, 6.50%, 1/1/32	5,926	6,815
FNMA, 6.50%, 8/1/32	15,921	17,652
FNMA, 5.50%, 6/1/33	48,878	53,414
FNMA, 5.50%, 7/1/33	322,906	355,163
FNMA, 5.50%, 8/1/33	123,011	134,645
FNMA, 5.50%, 9/1/33	154,349	172,398
FNMA, 5.00%, 11/1/33	643,370	697,215
FNMA, 6.00%, 12/1/33	2,396,296	2,638,738
FNMA, 5.50%, 1/1/34	141,567	155,093
FNMA, 5.50%, 12/1/34	487,606	534,672
FNMA, 4.50%, 1/1/35	449,569	477,256
FNMA, 5.00%, 8/1/35	313,545	337,615
FNMA, 5.00%, 2/1/36	2,379,132	2,568,091
FNMA, 5.50%, 7/1/36	151,934	164,852
FNMA, 5.50%, 2/1/37	73,035	79,245
FNMA, 6.00%, 4/1/37	583,754	647,444
FNMA, 6.00%, 7/1/37	1,810,796	2,009,221
FNMA, 6.00%, 8/1/37	1,338,117	1,465,156
FNMA, 6.50%, 8/1/37	130,406	143,552
FNMA, 6.00%, 9/1/37	1,460,209	1,586,239

FNMA, 6.00%, 11/1/37	567,962	621,265
FNMA, 5.50%, 2/1/38	3,374,249	3,672,428
FNMA, 5.50%, 2/1/38	564,462	612,260
FNMA, 5.50%, 6/1/38	997,130	1,084,144
FNMA, 5.00%, 1/1/39	776,532	851,308
FNMA, 4.50%, 2/1/39	1,472,569	1,557,755
FNMA, 5.50%, 3/1/39	3,181,781	3,451,210
FNMA, 4.50%, 4/1/39	936,100	1,023,739
FNMA, 4.50%, 5/1/39	2,378,737	2,599,974
FNMA, 6.50%, 5/1/39	693,333	765,829
FNMA, 4.50%, 6/1/39	1,738,548	1,877,474
FNMA, 4.50%, 6/1/39	10,653,117	11,516,428
FNMA, 5.00%, 8/1/39	1,423,737	1,569,412
FNMA, 4.50%, 9/1/39	3,576,715	3,893,577
FNMA, 4.50%, 10/1/39	3,639,336	3,962,384
FNMA, 5.00%, 4/1/40	5,081,419	5,481,710
FNMA, 4.00%, 10/1/40	3,326,024	3,468,879
FNMA, 4.50%, 11/1/40	3,200,674	3,458,191
FNMA, 4.00%, 12/1/40	4,520,788	4,732,182
FNMA, 4.50%, 4/1/41	9,025,702	9,694,217
FNMA, 4.00%, 5/1/41	5,889,380	6,138,264
FNMA, 4.50%, 7/1/41	7,374,709	7,923,381
FNMA, 4.00%, 8/1/41	6,034,936	6,299,230
FNMA, 4.00%, 9/1/41	7,289,415	7,637,410
FNMA, 4.50%, 9/1/41	3,568,274	3,806,378
FNMA, 3.50%, 10/1/41	4,705,928	4,782,870
FNMA, 4.00%, 12/1/41	4,164,849	4,363,763
FNMA, 4.00%, 1/1/42	4,367,317	4,560,194
FNMA, 3.50%, 5/1/42	3,676,528	3,738,520
FNMA, 3.50%, 6/1/42	3,360,019	3,418,144
FNMA, 3.50%, 9/1/42	7,226,806	7,349,623
FNMA, 6.50%, 6/1/47	17,959	19,691
FNMA, 6.50%, 8/1/47	35,144	38,524
FNMA, 6.50%, 8/1/47	23,817	26,130
FNMA, 6.50%, 9/1/47	110,084	120,635
FNMA, 6.50%, 9/1/47	3,140	3,442
FNMA, 6.50%, 9/1/47	23,695	25,983
FNMA, 6.50%, 9/1/47	27,890	30,559
FNMA, 6.50%, 9/1/47	13,453	14,763
GNMA, 3.50%, 7/22/13(3)	10,000,000	10,254,687
GNMA, 4.00%, 7/22/13(3)	16,000,000	16,770,000
GNMA, 7.00%, 11/15/22	2,109	2,410
GNMA, 7.00%, 4/20/26	603	706
GNMA, 7.50%, 8/15/26	1,196	1,410
GNMA, 8.00%, 8/15/26	663	790
GNMA, 7.50%, 5/15/27	1,046	1,190
GNMA, 8.00%, 6/15/27	1,437	1,517
GNMA, 7.50%, 11/15/27	228	237
GNMA, 7.00%, 2/15/28	506	519
GNMA, 7.50%, 2/15/28	452	467
GNMA, 6.50%, 3/15/28	1,538	1,649
GNMA, 7.00%, 4/15/28	262	264
GNMA, 6.50%, 5/15/28	4,160	4,633

GNMA, 7.00%, 12/15/28	832	974
GNMA, 7.00%, 5/15/31	5,733	6,836
GNMA, 6.00%, 7/15/33	1,694,760	1,902,857
GNMA, 4.50%, 8/15/33	1,971,347	2,108,328
GNMA, 5.00%, 3/20/36	289,939	316,265
GNMA, 5.00%, 4/20/36	639,592	696,894
GNMA, 5.00%, 5/20/36	926,441	1,010,447
GNMA, 5.50%, 1/15/39	1,799,318	2,051,889
GNMA, 6.00%, 1/20/39	141,636	156,594
GNMA, 6.00%, 2/20/39	813,747	899,756
GNMA, 4.50%, 6/15/39	5,625,202	6,094,775
GNMA, 5.50%, 9/15/39	279,050	305,619
GNMA, 5.00%, 10/15/39	2,909,707	3,198,665
GNMA, 4.50%, 1/15/40	3,600,037	3,852,453
GNMA, 4.00%, 11/20/40	7,921,747	8,338,395
GNMA, 4.00%, 12/15/40	2,699,742	2,853,132
GNMA, 4.50%, 6/15/41	1,716,647	1,867,580
GNMA, 4.50%, 7/20/41	3,735,766	4,011,919
GNMA, 3.50%, 6/20/42	897,955	922,865
GNMA, 3.50%, 7/20/42	5,893,489	6,056,974

		440,939,167

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $506,059,449)		505,690,964

CORPORATE BONDS — 23.7%

AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	60,000	64,667
L-3 Communications Corp., 4.75%, 7/15/20	520,000	545,952
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	257,418
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,198,690
Raytheon Co., 2.50%, 12/15/22	760,000	699,829
United Technologies Corp., 6.125%, 2/1/19	410,000	486,782
United Technologies Corp., 3.10%, 6/1/22	330,000	326,426
United Technologies Corp., 6.05%, 6/1/36	230,000	279,699
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,670,022
United Technologies Corp., 4.50%, 6/1/42	640,000	634,359

		6,163,844

AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.50%, 9/21/15(4)	1,090,000	1,125,910
American Honda Finance Corp., 1.50%, 9/11/17(4)	330,000	323,190
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	900,000	902,328
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	950,000	975,607
Ford Motor Co., 4.75%, 1/15/43	240,000	212,525
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	730,000	786,052
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,380,000	1,474,585
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,389,035
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	980,000	1,069,661
Volkswagen International Finance NV, 1.625%, 3/22/15(4)	570,000	576,836

		8,835,729

BEVERAGES — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	250,000	227,591

Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	2,873,402
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,038,605
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,630,000	1,523,895
Brown-Forman Corp., 3.75%, 1/15/43	240,000	211,281
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	786,102
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	427,082
PepsiCo, Inc., 4.875%, 11/1/40	410,000	420,637
Pernod-Ricard SA, 2.95%, 1/15/17(4)	810,000	829,263
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	1,000,000	1,016,440
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	1,050,000	1,069,935
SABMiller plc, 5.50%, 8/15/13(4)	250,000	251,439

		10,675,672

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	680,000	683,242
Amgen, Inc., 5.85%, 6/1/17	400,000	456,905
Amgen, Inc., 4.10%, 6/15/21	810,000	850,347
Amgen, Inc., 3.625%, 5/15/22	840,000	840,880
Amgen, Inc., 6.40%, 2/1/39	240,000	277,661
Amgen, Inc., 5.375%, 5/15/43	500,000	519,623
Celgene Corp., 3.25%, 8/15/22	480,000	455,863
Gilead Sciences, Inc., 4.40%, 12/1/21	1,070,000	1,150,393

		5,234,914

CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	398,273
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,112,133
Jefferies Group LLC, 5.125%, 1/20/23	180,000	178,846
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	535,501

		3,224,753

CHEMICALS — 0.4%
Ashland, Inc., 4.75%, 8/15/22(4)	400,000	397,000
Dow Chemical Co. (The), 2.50%, 2/15/16	890,000	918,322
Dow Chemical Co. (The), 4.25%, 11/15/20	480,000	506,833
Eastman Chemical Co., 2.40%, 6/1/17	810,000	811,919
Eastman Chemical Co., 3.60%, 8/15/22	1,370,000	1,322,266
Ecolab, Inc., 3.00%, 12/8/16	450,000	469,800
Ecolab, Inc., 4.35%, 12/8/21	1,090,000	1,152,162
LyondellBasell Industries NV, 5.00%, 4/15/19	1,380,000	1,502,835

		7,081,137

COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	1,500,000	1,627,791
Bank of America N.A., 6.00%, 10/15/36	650,000	725,813
Bank of Montreal, MTN, 1.45%, 4/9/18	780,000	753,451
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	926,814
Barclays Bank plc, 5.14%, 10/14/20	860,000	869,786
BB&T Corp., 5.70%, 4/30/14	250,000	260,266
BB&T Corp., 3.20%, 3/15/16	390,000	408,973
BB&T Corp., MTN, 2.05%, 6/19/18	570,000	562,140
Capital One Financial Corp., 2.15%, 3/23/15	700,000	711,257
Capital One Financial Corp., 1.00%, 11/6/15	450,000	444,090
Capital One Financial Corp., 4.75%, 7/15/21	710,000	749,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	1,270,000	1,280,546

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	480,000	459,632
HSBC Bank plc, 3.50%, 6/28/15(4)	880,000	923,097
ING Bank NV, 2.00%, 9/25/15(4)	420,000	423,735
Intesa Sanpaolo SpA, 3.875%, 1/16/18	310,000	297,869
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,309,267
KFW, 4.125%, 10/15/14	690,000	722,565
KFW, 2.00%, 6/1/16	2,920,000	3,022,130
KFW, 2.00%, 10/4/22	2,630,000	2,471,784
Northern Trust Co. (The), 6.50%, 8/15/18	430,000	512,206
PNC Funding Corp., 3.625%, 2/8/15	420,000	438,289
PNC Funding Corp., 4.375%, 8/11/20	230,000	245,380
Regions Bank, 7.50%, 5/15/18	670,000	783,168
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	800,000	847,239
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	207,592
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	477,121
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,201,042
U.S. Bancorp., 3.44%, 2/1/16	450,000	471,958
U.S. Bancorp., MTN, 3.00%, 3/15/22	650,000	631,943
U.S. Bancorp., MTN, 2.95%, 7/15/22	290,000	269,387
Wachovia Bank N.A., 4.80%, 11/1/14	228,000	240,040
Wachovia Bank N.A., 5.00%, 8/15/15	250,000	268,793
Wachovia Bank N.A., 5.85%, 2/1/37	380,000	425,274
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	553,126
Wells Fargo & Co., 3.68%, 6/15/16	560,000	598,644
Wells Fargo & Co., 2.10%, 5/8/17	1,020,000	1,024,276
Wells Fargo & Co., 5.625%, 12/11/17	190,000	216,115
Wells Fargo & Co., 4.60%, 4/1/21	380,000	414,567

		29,776,898

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	270,000	285,400
Republic Services, Inc., 3.55%, 6/1/22	1,130,000	1,101,217
Waste Management, Inc., 2.60%, 9/1/16	860,000	888,695
Waste Management, Inc., 4.75%, 6/30/20	830,000	894,882
Waste Management, Inc., 6.125%, 11/30/39	280,000	321,155

		3,491,349

COMMUNICATIONS EQUIPMENT — 0.3%
Apple, Inc., 1.00%, 5/3/18	920,000	884,164
Apple, Inc., 2.40%, 5/3/23	1,740,000	1,616,234
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	830,000	817,386
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	650,000	613,783
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	357,561
Crown Castle International Corp., 5.25%, 1/15/23	440,000	424,050

		4,713,178

COMPUTERS AND PERIPHERALS — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	477,828
Dell, Inc., 3.10%, 4/1/16	180,000	179,879
Hewlett-Packard Co., 4.30%, 6/1/21	1,250,000	1,223,645
Hewlett-Packard Co., 4.65%, 12/9/21	710,000	710,927
Seagate HDD Cayman, 4.75%, 6/1/23(4)	1,360,000	1,275,000

		3,867,279

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	600,000	582,178

CONSUMER FINANCE — 0.6%
American Express Centurion Bank, 6.00%, 9/13/17	1,450,000	1,667,304
American Express Co., 1.55%, 5/22/18	1,530,000	1,486,516
American Express Credit Corp., MTN, 2.75%, 9/15/15	330,000	342,435
American Express Credit Corp., MTN, 2.375%, 3/24/17	1,470,000	1,501,584
Credit Suisse (New York), 5.50%, 5/1/14	590,000	614,140
Discover Bank, 2.00%, 2/21/18	540,000	523,038
Equifax, Inc., 3.30%, 12/15/22	800,000	752,022
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	448,650
HSBC Finance Corp., 4.75%, 7/15/13	200,000	200,266
John Deere Capital Corp., MTN, 3.15%, 10/15/21	370,000	366,771
PNC Bank N.A., 6.00%, 12/7/17	860,000	994,938
SLM Corp., 6.25%, 1/25/16	470,000	499,963
SLM Corp., MTN, 5.00%, 10/1/13	640,000	644,000

		10,041,627

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	840,000	909,300
Ball Corp., 4.00%, 11/15/23	800,000	743,000

		1,652,300

DIVERSIFIED CONSUMER SERVICES — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	225,000	220,404
Catholic Health Initiatives, 2.95%, 11/1/22	710,000	664,477
Johns Hopkins University, 4.08%, 7/1/53	260,000	248,210

		1,133,091

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp., 4.50%, 4/1/15	1,560,000	1,636,844
Bank of America Corp., 3.75%, 7/12/16	960,000	1,006,917
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,184,476
Bank of America Corp., 5.75%, 12/1/17	1,790,000	1,990,664
Bank of America Corp., 5.625%, 7/1/20	2,320,000	2,556,858
Bank of America Corp., 5.70%, 1/24/22	1,730,000	1,922,689
Citigroup, Inc., 4.75%, 5/19/15	210,000	222,172
Citigroup, Inc., 4.45%, 1/10/17	1,250,000	1,339,216
Citigroup, Inc., 5.50%, 2/15/17	910,000	995,695
Citigroup, Inc., 6.125%, 11/21/17	3,860,000	4,389,928
Citigroup, Inc., 1.75%, 5/1/18	2,050,000	1,961,836
Citigroup, Inc., 4.50%, 1/14/22	1,970,000	2,054,954
Citigroup, Inc., 4.05%, 7/30/22	400,000	384,948
Deutsche Bank AG, VRN, 4.30%, 5/24/23	830,000	767,432
Deutsche Bank AG (London), 3.875%, 8/18/14	490,000	506,651
General Electric Capital Corp., 2.25%, 11/9/15	710,000	727,879
General Electric Capital Corp., 5.625%, 9/15/17	250,000	283,346
General Electric Capital Corp., 4.375%, 9/16/20	4,890,000	5,182,275
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,091,096
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,880,000	3,058,692
General Electric Capital Corp., MTN, 5.875%, 1/14/38	350,000	386,937
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	886,334
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	520,000	541,971
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	2,850,000	3,190,829

Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	550,000	540,393
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	1,940,000	2,107,094
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2,790,000	3,081,097
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	700,000	719,827
HSBC Holdings plc, 5.10%, 4/5/21	1,530,000	1,682,856
HSBC Holdings plc, 4.00%, 3/30/22	1,420,000	1,455,706
JPMorgan Chase & Co., 6.00%, 1/15/18	1,900,000	2,169,661
JPMorgan Chase & Co., 4.625%, 5/10/21	2,860,000	3,026,609
JPMorgan Chase & Co., 3.25%, 9/23/22	680,000	646,484
Morgan Stanley, 6.00%, 4/28/15	1,000,000	1,072,515
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,942,106
Morgan Stanley, 6.625%, 4/1/18	3,170,000	3,595,522
Morgan Stanley, 5.625%, 9/23/19	1,160,000	1,247,899
Morgan Stanley, 5.75%, 1/25/21	800,000	869,302
Morgan Stanley, 4.875%, 11/1/22	240,000	237,405
Morgan Stanley, 3.75%, 2/25/23	540,000	517,116
Morgan Stanley, 4.10%, 5/22/23	560,000	518,117
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	560,000	534,472
Syngenta Finance NV, 3.125%, 3/28/22	510,000	500,950
UBS AG (Stamford Branch), 5.875%, 12/20/17	2,191,000	2,521,876

		67,257,646

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc., 5.10%, 9/15/14	100,000	105,095
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,838,119
AT&T, Inc., 2.625%, 12/1/22	2,150,000	1,970,804
AT&T, Inc., 6.55%, 2/15/39	1,240,000	1,429,903
AT&T, Inc., 4.30%, 12/15/42	950,000	831,517
British Telecommunications plc, 5.95%, 1/15/18	1,470,000	1,693,152
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	647,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	1,540,000	1,548,327
France Telecom SA, 4.375%, 7/8/14	540,000	556,277
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	579,555
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	432,639
Telefonica Emisiones SAU, 5.46%, 2/16/21	580,000	599,122
Verizon Communications, Inc., 7.35%, 4/1/39	500,000	647,697
Verizon Communications, Inc., 4.75%, 11/1/41	700,000	669,009
Windstream Corp., 7.875%, 11/1/17	230,000	253,575

		13,802,691

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	43,000	48,590

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	784,875
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	197,600

		982,475

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	540,000	564,546
Ensco plc, 4.70%, 3/15/21	650,000	690,904
Pride International, Inc., 6.875%, 8/15/20	100,000	118,801
Transocean, Inc., 5.05%, 12/15/16	280,000	304,670
Transocean, Inc., 2.50%, 10/15/17	1,040,000	1,028,462

Transocean, Inc., 6.50%, 11/15/20	300,000	338,035
Transocean, Inc., 6.375%, 12/15/21	230,000	258,813
Weatherford International Ltd., 9.625%, 3/1/19	400,000	506,071

		3,810,302

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	2,245,000	2,100,505
Kroger Co. (The), 6.40%, 8/15/17	530,000	612,027
Safeway, Inc., 4.75%, 12/1/21	660,000	673,246
Wal-Mart Stores, Inc., 2.55%, 4/11/23	750,000	703,879
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	285,699
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	475,307
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,014,871
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,174,015
Walgreen Co., 1.80%, 9/15/17	430,000	424,904
Walgreen Co., 3.10%, 9/15/22	610,000	578,880

		8,043,333

FOOD PRODUCTS — 0.4%
Kellogg Co., 4.45%, 5/30/16	320,000	347,004
Kraft Foods Group, Inc., 6.125%, 8/23/18	414,000	486,462
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,353,521
Mead Johnson Nutrition Co., 3.50%, 11/1/14	395,000	406,327
Mead Johnson Nutrition Co., 5.90%, 11/1/39	270,000	297,953
Mondelez International, Inc., 6.125%, 2/1/18	146,000	168,851
Mondelez International, Inc., 6.50%, 2/9/40	1,490,000	1,785,640
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	339,031
Tyson Foods, Inc., 4.50%, 6/15/22	720,000	736,639

		5,921,428

GAS UTILITIES — 1.0%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	279,750
El Paso Corp., 7.25%, 6/1/18	710,000	789,762
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	660,000	766,880
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	627,630
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	239,948
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	360,242
Energy Transfer Partners LP, 3.60%, 2/1/23	1,170,000	1,096,521
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	449,817
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	441,138
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	608,575
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	873,764
Enterprise Products Operating LLC, 4.85%, 3/15/44	930,000	886,456
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	700,000	786,520
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	210,000	250,254
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	611,364
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	660,000	651,944
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,260,000	1,415,587
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	761,590
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	940,000	864,800
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	270,000	286,475
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	650,000	639,741
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,070,000	995,435
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	812,659

Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	586,132
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,059,553

		17,142,537

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	680,000	667,986
Medtronic, Inc., 2.75%, 4/1/23	900,000	842,465

		1,510,451

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Aetna, Inc., 2.75%, 11/15/22	670,000	617,941
Express Scripts Holding Co., 2.65%, 2/15/17	3,250,000	3,311,220
Express Scripts, Inc., 7.25%, 6/15/19	1,490,000	1,840,378
HCA, Inc., 7.875%, 2/15/20	920,000	993,025
NYU Hospitals Center, 4.43%, 7/1/42	400,000	367,753
UnitedHealth Group, Inc., 4.25%, 3/15/43	700,000	641,941
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	697,725
WellPoint, Inc., 3.125%, 5/15/22	630,000	598,194
WellPoint, Inc., 3.30%, 1/15/23	280,000	266,924
WellPoint, Inc., 5.80%, 8/15/40	210,000	228,681

		9,563,782

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	920,000	906,200
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	607,618

		1,513,818

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	1,040,000	1,025,700
Lennar Corp., 4.75%, 12/15/17	600,000	603,000
Mohawk Industries, Inc., 3.85%, 2/1/23	520,000	501,345
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	817,200

		2,947,245

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	360,000	359,100
General Electric Co., 5.25%, 12/6/17	900,000	1,016,908
General Electric Co., 2.70%, 10/9/22	590,000	559,166
General Electric Co., 4.125%, 10/9/42	850,000	795,108

		2,730,282

INSURANCE — 1.2%
Allstate Corp. (The), 4.50%, 6/15/43	480,000	475,695
American International Group, Inc., 3.65%, 1/15/14	230,000	233,431
American International Group, Inc., 5.85%, 1/16/18	1,410,000	1,588,080
American International Group, Inc., 6.40%, 12/15/20	1,130,000	1,311,836
American International Group, Inc., 4.875%, 6/1/22	2,290,000	2,444,076
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	700,227
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	196,167
Berkshire Hathaway, Inc., 3.00%, 5/15/22	430,000	416,575
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,000,000	955,097
Genworth Holdings, Inc., 7.20%, 2/15/21	230,000	258,625
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	430,000	477,081
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	910,000	991,424
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	280,000	301,998

ING U.S., Inc., 5.50%, 7/15/22(4)	710,000	756,210
ING U.S., Inc., VRN, 5.65%, 5/15/23(4)	200,000	188,500
International Lease Finance Corp., 5.75%, 5/15/16	320,000	330,397
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	440,000	452,307
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	330,000	354,607
Lincoln National Corp., 6.25%, 2/15/20	780,000	895,226
Markel Corp., 4.90%, 7/1/22	1,100,000	1,171,545
Markel Corp., 3.625%, 3/30/23	350,000	333,733
MetLife, Inc., 6.75%, 6/1/16	520,000	595,471
MetLife, Inc., 1.76%, 12/15/17	470,000	463,029
MetLife, Inc., 4.125%, 8/13/42	450,000	402,288
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	1,120,000	1,053,208
Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	321,014
Prudential Financial, Inc., 7.375%, 6/15/19	660,000	807,158
Prudential Financial, Inc., 5.375%, 6/21/20	730,000	819,204
Prudential Financial, Inc., 5.625%, 5/12/41	1,160,000	1,210,165
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	181,317

		20,685,691

INTERNET SOFTWARE AND SERVICES†
IAC/InterActiveCorp, 4.75%, 12/15/22(4)	370,000	351,500

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	554,125
Fidelity National Information Services, Inc., 3.50%, 4/15/23	600,000	542,671
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,794,816

		2,891,612

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	330,000	324,044

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,043,359
Deere & Co., 5.375%, 10/16/29	530,000	612,773

		1,656,132

MEDIA — 1.6%
CBS Corp., 4.85%, 7/1/42	640,000	594,465
Comcast Corp., 5.90%, 3/15/16	600,000	675,805
Comcast Corp., 3.125%, 7/15/22	1,720,000	1,678,135
Comcast Corp., 6.50%, 11/15/35	30,000	36,453
Comcast Corp., 6.40%, 5/15/38	350,000	419,560
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	586,161
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	1,700,000	1,792,691
Discovery Communications LLC, 5.625%, 8/15/19	640,000	735,306
DISH DBS Corp., 7.00%, 10/1/13	200,000	202,450
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,131,000
DISH DBS Corp., 4.625%, 7/15/17	500,000	505,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	550,000	580,360
Lamar Media Corp., 9.75%, 4/1/14	420,000	442,050
NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	763,570
NBCUniversal Media LLC, 4.375%, 4/1/21	2,430,000	2,624,264
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,417,304
News America, Inc., 3.00%, 9/15/22	1,690,000	1,579,454
News America, Inc., 6.90%, 8/15/39	710,000	838,557
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	231,779

Qwest Corp., 7.50%, 10/1/14	120,000	129,193
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	282,750
Time Warner Cable, Inc., 6.75%, 7/1/18	640,000	733,104
Time Warner Cable, Inc., 4.50%, 9/15/42	1,840,000	1,433,489
Time Warner, Inc., 3.15%, 7/15/15	540,000	564,276
Time Warner, Inc., 4.875%, 3/15/20	1,790,000	1,953,570
Time Warner, Inc., 3.40%, 6/15/22	330,000	320,287
Time Warner, Inc., 7.70%, 5/1/32	440,000	561,394
Time Warner, Inc., 5.375%, 10/15/41	650,000	660,410
Viacom, Inc., 4.375%, 9/15/14	640,000	667,395
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,210,414
Viacom, Inc., 3.125%, 6/15/22	560,000	528,253
Virgin Media Secured Finance plc, 6.50%, 1/15/18	900,000	929,250
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	656,859

		27,465,008

METALS AND MINING — 0.5%
Alcoa, Inc., 5.40%, 4/15/21	540,000	526,221
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	320,000	299,459
ArcelorMittal, 5.75%, 8/5/20	455,000	451,588
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	599,705
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	489,524
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	320,000	290,031
Newmont Mining Corp., 3.50%, 3/15/22	260,000	222,775
Newmont Mining Corp., 6.25%, 10/1/39	290,000	278,956
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	240,000	239,059
Southern Copper Corp., 5.25%, 11/8/42	340,000	280,964
Teck Resources Ltd., 5.375%, 10/1/15	210,000	227,776
Teck Resources Ltd., 3.15%, 1/15/17	460,000	469,329
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,303,752
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,706,673
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,018,275
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	650,000	630,021

		9,034,108

MULTI-UTILITIES — 1.2%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	259,497
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	455,000	501,643
CMS Energy Corp., 4.25%, 9/30/15	290,000	307,686
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,149,182
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	520,000	473,008
Constellation Energy Group, Inc., 5.15%, 12/1/20	750,000	823,437
Consumers Energy Co., 2.85%, 5/15/22	230,000	222,772
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	962,607
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	503,877
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,582,673
DPL, Inc., 6.50%, 10/15/16	830,000	871,500
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	400,000	495,623
Duke Energy Corp., 3.95%, 9/15/14	260,000	269,526
Duke Energy Corp., 1.625%, 8/15/17	500,000	491,143
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,249,894
Duke Energy Florida, Inc., 6.35%, 9/15/37	263,000	320,743
Edison International, 3.75%, 9/15/17	390,000	412,732
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	363,227

Exelon Generation Co. LLC, 4.00%, 10/1/20	380,000	385,944
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	413,815
FirstEnergy Corp., 4.25%, 3/15/23	550,000	511,712
Florida Power Corp., 3.85%, 11/15/42	1,410,000	1,239,499
Georgia Power Co., 4.30%, 3/15/42	410,000	377,919
Ipalco Enterprises, Inc., 5.00%, 5/1/18	210,000	217,350
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	200,000	222,814
Nisource Finance Corp., 4.45%, 12/1/21	310,000	320,493
Nisource Finance Corp., 5.25%, 2/15/43	290,000	284,681
Northern States Power Co., 3.40%, 8/15/42	320,000	267,516
Pacific Gas & Electric Co., 5.80%, 3/1/37	491,000	559,585
Pacific Gas & Electric Co., 4.45%, 4/15/42	250,000	239,231
PacifiCorp, 6.00%, 1/15/39	710,000	851,785
Progress Energy, Inc., 3.15%, 4/1/22	320,000	306,926
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	197,374
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	392,495
Sempra Energy, 6.50%, 6/1/16	660,000	757,217
Sempra Energy, 9.80%, 2/15/19	130,000	175,406
Sempra Energy, 2.875%, 10/1/22	600,000	561,493
Southern Power Co., 5.15%, 9/15/41	190,000	193,548
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	189,844

		19,927,417

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	166,000	188,685
Target Corp., 4.00%, 7/1/42	350,000	319,964

		508,649

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	440,000	443,901

OIL, GAS AND CONSUMABLE FUELS — 1.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16	780,000	875,413
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	407,228
Apache Corp., 2.625%, 1/15/23	1,980,000	1,828,288
Apache Corp., 4.75%, 4/15/43	320,000	305,039
BP Capital Markets plc, 3.20%, 3/11/16	560,000	588,709
BP Capital Markets plc, 2.25%, 11/1/16	810,000	829,996
BP Capital Markets plc, 4.50%, 10/1/20	360,000	390,986
Cenovus Energy, Inc., 4.50%, 9/15/14	560,000	584,805
Chevron Corp., 2.43%, 6/24/20	420,000	417,976
ConocoPhillips, 5.75%, 2/1/19	710,000	832,413
ConocoPhillips Holding Co., 6.95%, 4/15/29	598,000	764,205
Denbury Resources, Inc., 4.625%, 7/15/23	650,000	600,437
Devon Energy Corp., 1.875%, 5/15/17	330,000	325,728
Devon Energy Corp., 5.60%, 7/15/41	800,000	832,770
EOG Resources, Inc., 5.625%, 6/1/19	390,000	456,670
FMC Technologies, Inc., 2.00%, 10/1/17	360,000	354,274
Hess Corp., 6.00%, 1/15/40	230,000	245,783
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	703,659
Newfield Exploration Co., 6.875%, 2/1/20	585,000	605,475
Noble Energy, Inc., 4.15%, 12/15/21	1,070,000	1,106,168
Peabody Energy Corp., 7.375%, 11/1/16	270,000	301,050
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	896,750
Petro-Canada, 6.80%, 5/15/38	670,000	779,659

Petrobras Global Finance BV, 4.375%, 5/20/23	760,000	704,374
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	1,310,000	1,368,895
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,675,328
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	530,400
Petroleos Mexicanos, 4.875%, 1/24/22	670,000	685,075
Petroleos Mexicanos, 3.50%, 1/30/23(4)	330,000	305,250
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	332,000
Petroleos Mexicanos, 5.50%, 6/27/44(4)	440,000	397,100
Phillips 66, 4.30%, 4/1/22	1,381,000	1,428,707
Pioneer Natural Resources Co., 3.95%, 7/15/22	970,000	959,048
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,684,435
Shell International Finance BV, 3.625%, 8/21/42	730,000	648,014
Statoil ASA, 2.45%, 1/17/23	1,060,000	983,410
Statoil ASA, 3.95%, 5/15/43	290,000	263,708
Talisman Energy, Inc., 7.75%, 6/1/19	830,000	1,009,628
Tesoro Corp., 5.375%, 10/1/22	230,000	234,025

		28,242,878

PAPER AND FOREST PRODUCTS — 0.3%
Domtar Corp., 4.40%, 4/1/22	750,000	728,175
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	2,610,000	2,913,541
International Paper Co., 6.00%, 11/15/41	710,000	758,681

		4,400,397

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	607,807

PHARMACEUTICALS — 0.8%
AbbVie, Inc., 1.20%, 11/6/15(4)	330,000	330,506
AbbVie, Inc., 1.75%, 11/6/17(4)	1,670,000	1,637,260
AbbVie, Inc., 4.40%, 11/6/42(4)	570,000	532,162
Actavis, Inc., 1.875%, 10/1/17	680,000	663,352
Actavis, Inc., 4.625%, 10/1/42	450,000	403,538
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	324,093
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	750,000	720,879
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	955,328
Merck & Co., Inc., 2.80%, 5/18/23	930,000	881,203
Merck & Co., Inc., 3.60%, 9/15/42	960,000	833,686
Mylan, Inc., 3.125%, 1/15/23(4)	610,000	558,430
Roche Holdings, Inc., 6.00%, 3/1/19(4)	1,945,000	2,324,197
Roche Holdings, Inc., 7.00%, 3/1/39(4)	690,000	933,385
Sanofi, 4.00%, 3/29/21	436,000	465,564
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	160,000	153,219
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	2,236,000	2,329,344

		14,046,146

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp., 4.50%, 1/15/18	280,000	298,827
American Tower Corp., 4.70%, 3/15/22	1,400,000	1,413,790
Boston Properties LP, 5.00%, 6/1/15	300,000	322,546
Boston Properties LP, 3.80%, 2/1/24	440,000	432,798
BRE Properties, Inc., 3.375%, 1/15/23	1,200,000	1,119,220
DDR Corp., 4.75%, 4/15/18	1,180,000	1,268,823
DDR Corp., 3.375%, 5/15/23	700,000	642,489
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	283,359

Essex Portfolio LP, 3.625%, 8/15/22	710,000	685,450
Essex Portfolio LP, 3.25%, 5/1/23	270,000	249,079
HCP, Inc., 3.75%, 2/1/16	990,000	1,042,899
Health Care REIT, Inc., 2.25%, 3/15/18	900,000	884,301
Health Care REIT, Inc., 3.75%, 3/15/23	1,090,000	1,037,657
Host Hotels & Resorts LP, 6.00%, 10/1/21	290,000	314,662
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	606,204
Kilroy Realty LP, 3.80%, 1/15/23	1,350,000	1,266,323
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	872,159
Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	636,707
Simon Property Group LP, 5.10%, 6/15/15	200,000	216,308
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,091,247
UDR, Inc., 4.25%, 6/1/18	450,000	477,697
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	827,079
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	640,000	666,085
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	320,000	336,554
WEA Finance LLC, 4.625%, 5/10/21(4)	460,000	485,836

		17,478,099

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	590,000	680,543

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,540,888
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	203,136
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	576,272
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,190,000	1,114,548
CSX Corp., 4.25%, 6/1/21	400,000	427,966
Norfolk Southern Corp., 5.75%, 4/1/18	700,000	812,856
Norfolk Southern Corp., 3.25%, 12/1/21	606,000	603,308
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(4)	670,000	681,859
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	270,000	272,897
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,209,300

		7,443,030

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	760,000	744,285

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,111,663
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,602,271

		2,713,934

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,346,101
Staples, Inc., 4.375%, 1/12/23	690,000	669,802
United Rentals North America, Inc., 5.75%, 7/15/18	830,000	875,650

		3,891,553

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	320,000	354,320
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	482,062
L Brands, Inc., 6.90%, 7/15/17	450,000	502,875
PVH Corp., 4.50%, 12/15/22	700,000	675,500

		2,014,757

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	90,000	121,429
America Movil SAB de CV, 5.00%, 3/30/20	370,000	398,798
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	1,966,767
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,290,000	1,324,541
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	520,000	675,881
Vodafone Group plc, 5.625%, 2/27/17	870,000	967,593
Vodafone Group plc, 2.50%, 9/26/22	320,000	284,146

		5,739,155

TOTAL CORPORATE BONDS (Cost $403,594,924)		403,039,175

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,451,182	1,463,799
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	600,000	646,473
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	1,125,000	1,199,073
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	2,000,000	1,887,586
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	2,300,000	2,168,277
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	403,590	408,075
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	958,306
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/13	740,000	749,794
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	1,611,000	1,720,422
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	3,422,055	3,471,202
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 7/1/13	1,504,259	1,532,734
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/13	3,100,000	3,157,224
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	212,121	212,418
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	734,973	734,472
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	800,000	835,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/13	800,000	830,814
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	2,400,000	2,469,913
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,055,000	3,236,629
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	4,865,000	5,116,097
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	2,675,000	2,650,127
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(4)	2,625,000	2,486,666

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	2,154,395	2,191,234
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29	842,954	846,754
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	4,400,000	4,478,791
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	1,150,000	1,183,628
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/13	500,000	518,764
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,330,880	2,366,067
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	2,972,600	3,128,544
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	3,225,000	3,417,291
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	1,775,000	1,897,502
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	1,900,000	1,780,233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	1,000,000	935,742
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	3,060,304	3,081,313
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	508,301	507,600
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	3,986,567	4,156,761
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 7/1/13	4,925,000	5,051,193
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	205,954	208,228

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $75,270,103)		73,685,111

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	437,061	328,162
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 7/1/13	1,544,907	1,526,513
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	391,886	401,538
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	800,000	820,648
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 7/1/13	1,050,043	1,013,823
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	41,371	40,908
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	469,954	481,384
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.36%, 7/1/13	1,517,528	1,519,554
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	961,324	944,445
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	402,020	416,496

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	40,431	39,438
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	224,166	224,288
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.76%, 7/1/13	236,158	234,117
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	1,791,668	1,745,136
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	105,856	105,299
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 7/1/13	1,217,614	1,202,110
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	3,568,167	3,523,463
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	191,369	193,271
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.26%, 7/1/13	894,512	920,725
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 7/1/13	1,421,686	1,392,726
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.01%, 7/1/13	926,512	855,771
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 7/1/13	1,458,311	1,412,714
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(4)	3,958,887	3,982,415
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 7/1/13	1,870,232	1,916,136
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	196,669	206,730
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.54%, 7/1/13	2,822,283	2,747,782
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	796,686	826,059
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	907,301	896,435
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	328,028	348,133
Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	2,000,000	2,053,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.90%, 7/1/13	297,726	299,326
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 7/1/13	1,319,980	1,331,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 7/1/13	6,139,226	6,226,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,123,397	1,133,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	273,006	286,124
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	876,787	898,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 7/1/13	676,505	668,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	4,284,788	4,329,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 7/1/13	1,606,047	1,622,566
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,965,425	2,016,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,808,825	2,847,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	604,575	577,689

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	179,842	179,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	929,278	957,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	864,796	868,204
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,483,038	2,637,106
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,478,014	1,541,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	463,586	479,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 7/1/13	571,376	562,464

		61,783,698

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/13	1,842,727	1,847,675
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	376,352	416,153
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/13	5,412,104	5,470,596
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,184	1,347
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/13	688,918	690,517
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/13	530,419	536,127

		8,962,415

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,518,552)		70,746,113

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	$1,720,000	1,967,680
Brazilian Government International Bond, 4.875%, 1/22/21	$1,810,000	1,941,225

		3,908,905

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	$29,000	39,454
Province of Ontario Canada, 5.45%, 4/27/16	$550,000	619,402
Province of Ontario Canada, 1.60%, 9/21/16	$720,000	731,017

		1,389,873

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$920,000	924,600
Chile Government International Bond, 3.625%, 10/30/42	$500,000	415,000

		1,339,600

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	$1,170,000	1,221,480

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$400,000	467,760

MEXICO — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17	$300,000	334,950
Mexico Government International Bond, 5.95%, 3/19/19	$1,450,000	1,666,775
Mexico Government International Bond, 5.125%, 1/15/20	$1,820,000	2,009,280
Mexico Government International Bond, 6.05%, 1/11/40	$650,000	711,750

Mexico Government International Bond, MTN, 4.75%, 3/8/44		$1,030,000	921,850

			5,644,605

PERU — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	865,050
Peruvian Government International Bond, 5.625%, 11/18/50		$650,000	672,750

			1,537,800

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		$170,000	178,182
Poland Government International Bond, 5.125%, 4/21/21		$450,000	490,500
Poland Government International Bond, 3.00%, 3/17/23		$550,000	497,750

			1,166,432

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		$750,000	789,410
Korea Development Bank (The), 3.25%, 3/9/16		$540,000	559,405
Korea Development Bank (The), 4.00%, 9/9/16		$710,000	753,570

			2,102,385

TURKEY — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$760,000	666,900

UNITED KINGDOM — 0.5%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,895,000	8,823,044

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$340,000	280,500

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $29,088,370)			28,549,284

MUNICIPAL SECURITIES — 1.2%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		295,000	311,485
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		360,000	450,140
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		380,000	477,014
California GO, (Building Bonds), 6.65%, 3/1/22		240,000	286,505
California GO, (Building Bonds), 7.55%, 4/1/39		700,000	939,946
California GO, (Building Bonds), 7.30%, 10/1/39		510,000	664,612
California GO, (Building Bonds), 7.60%, 11/1/40		95,000	128,669
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		1,543,000	1,460,388
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)		1,900,000	1,926,581
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35		230,000	240,184
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		400,000	503,628
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		860,000	1,076,299
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		370,000	409,409
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		275,000	314,482
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		790,000	953,064
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		470,000	558,863

Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	619,807
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	603,598
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	946,934
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	383,532
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	403,286
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	45,000	44,724
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	655,000	576,308
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	405,526
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	238,072
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	458,245
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	400,932
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,680,000	1,531,925
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	715,000	813,849
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	421,425
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	362,145
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	331,912
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	440,000	506,532
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	620,000	695,838
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	701,203

TOTAL MUNICIPAL SECURITIES (Cost $20,023,985)		21,147,062

ASSET-BACKED SECURITIES(2) — 0.5%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	638,934	646,249
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	6,700,000	6,683,692
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	820,000	789,250

TOTAL ASSET-BACKED SECURITIES (Cost $8,171,606)		8,119,191

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLMC, 2.375%, 1/13/22	1,600,000	1,556,934
FNMA, 6.625%, 11/15/30	600,000	817,218

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,493,542)		2,374,152

SHORT-TERM INVESTMENTS — 1.8%

U.S. Treasury Bills, 0.08%, 11/21/13(6)	15,000,000	14,996,130
U.S. Treasury Bills, 0.08%, 11/21/13(6)	15,000,000	14,996,130
TOTAL SHORT-TERM INVESTMENTS (Cost $29,991,122)		29,992,260

TEMPORARY CASH INVESTMENTS — 10.3%

BNP Paribas Finance, Inc., 0.10%, 7/5/13(6)	50,000,000	49,998,640
Liberty Street Funding LLC, 0.05%, 7/1/13(4)(6)	83,000,000	82,998,821
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $38,641), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $37,851)		37,851
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $115,698), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $113,553)		113,553
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $38,500), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $37,851)		37,851
Union Bank N.A., 0.04%, 7/1/13(6)	36,000,000	35,999,910
U.S. Treasury Bills, 0.15%, 8/22/13(6)	5,000,000	4,999,820

		40,999,730

TOTAL TEMPORARY CASH INVESTMENTS (Cost $174,187,634)		174,186,446

TOTAL INVESTMENT SECURITIES — 115.0% (Cost $1,959,491,931)		1,953,648,632

OTHER ASSETS AND LIABILITIES(7) — (15.0)%		(255,108,058)

TOTAL NET ASSETS — 100.0%		$1,698,540,574

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	2,291,861	AUD	2,400,000	Westpac Group	9/17/2013	109,190
USD	571,936	CAD	600,000	Barclays Bank plc	9/17/2013	2,482
USD	465,232	CAD	500,000	Deutsche Bank	9/17/2013	(9,312)
USD	196,218	CAD	200,000	Deutsche Bank	9/17/2013	6,400
USD	488,773	CAD	500,000	Westpac Group	9/17/2013	14,228
CHF	500,000	USD	542,273	Westpac Group	9/17/2013	(12,556)
CZK	27,100,000	USD	1,413,818	Deutsche Bank	9/17/2013	(57,324)
CZK	10,000,000	USD	507,898	Deutsche Bank	9/17/2013	(7,346)
EUR	2,000,000	USD	2,668,806	Barclays Bank plc	9/17/2013	(64,633)
USD	2,619,428	EUR	2,000,000	Barclays Bank plc	9/17/2013	15,255
USD	2,493,463	EUR	1,900,000	Barclays Bank plc	9/17/2013	19,499
USD	134,068	EUR	100,000	Barclays Bank plc	9/17/2013	3,860
GBP	2,000,000	USD	3,147,540	HSBC Holdings plc	9/17/2013	(107,171)
USD	10,317,668	GBP	6,600,000	Barclays Bank plc	9/17/2013	284,451
JPY	145,800,000	USD	1,538,726	Westpac Group	9/17/2013	(68,156)
USD	1,117,465	JPY	106,400,000	Barclays Bank plc	9/17/2013	44,292
USD	2,393,302	KRW	2,787,000,004	HSBC Holdings plc	9/17/2013	(37,725)
USD	2,387,663	KRW	2,786,999,999	HSBC Holdings plc	9/17/2013	(43,363)
USD	1,625,744	KRW	1,843,999,996	HSBC Holdings plc	9/17/2013	17,271
NOK	15,700,000	USD	2,735,811	Barclays Bank plc	9/17/2013	(158,179)
NOK	22,033,217	USD	3,600,000	Deutsche Bank	9/17/2013	17,422
NOK	1,560,000	USD	271,505	Deutsche Bank	9/17/2013	(15,384)
USD	5,129,214	NOK	31,300,000	Deutsche Bank	9/17/2013	(9,632)
USD	5,097,500	NOK	31,500,000	Deutsche Bank	9/17/2013	(74,182)
USD	1,685,095	NZD	2,100,000	Westpac Group	9/17/2013	66,538
SEK	4,200,000	USD	647,831	Deutsche Bank	9/17/2013	(22,608)

USD	1,472,342	SEK	10,000,000	Deutsche Bank	9/17/2013	(16,284)
USD	1,459,615	SEK	9,800,000	Deutsche Bank	9/17/2013	761
USD	4,836,261	SGD	6,100,000	Westpac Group	9/17/2013	22,942
TWD	72,108,000	USD	2,400,000	HSBC Holdings plc	9/17/2013	8,072
USD	6,141,889	TWD	185,700,000	HSBC Holdings plc	9/17/2013	(59,627)
USD	6,132,231	TWD	185,500,000	HSBC Holdings plc	9/17/2013	(62,605)
USD	1,458,263	TWD	43,500,000	HSBC Holdings plc	9/17/2013	5,566
						(187,858)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America, N.A./CDX North America Investment Grade 15 Index	7,500,000	Sell*	1.00	12/20/15	27,131	88,097	115,228

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $124,860,995, which represented 7.4% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	636,118,874	—
U.S. Government Agency Mortgage-Backed Securities	—	505,690,964	—
Corporate Bonds	—	403,039,175	—
Commercial Mortgage-Backed Securities	—	73,685,111	—
Collateralized Mortgage Obligations	—	70,746,113	—
Sovereign Governments and Agencies	—	28,549,284	—
Municipal Securities	—	21,147,062	—
Asset-Backed Securities	—	8,119,191	—
U.S. Government Agency Securities	—	2,374,152	—
Short-Term Investments	—	29,992,260	—
Temporary Cash Investments	—	174,186,446	—

Total Value of Investment Securities	—	1,953,648,632	—

Other Financial Instruments
Swap Agreements	—	88,097	—
Forward Foreign Currency Exchange Contracts	—	(187,858)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	(99,761)	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,960,073,454
Gross tax appreciation of investments	22,200,151
Gross tax depreciation of investments	$(28,624,973)
Net tax appreciation (depreciation) of investments	$(6,424,822)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

June 30, 2013

Premium Money Market - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 44.4%

ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.20%, 7/4/13 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.23%, 7/4/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.14%, 7/4/13 (LOC: Comerica Bank)	2,015,000	2,015,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.14%, 7/4/13 (LOC: Comerica Bank)	2,150,000	2,150,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.14%, 7/4/13 (LOC: Comerica Bank)	2,840,000	2,840,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.17%, 7/3/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,450,000	1,450,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 7/1/13	2,100,000	2,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 7/1/13	3,900,000	3,900,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.11%, 7/3/13 (LOC: PNC Bank N.A.)	3,375,000	3,375,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.21%, 7/4/13 (LOC: FHLMC)	565,000	565,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.11%, 7/3/13 (LOC: Bayerische Landesbank)	32,000,000	32,000,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.10%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.17%, 7/3/13	2,000,000	2,000,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.26%, 7/3/13 (LOC: Citibank N.A.)	12,090,000	12,090,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.09%, 7/3/13 (LOC: FNMA)	4,135,000	4,135,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.34%, 7/4/13 (LOC: Comerica Bank)	995,000	995,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.22%, 7/4/13 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.16%, 7/4/13 (LOC: Comerica Bank)	2,700,000	2,700,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.34%, 7/4/13 (LOC: Union Bank N.A.)	400,000	400,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.16%, 7/4/13 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.11%, 7/3/13 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.31%, 7/4/13 (LOC: City National Bank and FHLB)	605,000	605,000
California State Enterprise Development Authority, Series 2008 B, (Ramar International Corp.), VRDN, 0.31%, 7/4/13 (LOC: Bank of the West)	75,000	75,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.32%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	2,580,000	2,580,000

California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.08%, 7/4/13 (LOC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.22%, 7/4/13 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.10%, 7/1/13 (LOC: Wells Fargo Bank N.A.)	930,000	930,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.10%, 7/4/13 (LOC: Bank of America N.A.)	1,960,000	1,960,000
City of Gary (Chemcoaters LLC), VRDN, 0.29%, 7/4/13 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Hutchinson (Kroger Co.), VRDN, 0.13%, 7/4/13 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.20%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,630,000	1,630,000
City of Montebello COP, VRDN, 0.29%, 7/3/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	5,475,000	5,475,000
City of New York GO, Series 1993 A-4, VRDN, 0.09%, 7/1/13 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
City of New York GO, Series 1994 B, VRDN, 0.09%, 7/3/13 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.21%, 7/3/13 (LOC: FHLB)	1,840,000	1,840,000
City of Plymouth (The Lake Apartments), VRDN, 0.09%, 7/4/13 (LOC: FHLMC)	5,715,000	5,715,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.27%, 7/4/13 (LOC: Rabobank N.A. and Cooperative Centrale)	4,635,000	4,635,000
City of Shawnee (Simmons Co.), VRDN, 0.21%, 7/3/13 (LOC: Wells Fargo Bank N.A.)	910,000	910,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.21%, 7/4/13 (LOC: Bank of America N.A.)	900,000	900,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.17%, 7/1/13 (LOC: Bank of America N.A.)	1,220,000	1,220,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.11%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.16%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.34%, 7/4/13 (LOC: Colorado Business Bank and FHLB)	745,000	745,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.07%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.09%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	4,075,000	4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.10%, 7/1/13	17,300,000	17,300,000
County of Lake (Rosewood Apartment), VRDN, 0.08%, 7/4/13 (LOC: FHLMC)	1,120,000	1,120,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.12%, 7/3/13 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Will (BASF Corp.), VRDN, 0.22%, 7/3/13	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.20%, 7/4/13 (LOC: FNMA)	1,160,000	1,160,000
Forsyth Pollution Control Rev., (Pacific Corp. Project), VRDN, 0.07%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000

Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.20%, 7/3/13 (LOC: East West Bank and FHLMC) (SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.21%, 7/4/13 (LOC: Bank of America N.A.)	2,140,000	2,140,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	11,290,000	11,290,000
Iowa Higher Education Loan Authority Rev., (Cornell College), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	830,000	830,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.12%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.20%, 7/4/13 (LOC: FHLB)	6,565,000	6,565,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.18%, 7/4/13 (LOC: FNMA)	920,000	920,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.10%, 7/1/13 (LOC: Bayerische Landesbank)	17,250,000	17,250,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.16%, 7/3/13 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.16%, 7/4/13 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,440,000	1,440,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.11%, 7/4/13 (SBBPA: State Street Bank & Trust Co.)	3,100,000	3,100,000
Maine State Housing Authority Mortgage Rev., Series 2006 D3, VRDN, 0.11%, 7/4/13 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.21%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,245,000	1,245,000
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.10%, 7/3/13 (SBBPA: Landesbank Baden-Wurttemberg)	1,045,000	1,045,000
Massachusetts Development Finance Agency Rev., (Decas Cranberry Products Inc.), VRDN, 0.15%, 7/3/13 (LOC: TD Bank N.A.)	525,000	525,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.25%, 7/3/13 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.15%, 7/4/13 (LOC: U.S. Bank N.A.)	925,000	925,000
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.20%, 7/1/13 (LOC: Bank of America N.A.)	2,075,000	2,075,000
Michigan Strategic Fund Rev., Series 2007 B, VRDN, 0.25%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.21%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.23%, 7/4/13 (LOC: Trustmark National Bank and FHLB)	6,350,000	6,350,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.15%, 7/4/13 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.07%, 7/1/13	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.17%, 7/1/13 (LOC: Bank of America N.A.)	840,000	840,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.27%, 7/4/13 (LOC: Bank of Nova Scotia)	12,230,000	12,230,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.24%, 7/4/13 (LOC: Branch Banking & Trust)	2,430,000	2,430,000

Nassau County Industrial Development Agency Rev., (Seaview Realty Association), VRDN, 0.60%, 7/4/13 (LOC: Citibank N.A.)	1,425,000	1,425,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.18%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	5,995,000	5,995,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.10%, 7/4/13 (LOC: U.S. Bank N.A. and FHLB)	2,000,000	2,000,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.23%, 7/4/13 (LOC: FNMA)	190,000	190,000
New Jersey Economic Development Authority Rev., Series 1999 B, (El Dorado Terminals), VRDN, 0.05%, 7/1/13 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.20%, 7/3/13 (LOC: Bank of America N.A.)	840,000	840,000
New Jersey Economic Development Authority, Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.25%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	170,000	170,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.18%, 7/3/13 (LOC: FHLMC)	3,220,000	3,220,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.13%, 7/3/13 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured Bonds), VRDN, 0.09%, 7/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	1,500,000	1,500,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.08%, 7/1/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,000,000	2,000,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.09%, 7/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	17,860,000	17,860,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.12%, 7/3/13 (LOC: FHLMC)	9,220,000	9,220,000
New York State Urban Development Corp. Rev., Series 2010 B, (Personal Income Tax) 2.03%, 12/15/13	3,400,000	3,426,115
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.09%, 7/1/13 (LOC: Bank of America N.A.)	8,860,000	8,860,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.16%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	705,000	705,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.20%, 7/4/13 (LOC: PNC Bank N.A.)	1,065,000	1,065,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.20%, 7/4/13 (LOC: PNC Bank N.A.)	1,100,000	1,100,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A1, VRDN, 0.15%, 7/4/13 (LOC: PNC Bank N.A.)	900,000	900,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.11%, 7/4/13 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Phoenix Industrial Development Authority Rev., Series 2002 A, (Centertree), VRDN, 0.10%, 7/4/13 (LOC: East West Bank and FHLB)	7,110,000	7,110,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.09%, 7/3/13	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.09%, 7/4/13 (LOC: Toronto Dominion Bank)	8,000,000	8,000,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.08%, 7/1/13	6,925,000	6,925,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.16%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,240,000	2,240,000

Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.11%, 7/4/13 (LOC: FHLMC)	2,100,000	2,100,000
Riverside County Industrial Development Authority Rev., (Cryogenic), VRDN, 0.20%, 7/4/13 (LOC: Bank of America N.A.)	500,000	500,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.14%, 7/4/13 (LOC: Citibank N.A.)	4,275,000	4,275,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.14%, 7/4/13 (LOC: Citibank N.A.)	1,645,000	1,645,000
San Jose Financing Authority Rev., Series 2008 F, VRDN, 0.13%, 7/4/13 (LOC: Bank of America N.A.)	5,240,000	5,240,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.16%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.11%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	7,135,000	7,135,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.15%, 7/4/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	720,000	720,000
St. Paul's Episcopal Church Rev., VRDN, 0.21%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Texas GO, (College Student Loan), VRDN, 0.29%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.29%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.10%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,945,000	4,945,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.10%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.10%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,200,000	3,200,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.19%, 7/3/13 (LOC: Cobank ACB and Wells Fargo Bank N.A.)	870,000	870,000
University of California, Series 2011 AA-2, 0.89%, 7/1/13(1)	10,200,000	10,200,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.13%, 7/4/13 (LOC: U.S. Bank N.A.)	1,320,000	1,320,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.13%, 7/4/13 (LOC: U.S. Bank N.A.)	2,065,000	2,065,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.34%, 7/4/13 (LOC: U.S. Bank N.A.)	1,305,000	1,305,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.21%, 7/4/13 (LOC: U.S. Bank N.A.)	2,820,000	2,820,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.11%, 7/3/13 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.12%, 7/4/13 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.11%, 7/4/13 (LOC: East West Bank and FHLMC)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.20%, 7/3/13 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.24%, 7/4/13 (LOC: East West Bank and FHLB)	2,000,000	2,000,000

Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.24%, 7/4/13 (LOC: FNMA)	1,080,000	1,080,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.19%, 7/4/13 (LOC: East West Bank and FHLB)	2,625,000	2,625,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.09%, 7/4/13 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.19%, 7/4/13 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.12%, 7/4/13 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	7,075,000	7,075,000

TOTAL MUNICIPAL SECURITIES		500,290,115

COMMERCIAL PAPER(2) — 35.3%

Bank of Nova Scotia, 0.18%, 8/30/13	9,500,000	9,497,150
BP Capital Markets PLC, 0.20%, 7/31/13(3)	1,500,000	1,499,750
Catholic Health Initiatives, 0.21%, 8/7/13	4,150,000	4,149,104
Catholic Health Initiatives, 0.18%, 9/4/13	4,000,000	3,998,700
Charta LLC, 0.21%, 8/2/13(3)	19,000,000	18,996,453
Charta LLC, 0.26%, 8/6/13(3)	10,000,000	9,997,400
City of Chicago, 0.22%, 8/22/13 (LOC: Wells Fargo Bank N.A.)	20,820,000	20,813,384
CRC Funding LLC, 0.20%, 8/2/13(3)	8,000,000	7,998,578
CRC Funding LLC, 0.24%, 8/7/13(3)	2,000,000	1,999,507
CRC Funding LLC, 0.20%, 8/23/13(3)	27,500,000	27,491,903
Crown Point Capital Co. LLC, 0.17%, 7/26/13(3)	15,000,000	14,998,229
Govco LLC, 0.24%, 7/22/13(3)	12,000,000	11,998,320
Govco LLC, 0.19%, 8/1/13(3)	20,000,000	19,996,728
Govco LLC, 0.20%, 8/2/13(3)	1,855,000	1,854,670
Govco LLC, 0.23%, 8/19/13(3)	2,375,000	2,374,257
Govco LLC, 0.22%, 8/28/13(3)	9,000,000	8,996,810
Legacy Capital LLC, 0.17%, 7/1/13(3)	15,000,000	15,000,000
Lexington Parker Capital, 0.17%, 7/8/13(3)	15,000,000	14,999,504
Liberty Street Funding LLC, 0.15%, 7/8/13 (LOC: Bank of Nova Scotia)(3)	10,400,000	10,399,697
Municipal Electricity Authority of Georgia, 0.18%, 7/1/13 (LOC: Wells Fargo Bank N.A.)	10,032,000	10,032,000
Old Line Funding LLC, 0.15%, 8/19/13(3)	8,400,000	8,398,285
Old Line Funding LLC, 0.14%, 9/20/13(3)	9,750,000	9,746,929
Old Line Funding LLC, 0.19%, 9/23/13(3)	9,000,000	8,996,010
Old Line Funding LLC, 0.21%, 10/18/13(3)	20,000,000	19,987,283
Providence Healthcare and Services, 0.20%, 9/10/13	3,000,000	3,000,000
San Diego County Water Authority, 0.12%, 7/8/13	7,500,000	7,499,971
San Diego County Water Authority, 0.12%, 7/23/13	6,800,000	6,800,000
San Diego County Water Authority, 0.14%, 9/4/13	5,000,000	5,000,000
Sanofi, 0.14%, 9/25/13(3)	7,400,000	7,397,525
State of California, 0.18%, 8/13/13 (LOC: Wells Fargo Bank N.A. and California State Teacher's Retirement System)	21,695,000	21,695,000
Thunder Bay Funding LLC, 0.21%, 8/1/13(3)	8,000,000	7,998,553
Thunder Bay Funding LLC, 0.20%, 10/10/13(3)	9,000,000	8,994,950
Thunder Bay Funding LLC, 0.20%, 10/24/13(3)	13,000,000	12,991,695
Toyota Motor Credit Corp., 0.23%, 8/22/13	12,000,000	11,996,013
Toyota Motor Credit Corp., 0.15%, 10/28/13	10,000,000	9,995,042

Toyota Motor Credit Corp., 0.16%, 10/28/13	30,000,000	29,984,133

TOTAL COMMERCIAL PAPER		397,573,533

CORPORATE BONDS — 16.3%

2880 Stevens Creek LLC, VRDN, 0.30%, 7/3/13 (LOC: Bank of the West)	4,530,000	4,530,000
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	30,942,000	31,122,350
Castleton United Methodist Church, Inc., VRDN, 0.40%, 7/1/13 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.34%, 7/1/13 (LOC: Comerica Bank)	2,385,000	2,385,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.19%, 7/1/13 (LOC: FHLB)	8,027,000	8,027,000
D & I Properties LLC, VRDN, 0.17%, 7/3/13 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.20%, 7/1/13	4,800,000	4,800,000
EMF LLC, VRDN, 0.34%, 7/3/13 (LOC: Comerica Bank)	4,600,000	4,600,000
Fairfield North Texas Associates LP, VRDN, 0.19%, 7/1/13 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.23%, 7/5/13 (LOC: FHLB)	5,250,000	5,250,000
Flatley Hospitality LLC, VRDN, 0.20%, 7/1/13 (LOC: FHLB)	595,000	595,000
General Electric Capital Corp., MTN, 1.875%, 9/16/13	6,000,000	6,020,077
GFRE Holdings LLC, VRDN, 0.20%, 7/1/13 (LOC: FHLB)	1,555,000	1,555,000
Grace Community Church of Amarillo, VRDN, 0.25%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.17%, 7/1/13 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.16%, 7/1/13 (LOC: FHLB)	14,850,000	14,850,000
HHH Investment Co., VRDN, 0.32%, 7/3/13 (LOC: Bank of the West)	7,640,000	7,640,000
High Track LLC, VRDN, 0.20%, 7/3/13 (LOC: FHLB)	8,205,000	8,205,000
Labcon North America, VRDN, 0.51%, 7/3/13 (LOC: Bank of the West)	2,070,000	2,070,000
Lakeport Group LLC, VRDN, 0.33%, 7/3/13 (LOC: Union Bank N.A.)	4,035,000	4,035,000
Manse on Marsh LP, VRDN, 0.29%, 7/4/13 (LOC: FHLB)	11,055,000	11,055,000
Melair Associates LLC, VRDN, 0.41%, 7/1/13 (LOC: FHLB)	1,375,000	1,375,000
Ness Family Partners LP, VRDN, 0.51%, 7/3/13 (LOC: Bank of the West)	1,495,000	1,495,000
Norlan Partners LP, VRDN, 0.41%, 7/1/13 (LOC: FHLB)(3)	2,410,000	2,410,000
PepsiCo, Inc., 0.875%, 10/25/13	2,750,000	2,755,147
Portland Clinic LLP (The), VRDN, 0.18%, 7/3/13 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Provence LLC, VRDN, 0.41%, 7/1/13 (LOC: FHLB)(3)	3,500,000	3,500,000
Relay Relay LLC, VRDN, 0.95%, 7/1/13 (LOC: FHLB)	6,655,000	6,655,000
Renaissance Anaheim Associates LP, VRDN, 0.17%, 7/1/13 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.20%, 7/3/13 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.14%, 7/1/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.14%, 7/1/13 (LOC: Bank of New York Mellon)	2,000,000	2,000,000

TOTAL CORPORATE BONDS		182,939,574

U.S. GOVERNMENT AGENCY SECURITIES — 4.7%

Federal Farm Credit Bank, Series 1, VRN, 0.19%, 7/1/13	2,800,000	2,801,795
Federal Home Loan Bank, 0.10%, 12/20/13	35,000,000	34,996,805
Federal Home Loan Bank, 0.20%, 6/12/14	5,000,000	4,997,631
Federal Home Loan Bank, 0.20%, 6/19/14(4)	10,000,000	9,999,350

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		52,795,581

TEMPORARY CASH INVESTMENTS†

SSgA U.S. Government Money Market Fund	57,624	57,624

TOTAL INVESTMENT SECURITIES — 100.7%	1,133,656,427

OTHER ASSETS AND LIABILITIES — (0.7)%	(8,012,237)

TOTAL NET ASSETS — 100.0%	$1,125,644,190

Notes to Schedule of Investments

COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)		Escrowed to maturity in U.S. government securities or state and local government securities.
(2)		The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $259,023,036, which represented 23.0% of total net assets. None of these securities were considered illiquid.

(4)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Municipal Securities	—	500,290,115	—
Commercial Paper	—	397,573,533	—
Corporate Bonds	—	182,939,574	—
U.S. Government Agency Securities	—	52,795,581	—
Temporary Cash Investments	57,624	—	—

Total Value of Investment Securities	57,624	1,133,598,803	—

3. Federal Tax Information

As of June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,133,656,427

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

June 30, 2013

Prime Money Market - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 47.2%

Bank of Montreal, 0.19%, 7/3/13	50,000,000	50,000,000
Bank of Nova Scotia, 0.17%, 10/3/13	50,000,000	49,997,354
Barclays Bank PLC, 0.17%, 8/2/13(2)	50,000,000	49,992,444
BNP Paribas Finance, Inc., 0.23%, 7/5/13 (LOC: BNP Paribas)	10,000,000	9,999,744
Catholic Health Initiatives, 0.19%, 7/8/13	2,000,000	1,999,926
Catholic Health Initiatives, 0.21%, 8/7/13	5,000,000	4,998,921
Catholic Health Initiatives, 0.16%, 9/4/13	4,850,000	4,848,599
Chariot Funding LLC, 0.23%, 7/24/13(2)	26,000,000	25,996,179
Chariot Funding LLC, 0.18%, 7/30/13(2)	40,000,000	39,994,200
Charta LLC, 0.20%, 8/1/13(2)	6,700,000	6,698,846
Charta LLC, 0.21%, 8/2/13(2)	7,800,000	7,798,544
Charta LLC, 0.22%, 8/23/13(2)	25,500,000	25,491,741
Charta LLC, 0.22%, 8/28/13(2)	31,000,000	30,989,012
City of Chicago, IL, 0.22%, 8/22/13 (LOC: Wells Fargo Bank N.A.)	8,113,000	8,110,422
City of Chicago, IL, 0.25%, 8/22/13 (LOC: Wells Fargo Bank N.A.)	22,019,000	22,011,049
County of Oakland-Alameda, 0.24%, 7/9/13 (LOC: Bank of New York Mellon)	29,400,000	29,400,000
CRC Funding LLC, 0.20%, 8/2/13(2)	30,000,000	29,994,667
CRC Funding LLC, 0.30%, 9/6/13(2)	31,500,000	31,482,412
Crown Point Capital Co. LLC, 0.17%, 7/8/13(2)	35,000,000	34,998,843
Govco LLC, 0.23%, 7/22/13(2)	25,000,000	24,996,646
Govco LLC, 0.24%, 7/22/13(2)	30,000,000	29,995,800
Govco LLC, 0.20%, 8/2/13(2)	30,000,000	29,994,667
Govco LLC, 0.23%, 8/30/13(2)	20,175,000	20,167,266
Legacy Capital LLC, 0.17%, 7/1/13(2)	35,000,000	35,000,000
Lexington Parker Capital, 0.17%, 7/8/13(2)	35,000,000	34,998,843
Liberty Street Funding LLC, 0.15%, 7/8/13 (LOC: Bank of Nova Scotia)(2)	10,400,000	10,399,697
Nestle Finance International Ltd., 0.18%, 8/14/13 (LOC: Nestle S.A.)	55,000,000	54,987,900
Old Line Funding LLC, 0.15%, 8/19/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,995,917
Old Line Funding LLC, 0.20%, 9/19/13 (LOC: Royal Bank of Canada)(2)	20,000,000	19,991,111
Old Line Funding LLC, 0.21%, 10/18/13 (LOC: Royal Bank of Canada)(2)	39,000,000	38,975,202
Reckitt Benckiser Treasury Services PLC, 0.15%, 9/16/13 (LOC: Reckitt Benckiser Group PLC)(2)	25,000,000	24,991,979
Royal Bank of Canada, 0.33%, 7/26/13	8,000,000	8,000,975
San Diego County Water Authority, 0.12%, 7/23/13	8,400,000	8,400,000
San Francisco City & County Public Utilities Commission, 0.18%, 8/5/13	16,000,000	16,000,000
San Francisco City & County Public Utilities Commission, 0.18%, 8/5/13	24,000,000	24,000,000
Sanofi, 0.14%, 9/25/13(2)	20,000,000	19,993,311
Thunder Bay Funding LLC, 0.18%, 7/22/13 (LOC: Royal Bank of Canada)(2)	9,000,000	8,999,055
Thunder Bay Funding LLC, 0.21%, 8/1/13 (LOC: Royal Bank of Canada)(2)	11,524,000	11,521,916
Thunder Bay Funding LLC, 0.17%, 9/20/13 (LOC: Royal Bank of Canada)(2)	9,000,000	8,996,558
Thunder Bay Funding LLC, 0.20%, 10/10/13 (LOC: Royal Bank of Canada)(2)	51,000,000	50,971,383
Toronto-Dominion Bank (The), 0.16%, 10/17/13	55,000,000	55,000,000
Toyota Motor Credit Corp., 0.19%, 9/24/13	25,000,000	24,988,785
Union Bank N.A., 0.15%, 7/8/13	50,000,000	50,000,000
University of California, 0.17%, 8/21/13	10,000,000	9,997,592

TOTAL COMMERCIAL PAPER		1,106,167,506

MUNICIPAL SECURITIES — 29.7%

ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.12%, 7/1/13 (LOC: Bank of America N.A.)	2,820,000	2,820,000
ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.32%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.12%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	1,652,000	1,652,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.31%, 7/4/13 (LOC: Bank of the West)	1,590,000	1,590,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 7/1/13	4,400,000	4,400,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.08%, 7/1/13	10,900,000	10,900,000
Bartow County Development Authority Rev., (Georgia Power Company), VRDN, 0.08%, 7/1/13	3,000,000	3,000,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.26%, 7/3/13 (LOC: Citibank N.A.)	11,000,000	11,000,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.08%, 7/1/13	6,700,000	6,700,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.29%, 7/3/13 (LOC: Bank of the West)	2,570,000	2,570,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.14%, 7/4/13 (LOC: Branch Banking & Trust)	2,035,000	2,035,000
City of Alliance (Alliance Obligated Group), VRDN, 0.06%, 7/1/13 (Radian)(LOC: JPMorgan Chase Bank N.A.)	2,325,000	2,325,000
City of Chicago (Lufthansa German), VRDN, 0.13%, 7/3/13 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of El Monte COP, Series 2003 B (Community Improvement), VRDN, 0.34%, 7/4/13 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,465,000	1,465,000
City of Fort Collins Rev., Series 2008 A, (LTD Liability Company), VRDN, 0.21%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	3,280,000	3,280,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.09%, 7/4/13 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.20%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	4,520,000	4,520,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.20%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	4,590,000	4,590,000
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.09%, 7/4/13 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland GO, (Pension Buildings), VRDN, 0.22%, 7/3/13 (SBBPA: JPMorgan Chase Bank N.A.)	29,000,000	29,000,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.09%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	6,450,000	6,450,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.14%, 7/4/13 (LOC: Branch Banking & Trust)	3,600,000	3,600,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.10%, 7/1/13	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.14%, 7/4/13 (LOC: Branch Banking & Trust)	3,250,000	3,250,000

Forsyth Pollution Control Rev., (Pacific Corp. Project), VRDN, 0.07%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1, (Methodist Hospital System), VRDN, 0.05%, 7/1/13	18,900,000	18,900,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (Methodist Hospital System), VRDN, 0.05%, 7/1/13	3,800,000	3,800,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.10%, 7/4/13 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.09%, 7/2/13 (LOC: Union Bank of California N.A.)	8,232,000	8,232,000
Houston County Development Authority Rev., (Clean Control Corporation), VRDN, 0.14%, 7/4/13 (LOC: Branch Banking & Trust)	1,225,000	1,225,000
Iowa Finance Authority Private College (Central College), VRDN, 0.07%, 7/1/13 (LOC: Wells Fargo Bank N.A.)	1,050,000	1,050,000
JJB Properties LLC (Rental Property), VRDN, 0.16%, 7/3/13 (LOC: Arvest Bank and FHLB)	3,950,000	3,950,000
Kansas Development Finance Authority Rev., 2.23%, 3/1/14	2,300,000	2,329,347
Kentucky Higher Education Student Loan Corp. Rev., Series 2008 A1, VRDN, 0.09%, 7/3/13 (LOC: State Street Bank & Trust Co.)	22,000,000	22,000,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.09%, 7/4/13 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.20%, 7/4/13 (LOC: FHLB)	11,795,000	11,795,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.10%, 7/1/13 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.16%, 7/3/13 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.06%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	15,365,000	15,365,000
Maine State Housing Authority Rev., Series 2004 B-3, VRDN, 0.11%, 7/4/13 (SBBPA: State Street Bank & Trust Co.)	5,000,000	5,000,000
Maine State Housing Authority Rev., Series 2005 D3, VRDN, 0.11%, 7/4/13 (SBBPA: State Street Bank & Trust Co.)	3,300,000	3,300,000
Maine State Housing Authority Rev., Series 2008 D, VRDN, 0.13%, 7/4/13 (SBBPA: Mellon Bank N.A.)	20,000,000	20,000,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.07%, 7/4/13 (LOC: FHLMC)	5,875,000	5,875,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.18%, 7/3/13 (LOC: TD Banknorth N.A.)	4,260,000	4,260,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.15%, 7/4/13 (LOC: PNC Bank N.A.)	2,130,000	2,130,000
Michigan Strategic Fund Rev., (Consumers Energy Co.), VRDN, 0.08%, 7/3/13 (LOC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
Michigan Strategic Fund Ltd. Obligation (Orchestra Place), VRDN, 0.40%, 7/3/13 (LOC: Bank of America N.A.)	1,025,000	1,025,000
Mississippi Business Finance Corp., (Medical Development Properties LLC), VRDN, 0.23%, 7/4/13 (LOC: BancorpSouth Bank and FHLB)	4,390,000	4,390,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.23%, 7/4/13 (LOC: Trustmark National Bank and FHLB)	3,150,000	3,150,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.08%, 7/4/13 (LOC: Wells Fargo Bank N.A.)	12,467,000	12,467,000

Montgomery County Industrial Development Authority Rev., Series 2007 B, (LaSalle College), VRDN, 0.25%, 7/4/13 (LOC: PNC Bank N.A.)	890,000	890,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.07%, 7/4/13 (LOC: East West Bank and FHLB)	4,440,000	4,440,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.08%, 7/1/13 (LOC: TD Bank N.A.)	15,125,000	15,125,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.16%, 7/3/13 (LOC: Wells Fargo Bank N.A.)	8,480,000	8,480,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.33%, 7/3/13 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.12%, 7/3/13 (LOC: FNMA)	1,900,000	1,900,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.13%, 7/3/13 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.08%, 7/1/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,225,000	3,225,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.09%, 7/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	4,085,000	4,085,000
New York State Housing Finance Agency Rev., VRDN, 0.05%, 7/3/13 (LOC: FHLMC)	18,100,000	18,100,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.11%, 7/3/13 (SBBPA: Branch Banking & Trust)	24,925,000	24,925,000
Oklahoma Development Finance Authority Health Facilities Rev., (Duncan Regional Hospital, Inc.), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.10%, 7/4/13 (LOC: FNMA)	5,500,000	5,500,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.06%, 7/4/13 (LOC: U.S. Bank N.A.)	3,545,000	3,545,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.07%, 7/1/13 (LOC: TD Bank N.A.)	8,830,000	8,830,000
Port Freeport (BASF Corp.), VRDN, 0.22%, 7/3/13	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.22%, 7/3/13	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.09%, 7/3/13	10,000,000	10,000,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.07%, 7/3/13	15,000,000	15,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.09%, 7/4/13 (LOC: Toronto Dominion Bank)	6,405,000	6,405,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.08%, 7/1/13	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.13%, 7/3/13 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.25%, 7/4/13 (LOC: PNC Bank N.A.)	5,885,000	5,885,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.15%, 7/4/13 (LOC: PNC Bank N.A.)	2,465,000	2,465,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.15%, 7/4/13 (LOC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.08%, 7/1/13 (LOC: U.S. Bank N.A.)	33,370,000	33,370,000

South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.08%, 7/4/13	6,300,000	6,300,000
Southwestern Illinois Development Authority Rev., (Waste Management Inc.), VRDN, 0.12%, 7/4/13 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
State of Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.13%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	12,870,000	12,870,000
State of Texas GO, Series 2003 A, (Veterans Housing Fund), VRDN, 0.10%, 7/3/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,515,000	5,515,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.13%, 7/4/13 (SBBPA: JPMorgan Chase Bank N.A.)	6,100,000	6,100,000
University of California, Series 2011 AA-2, 0.89%, 7/1/13(3)	17,735,000	17,735,000
University of Kansas Hospital Authority (Health System), VRDN, 0.08%, 7/1/13 (LOC: U.S. Bank N.A.)	5,850,000	5,850,000
Virginia Commonwealth University Health System Authority Rev., Series 2008 B, VRDN, 0.05%, 7/1/13 (LOC: Branch Banking & Trust)	6,050,000	6,050,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.10%, 7/4/13 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.23%, 7/4/13 (LOC: FNMA)	1,105,000	1,105,000
Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.10%, 7/4/13 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.10%, 7/4/13 (LOC: FNMA)	6,570,000	6,570,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.09%, 7/3/13 (LOC:TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	13,190,000	13,190,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.08%, 7/1/13 (LOC: U.S. Bank N.A.)	3,035,000	3,035,000
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	7,440,000	7,440,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.09%, 7/1/13 (LOC: JPMorgan Chase Bank N.A.)	2,365,000	2,365,000

TOTAL MUNICIPAL SECURITIES		695,770,347

CORPORATE BONDS — 14.6%

Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	38,315,000	38,538,192
Bottling Group LLC, 5.00%, 11/15/13	4,455,000	4,534,321
Calvert Crossing Golf Club LLC, VRDN, 0.22%, 7/1/13 (LOC: FHLB)	1,160,000	1,160,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.19%, 7/1/13 (LOC: FHLB)	19,628,000	19,628,000
General Electric Capital Corp., 2.10%, 1/7/14	19,844,000	20,033,828
General Electric Capital Corp., MTN, 1.875%, 9/16/13	20,824,000	20,896,146
General Electric Capital Corp., MTN, 5.40%, 9/20/13	1,390,000	1,405,642
Herman & Kittle Capital LLC, VRDN, 0.34%, 7/1/13 (LOC: FHLB)	1,235,000	1,235,000
HHH Investment Co., VRDN, 0.32%, 7/3/13 (LOC: Bank of the West)	6,560,000	6,560,000
High Track LLC, VRDN, 0.20%, 7/1/13 (LOC: FHLB)	2,400,000	2,400,000
International Business Machines Corp., 1.00%, 8/5/13	1,145,000	1,145,831
International Business Machines Corp., 6.50%, 10/15/13	27,020,000	27,505,462
KDF Claremont LP, VRDN,, 0.17%, 7/1/13 (LOC: FHLB)	12,500,000	12,500,000
Labcon North America, VRDN, 0.51%, 7/3/13 (LOC: Bank of the West)	1,685,000	1,685,000
Merck & Co., Inc., 5.30%, 12/1/13	64,578,000	65,937,369

Northcreek Church, VRDN, 0.37%, 7/1/13 (LOC: FHLB)	10,180,000	10,180,000
PepsiCo, Inc., 0.875%, 10/25/13	24,090,000	24,138,277
Providence Health & Services - Washington, VRDN, 0.20%, 7/5/13 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
RMD Note Issue LLC, VRDN, 0.20%, 7/3/13 (LOC: FHLB)	9,365,000	9,365,000
Saddleback Valley Community Church, VRDN, 0.11%, 7/4/13 (LOC: FHLB)	8,815,000	8,815,000
Salvation Army (The), VRDN, 0.14%, 7/1/13 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.14%, 7/1/13 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Shell International Finance BV, 4.00%, 3/21/14	5,690,000	5,836,527
Sidal Realty Co. LP, VRDN, 0.35%, 7/1/13 (LOC: Wells Fargo Bank N.A.)	3,050,000	3,050,000
Toronto-Dominion Bank (The), MTN, 0.46%, 7/26/13	25,000,000	25,004,777
Varenna Care Center LP, VRDN, 0.17%, 7/1/13 (LOC: FHLB)	8,765,000	8,765,000

TOTAL CORPORATE BONDS		341,819,372

U.S. GOVERNMENT AGENCY SECURITIES — 8.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.4%
Federal Farm Credit Bank, VRN, 0.15%, 7/22/13	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.13%, 7/5/13	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 0.16%, 7/6/13	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 0.10%, 9/10/13	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.09%, 9/18/13	10,000,000	9,999,870

		104,999,870

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
Federal Farm Credit Bank, 2.625%, 4/17/14	1,000,000	1,019,260
Federal Home Loan Bank, 0.30%, 2/13/14	1,000,000	1,000,716
Federal Home Loan Bank, 3.75%, 3/14/14	1,000,000	1,024,908
Federal Home Loan Bank, 0.20%, 6/12/14	15,000,000	14,992,893
Federal Home Loan Bank, 0.20%, 6/12/14	30,000,000	30,000,000
Federal Home Loan Bank, 0.20%, 6/19/14(4)	20,000,000	19,998,700
Federal Home Loan Mortgage Corp., Series RB, 0.15%, 9/5/13	15,000,000	14,995,875
Federal National Mortgage Association, MTN, 5.12%, 10/9/13	1,000,000	1,013,491

		84,045,843

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		189,045,713

U.S. TREASURY SECURITIES — 1.3%

U.S. Treasury Notes, 1.25%, 2/15/14	20,000,000	20,134,789
U.S. Treasury Notes, 1.25%, 3/15/14	10,000,000	10,075,044

TOTAL U.S. TREASURY SECURITIES		30,209,833

TEMPORARY CASH INVESTMENTS†

SSgA U.S. Government Money Market Fund	851,355	851,355

TOTAL INVESTMENT SECURITIES — 100.8%		2,363,864,126

OTHER ASSETS AND LIABILITIES — (0.8)%		(19,409,144)

TOTAL NET ASSETS — 100.0%		$2,344,454,982

Notes to Schedule of Investments

COP	-	Certificates of Participation
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $673,426,239, which represented 28.7% of total net assets. None of these securities were considered illiquid.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Commercial Paper	—	1,106,167,506	—
Municipal Securities	—	695,770,347	—
Corporate Bonds	—	341,819,372	—
U.S. Government Agency Securities	—	189,045,713	—
U.S. Treasury Securities	—	30,209,833	—
Temporary Cash Investments	851,355	—	—

Total Value of Investment Securities	851,355	2,363,012,771	—

3. Federal Tax Information

As of June 30, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,363,864,126

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Inflation Protection Bond Fund

June 30, 2013

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 80.8%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	24,172,500	24,516,209
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	12,299,679	12,794,544
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	43,885,291	45,003,005
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	40,167,792	42,726,922
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	30,478,394	32,747,601
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	105,820,057	108,581,326
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	78,563,689	86,886,570
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	54,562,799	60,492,248
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	152,440,842	156,472,140
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	32,464,745	36,837,357
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	8,879,600	9,721,777
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	21,325,716	21,880,526

TOTAL U.S. TREASURY SECURITIES (Cost $642,617,108)		638,660,225

CORPORATE BONDS — 8.3%

AEROSPACE AND DEFENSE†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	215,555

AUTOMOBILES — 0.4%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	506,779
Daimler Finance North America LLC, 1.30%, 7/31/15(2)	750,000	751,940
Daimler Finance North America LLC, VRN, 1.47%, 9/13/13(2)	500,000	500,962
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	1,001,408
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	320,562

		3,081,651

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	1,000,000	1,000,134

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14	750,000	761,517

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	813,750

CHEMICALS — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	205,000
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	435,604

		640,604

COMMERCIAL BANKS — 0.4%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	657,745
PNC Funding Corp., 3.625%, 2/8/15	140,000	146,096
Royal Bank of Canada, 1.45%, 10/30/14	700,000	707,622
Wachovia Bank N.A., 5.00%, 8/15/15	750,000	806,379
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	500,000	553,127

		2,870,969

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	611,916

CONSUMER FINANCE — 0.1%
Credit Suisse (New York), 5.50%, 5/1/14	390,000	405,957

SLM Corp., MTN, 5.00%, 10/1/13	430,000	432,687

		838,644

CONTAINERS AND PACKAGING†
Ball Corp., 6.75%, 9/15/20	340,000	368,050

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,026,000
Bank of America Corp., 6.50%, 8/1/16	390,000	439,948
Citigroup, Inc., 6.01%, 1/15/15	650,000	694,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	206,750

		2,367,043

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Cincinnati Bell, Inc., 8.25%, 10/15/17	860,000	900,850
Virgin Media Finance plc, 8.375%, 10/15/19	585,000	637,650
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,212,750

		2,751,250

ELECTRIC UTILITIES†
AES Corp. (The), 7.75%, 10/15/15	283,000	313,423
AES Corp. (The), 8.00%, 10/15/17	30,000	33,900

		347,323

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	665,000	688,556
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	534,625

		1,223,181

ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	70,000	88,563

FOOD AND STAPLES RETAILING — 0.3%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,224,306
Walgreen Co., 1.00%, 3/13/15	750,000	752,602

		1,976,908

FOOD PRODUCTS — 0.2%
Del Monte Corp., 7.625%, 2/15/19	850,000	877,625
TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	902,063

		1,779,688

GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18	200,000	222,468
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	421,821
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	321,296
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,187,200
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	450,532

		2,603,317

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Biomet, Inc., 6.50%, 8/1/20	1,515,000	1,568,972

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	1,140,000	1,192,725
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,518,788
HCA, Inc., 7.875%, 2/15/20	600,000	647,625

HCA, Inc., 7.69%, 6/15/25	100,000	108,500
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	575,900

		4,043,538

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	347,654
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	390,390

		738,044

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,216,950

INSURANCE — 0.2%
International Lease Finance Corp., 4.875%, 4/1/15	930,000	948,600
Lincoln National Corp., 6.25%, 2/15/20	120,000	137,727
MetLife, Inc., 6.75%, 6/1/16	300,000	343,541
Prudential Financial, Inc., 7.375%, 6/15/19	230,000	281,283

		1,711,151

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	936,975

MEDIA — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	978,650
Comcast Corp., 5.90%, 3/15/16	250,000	281,585
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	261,679
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	415,399
Discovery Communications LLC, 3.70%, 6/1/15	500,000	524,872
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,174,500
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	730,000	770,296
Lamar Media Corp., 9.75%, 4/1/14	170,000	178,925
Lamar Media Corp., 7.875%, 4/15/18	180,000	192,600
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,085,000	1,179,937
Time Warner, Inc., 3.15%, 7/15/15	750,000	783,717
Univision Communications, Inc., 6.875%, 5/15/19(2)	30,000	31,650
Viacom, Inc., 4.375%, 9/15/14	500,000	521,403
Virgin Media Secured Finance plc, 6.50%, 1/15/18	250,000	258,125

		7,553,338

METALS AND MINING — 0.3%
ArcelorMittal, 4.25%, 2/25/15	400,000	403,500
Barrick Gold Corp., 2.90%, 5/30/16	470,000	463,861
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	1,200,000	1,218,000
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	560,051

		2,645,412

MULTI-UTILITIES — 0.4%
Calpine Corp., 7.25%, 10/15/17(2)	828,000	867,330
CMS Energy Corp., 4.25%, 9/30/15	160,000	169,758
CMS Energy Corp., 8.75%, 6/15/19	615,000	794,098
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	160,000	178,251
NRG Energy, Inc., 7.625%, 1/15/18	700,000	752,500
Pacific Gas & Electric Co., 6.25%, 12/1/13	180,000	184,151
Sempra Energy, 6.50%, 6/1/16	130,000	149,149

		3,095,237

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	157,000	178,455

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	366,008
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	426,483
Arch Coal, Inc., 7.25%, 10/1/20	250,000	207,500
Cenovus Energy, Inc., 4.50%, 9/15/14	650,000	678,792
Chesapeake Energy Corp., 6.125%, 2/15/21	400,000	422,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	896,750
Newfield Exploration Co., 6.875%, 2/1/20	500,000	517,500
Peabody Energy Corp., 6.50%, 9/15/20	835,000	841,263
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	276,250
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	256,250

		4,888,796

PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	790,000	849,250

PHARMACEUTICALS — 0.4%
AbbVie, Inc., 1.20%, 11/6/15(2)	300,000	300,460
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,155,000	1,165,106
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	1,145,000	1,185,075
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	500,000	520,873

		3,171,514

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	600,000	634,253
Boston Properties LP, 5.00%, 6/1/15	280,000	301,043
HCP, Inc., 3.75%, 2/1/16	600,000	632,060
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	367,182
Simon Property Group LP, 5.75%, 12/1/15	400,000	440,908

		2,375,446

ROAD AND RAIL — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(2)	800,000	811,606
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	213,717
Union Pacific Corp., 4.875%, 1/15/15	400,000	424,200

		1,449,523

SPECIALTY RETAIL — 0.2%
Rent-A-Center, Inc., 6.625%, 11/15/20	1,120,000	1,178,800

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Gap, Inc. (The), 5.95%, 4/12/21	120,000	132,870
Hanesbrands, Inc., 8.00%, 12/15/16	150,000	159,750
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	417,787
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,173,375
Polymer Group, Inc., 7.75%, 2/1/19	1,130,000	1,180,850

		3,064,632

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	500,000	513,388

TOTAL CORPORATE BONDS (Cost $63,939,203)		65,519,484

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.5%

ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	260,080	269,107
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	293,914	301,154
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 3.00%, 7/1/13	1,511,453	1,469,415
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,500,000	1,538,715
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	1,286,745	1,163,794
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 7/1/13	1,365,056	1,317,970
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 7/1/13	1,126,769	1,087,147
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	248,228	245,451
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	1,948,284	1,914,075
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,788,299	1,840,393
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	1,791,668	1,745,136
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	1,784,084	1,761,732
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	255,159	257,694
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.01%, 7/1/13	2,639,065	2,437,567
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 7/1/13	1,458,311	1,412,714
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(2)	1,863,006	1,874,077
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	427,278	449,136
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.54%, 7/1/13	564,457	549,556
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	497,929	516,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	620,253	652,001
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 7/1/13	781,356	792,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	869,727	877,546
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	322,299	337,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.70%, 7/1/13	1,291,322	1,300,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	1,874,595	1,894,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,444,989	2,508,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,525,507	2,480,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	851,159	863,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,326,333	1,366,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.47%, 7/1/13	802,879	708,719

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 7/1/13	615,805	596,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 7/1/13	1,656,264	1,598,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	575,229	555,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	1,217,145	1,192,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	798,273	801,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	709,439	753,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,535,599	1,601,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	328,128	339,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 7/1/13	571,376	562,464

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,474,521)		43,932,773

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.0%

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	1,725,000	1,842,165
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	1,752,760	1,777,933
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	155,555	155,773
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 7/1/13	675,000	693,468
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	700,000	730,945
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	2,000,000	2,058,261
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,782,000	1,887,945
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	1,560,000	1,605,617
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/13	350,000	363,135
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,331,171	1,351,266
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,800,000	1,894,429
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	407,000	431,267
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	825,000	881,937

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,876,726)		15,674,141

TEMPORARY CASH INVESTMENTS — 3.3%

BNP Paribas Finance, Inc., 0.03%, 7/1/13(4)	25,000,000	24,999,707

SSgA U.S. Government Money Market Fund	860,025	860,025

TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,860,025)		25,859,732

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $791,767,583)		789,646,355

OTHER ASSETS AND LIABILITIES — 0.1%		1,140,174

TOTAL NET ASSETS — 100.0%		$790,786,529

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	1,050,436	AUD	1,100,000	Westpac Group	9/17/2013	50,045
USD	285,968	CAD	300,000	Barclays Bank plc	9/17/2013	1,241
USD	279,139	CAD	300,000	Deutsche Bank	9/17/2013	(5,587)
USD	293,264	CAD	300,000	Westpac Group	9/17/2013	8,537
CHF	200,000	USD	216,909	Westpac Group	9/17/2013	(5,023)
CZK	12,900,000	USD	672,998	Deutsche Bank	9/17/2013	(27,287)
EUR	1,000,000	USD	1,334,403	Barclays Bank plc	9/17/2013	(32,317)
USD	1,181,114	EUR	900,000	Barclays Bank plc	9/17/2013	9,236
USD	1,178,743	EUR	900,000	Barclays Bank plc	9/17/2013	6,865
USD	134,068	EUR	100,000	Barclays Bank plc	9/17/2013	3,860
GBP	800,000	USD	1,259,016	HSBC Holdings plc	9/17/2013	(42,869)
USD	153,636	GBP	100,000	Westpac Group	9/17/2013	1,617
JPY	66,600,000	USD	702,875	Westpac Group	9/17/2013	(31,133)
USD	496,768	JPY	47,300,000	Barclays Bank plc	9/17/2013	19,690
USD	1,133,534	KRW	1,320,000,005	HSBC Holdings plc	9/17/2013	(17,867)
USD	1,130,863	KRW	1,320,000,000	HSBC Holdings plc	9/17/2013	(20,538)
USD	774,080	KRW	878,000,002	HSBC Holdings plc	9/17/2013	8,224
NOK	800,000	USD	139,404	Barclays Bank plc	9/17/2013	(8,060)
NOK	11,016,608	USD	1,800,000	Deutsche Bank	9/17/2013	8,711
NOK	7,400,000	USD	1,287,910	Deutsche Bank	9/17/2013	(72,975)
USD	2,425,315	NOK	14,800,000	Deutsche Bank	9/17/2013	(4,555)
USD	2,378,833	NOK	14,700,000	Deutsche Bank	9/17/2013	(34,618)
USD	802,426	NZD	1,000,000	Westpac Group	9/17/2013	31,685
SEK	2,000,000	USD	308,491	Deutsche Bank	9/17/2013	(10,766)
USD	706,724	SEK	4,800,000	Deutsche Bank	9/17/2013	(7,816)
USD	700,019	SEK	4,700,000	Deutsche Bank	9/17/2013	365
USD	2,313,338	SGD	2,900,000	HSBC Holdings plc	9/17/2013	25,038
TWD	36,054,000	USD	1,200,000	HSBC Holdings plc	9/17/2013	4,036
USD	2,910,534	TWD	88,000,000	HSBC Holdings plc	9/17/2013	(28,256)
USD	2,905,785	TWD	87,900,000	HSBC Holdings plc	9/17/2013	(29,666)
USD	693,932	TWD	20,700,000	HSBC Holdings plc	9/17/2013	2,649
						(197,534)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
108	U.S. Treasury 5-Year Notes	September 2013	13,073,063	149,945

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Barclays Bank plc/CDX North America High Yield 11 Index	830,000	Sell*	5.00	12/20/13	(18,013)	35,651	17,638

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	2,871
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(305,884)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(323,964)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(196,742)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(162,365)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(107,273)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(83,596)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(83,446)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(93,540)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(141,666)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(291,367)
						(1,786,972)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,936,680.

(2)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,638,669, which represented 1.3% of total net assets.

(3)		Final maturity date indicated, unless otherwise noted.
(4)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	638,660,225	—
Corporate Bonds	—	65,519,484	—
Collateralized Mortgage Obligations	—	43,932,773	—
Commercial Mortgage-Backed Securities	—	15,674,141	—
Temporary Cash Investments	860,025	24,999,707	—

Total Value of Investment Securities	860,025	788,786,330	—

Other Financial Instruments
Futures Contracts	149,945	—	—
Forward Foreign Currency Exchange Contracts	—	(197,534)	—
Swap Agreements	—	(1,751,321)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	149,945	(1,948,855)	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$791,774,152
Gross tax appreciation of investments	$6,829,679
Gross tax depreciation of investments	(8,957,476)
Net tax appreciation (depreciation) of investments	$(2,127,797)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

June 30, 2013

Short Duration - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 44.3%

AUTOMOBILES — 2.4%
American Honda Finance Corp., 1.85%, 9/19/14(1)	1,000,000	1,013,558
American Honda Finance Corp., 1.00%, 8/11/15(1)	1,000,000	1,002,010
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	751,940
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	993,966
Daimler Finance North America LLC, VRN, 1.47%, 9/13/13(1)	1,000,000	1,001,924
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,000,000	1,015,963
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,062,066
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,009,206
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,010,610
Toyota Motor Credit Corp., 0.875%, 7/17/15	1,000,000	1,003,874
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	400,000	404,797

		11,269,914

BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,000,268
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	1,000,000	1,002,221
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,404,413
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,000,139
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,014,843
SABMiller plc, 5.50%, 8/15/13(1)	1,110,000	1,116,388

		7,538,272

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 1.875%, 11/15/14	1,250,000	1,269,195

BUILDING PRODUCTS — 0.1%
Masco Corp., 6.125%, 10/3/16	550,000	596,750

CAPITAL MARKETS — 0.1%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	529,454

CHEMICALS — 0.7%
Ashland, Inc., 3.00%, 3/15/16(1)	1,000,000	1,010,000
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,020,149
Ecolab, Inc., 1.00%, 8/9/15	330,000	329,772
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	922,500

		3,282,421

COMMERCIAL BANKS — 4.0%
Bank of Nova Scotia, 2.375%, 12/17/13	460,000	464,193
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,015,374
Barclays Bank plc, 5.00%, 9/22/16	400,000	442,173
BB&T Corp., 5.70%, 4/30/14	500,000	520,532
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,315,489
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	986,866
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	511,912
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,056,175
HSBC Bank plc, 1.625%, 8/12/13(1)	1,000,000	1,001,496
HSBC Bank plc, 3.50%, 6/28/15(1)	500,000	524,487
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	557,794
PNC Funding Corp., 3.625%, 2/8/15	740,000	772,223

Royal Bank of Canada, 1.45%, 10/30/14	1,300,000	1,314,156
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,000,000	1,059,049
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,034,130
Wachovia Bank N.A., 5.00%, 8/15/15	1,500,000	1,612,758
Wachovia Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,655,007
Wachovia Corp., MTN, 5.70%, 8/1/13	600,000	602,509
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,069,008
Westpac Banking Corp., 2.10%, 8/2/13	750,000	751,065

		19,266,396

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,033,367

COMMUNICATIONS EQUIPMENT — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	295,441

COMPUTERS AND PERIPHERALS — 0.6%
Dell, Inc., 2.30%, 9/10/15	210,000	209,050
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,529,790
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,065,000

		2,803,840

CONSUMER FINANCE — 1.1%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,027,866
Credit Suisse (New York), 5.50%, 5/1/14	380,000	395,548
HSBC Finance Corp., 4.75%, 7/15/13	300,000	300,399
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,005,457
John Deere Capital Corp., MTN, 1.25%, 12/2/14	500,000	504,898
SLM Corp., 6.25%, 1/25/16	500,000	531,875
SLM Corp., MTN, 5.00%, 10/1/13	420,000	422,625

		5,188,668

CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 6.75%, 9/15/20	1,000,000	1,082,500

DIVERSIFIED FINANCIAL SERVICES — 7.1%
Ally Financial, Inc., 4.50%, 2/11/14	1,000,000	1,011,000
Ally Financial, Inc., 8.30%, 2/12/15	210,000	226,800
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,420,584
Bank of America Corp., 3.75%, 7/12/16	1,000,000	1,048,872
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,005,787
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,204,669
Citigroup, Inc., 4.75%, 5/19/15	1,800,000	1,904,330
Deutsche Bank AG (London), 3.875%, 8/18/14	300,000	310,194
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,569,842
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	1,997,918
General Electric Capital Corp., MTN, 1.875%, 9/16/13	1,000,000	1,003,263
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,091,096
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,000,000	1,001,407
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	1,000,000	1,044,322
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	422,064
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	2,700,000	2,819,799
JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,043,608
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,558,779
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,024,072
Morgan Stanley, 2.875%, 1/24/14	800,000	808,397

Morgan Stanley, 6.00%, 4/28/15	2,000,000	2,145,030
Morgan Stanley, 1.75%, 2/25/16	1,000,000	991,169
UBS AG (Stamford Branch), 2.25%, 8/12/13	355,000	355,717

		34,008,719

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc., 2.50%, 8/15/15	1,000,000	1,030,837
AT&T, Inc., 0.80%, 12/1/15	1,000,000	995,879
Deutsche Telekom International Finance BV, 5.25%, 7/22/13	1,300,000	1,303,080
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,043,820
Telecom Italia Capital SA, 5.25%, 11/15/13	500,000	506,312
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	516,150
Verizon Communications, Inc., 1.95%, 3/28/14	1,000,000	1,010,252
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,006,309
Windstream Corp., 8.125%, 8/1/13	1,000,000	1,004,000

		8,416,639

ELECTRIC UTILITIES — 0.2%
AES Corp. (The), 7.75%, 10/15/15	670,000	742,025

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	568,750

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,045,455
Transocean, Inc., 5.05%, 12/15/16	800,000	870,485

		1,915,940

FOOD AND STAPLES RETAILING — 0.4%
Dollar General Corp., 4.125%, 7/15/17	200,000	211,087
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,505,205

		1,716,292

FOOD PRODUCTS — 1.4%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,002,144
General Mills, Inc., 5.25%, 8/15/13	1,100,000	1,106,088
General Mills, Inc., 0.875%, 1/29/16	500,000	497,348
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,022,046
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	205,735
Mondelez International, Inc., 4.125%, 2/9/16	1,000,000	1,069,469
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	847,577

		6,750,407

GAS UTILITIES — 1.5%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	854,132
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,058,848
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	672,463
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	500,000	509,496
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,317,826
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,501,771
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,355,795

		7,270,331

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Biomet, Inc., 6.50%, 8/1/20	855,000	885,459
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,008,987

St. Jude Medical, Inc., 2.20%, 9/15/13	1,000,000	1,003,262

		2,897,708

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	857,138
Express Scripts Holding Co., 2.75%, 11/21/14	750,000	766,695
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,525,932
HCA, Inc., 6.75%, 7/15/13	500,000	500,500
Healthsouth Corp., 8.125%, 2/15/20	815,000	886,312
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,001,731
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	321,175

		5,859,483

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	645,644
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	725,010

		1,370,654

HOUSEHOLD DURABLES — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,005,000

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 7.50%, 1/15/20	1,000,000	1,075,000

INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 0.85%, 10/9/15	1,000,000	999,476
Tyco Electronics Group SA, 1.60%, 2/3/15	500,000	503,728

		1,503,204

INSURANCE — 1.5%
American International Group, Inc., 3.65%, 1/15/14	1,005,000	1,019,991
American International Group, Inc., 4.875%, 9/15/16	1,000,000	1,096,008
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	1,000,000	1,006,133
Berkshire Hathaway, Inc., 0.80%, 2/11/16	1,000,000	995,772
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	428,827
Hartford Financial Services Group, Inc., 5.50%, 10/15/16	400,000	443,796
International Lease Finance Corp., 4.875%, 4/1/15	600,000	612,000
MetLife, Inc., 2.375%, 2/6/14	500,000	505,530
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,016,066

		7,124,123

IT SERVICES — 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,019,950
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,010,332

		3,030,282

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,007,729
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	500,000	519,231

		1,526,960

MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,005,237

MEDIA — 2.9%
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,598,442
Comcast Corp., 5.90%, 3/15/16	500,000	563,171
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,500,000	1,570,074

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,361,098
Discovery Communications LLC, 3.70%, 6/1/15	500,000	524,872
DISH DBS Corp., 7.00%, 10/1/13	750,000	759,187
DISH DBS Corp., 7.125%, 2/1/16	500,000	543,750
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,121,121
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	435,666
Lamar Media Corp., 9.75%, 4/1/14	250,000	263,125
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,234,922
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,306,195
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	896,750
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,564,207

		13,742,580

METALS AND MINING — 1.4%
Anglo American Capital plc, 2.15%, 9/27/13(1)	1,000,000	1,002,959
ArcelorMittal, 4.25%, 2/25/15	1,100,000	1,109,625
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,001,194
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	700,000	710,500
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	970,246
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	1,000,000	1,001,769
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,018,275

		6,814,568

MULTI-UTILITIES — 1.3%
CMS Energy Corp., 4.25%, 9/30/15	530,000	562,323
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	985,697
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,025,064
DPL, Inc., 6.50%, 10/15/16	500,000	525,000
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,005,417
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,023,064
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,173,109

		6,299,674

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	522,503

OIL, GAS AND CONSUMABLE FUELS — 2.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	990,000	809,325
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	627,443
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	448,930
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,357,583
Chevron Corp., 0.89%, 6/24/16	1,000,000	1,001,887
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	984,339
Encana Corp., 4.75%, 10/15/13	1,000,000	1,011,080
EOG Resources, Inc., 2.95%, 6/1/15	400,000	416,717
Peabody Energy Corp., 7.375%, 11/1/16	400,000	446,000
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	981,591
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/15	1,000,000	1,011,430
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,021,750
Phillips 66, 1.95%, 3/5/15	1,000,000	1,015,822
Plains Exploration & Production Co., 6.125%, 6/15/19	1,000,000	1,061,077

		12,194,974

PERSONAL PRODUCTS — 0.5%
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,304,003

Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,100,030

		2,404,033

PHARMACEUTICALS — 1.8%
AbbVie, Inc., 1.20%, 11/6/15(1)	2,700,000	2,704,139
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,000,121
Mylan, Inc., 1.80%, 6/24/16(1)	1,000,000	997,848
Sanofi, 1.20%, 9/30/14	950,000	958,890
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	1,000,000	1,035,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,000,000	1,041,746
Zoetis, Inc., 1.15%, 2/1/16(1)	1,000,000	997,099

		8,734,843

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
American Tower Corp., 4.625%, 4/1/15	600,000	634,253
Boston Properties LP, 5.00%, 6/1/15	900,000	967,637
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,010,094
HCP, Inc., 3.75%, 2/1/16	600,000	632,060
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	681,911
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	872,159
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,102,270
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,256,323

		7,156,707

ROAD AND RAIL — 0.7%
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	127,436
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 7/11/14(1)	1,000,000	1,014,508
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	630,974
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,352,136

		3,125,054

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Broadcom Corp., 1.50%, 11/1/13	670,000	672,050

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	103,652
Intuit, Inc., 5.75%, 3/15/17	200,000	222,332
Oracle Corp., 3.75%, 7/8/14	650,000	671,465

		997,449

SPECIALTY RETAIL — 0.4%
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,000,000	1,077,500
United Rentals North America, Inc., 5.75%, 7/15/18	850,000	896,750

		1,974,250

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 8.00%, 12/15/16	350,000	372,750

TOBACCO — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	852,846

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,500,000	1,540,164
Vodafone Group plc, 5.00%, 12/16/13	1,320,000	1,346,814

Vodafone Group plc, 2.875%, 3/16/16	1,000,000	1,036,958

		3,923,936

TOTAL CORPORATE BONDS (Cost $211,114,809)		211,731,189

U.S. TREASURY SECURITIES — 34.7%

U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	9,922,401	10,554,567
U.S. Treasury Notes, 0.50%, 10/15/14	14,800,000	14,853,768
U.S. Treasury Notes, 2.125%, 11/30/14	2,000,000	2,053,320
U.S. Treasury Notes, 0.25%, 5/31/15	16,000,000	15,970,944
U.S. Treasury Notes, 0.375%, 6/30/15(2)	7,300,000	7,301,993
U.S. Treasury Notes, 1.875%, 6/30/15	14,600,000	15,037,431
U.S. Treasury Notes, 1.75%, 7/31/15	42,400,000	43,595,807
U.S. Treasury Notes, 0.375%, 11/15/15(3)	15,500,000	15,463,064
U.S. Treasury Notes, 1.375%, 11/30/15	23,000,000	23,487,853
U.S. Treasury Notes, 0.375%, 6/15/16	15,300,000	15,233,659
U.S. Treasury Notes, 1.50%, 7/31/16	2,200,000	2,252,078

TOTAL U.S. TREASURY SECURITIES (Cost $166,002,693)		165,804,484

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 8.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	872,793	912,842
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 3.04%, 7/1/13	1,143,231	1,129,619
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	195,943	200,769
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 3.00%, 7/1/13	1,430,384	1,390,601
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	400,000	410,324
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	883,060	798,682
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 7/1/13	420,017	405,529
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	256,353	251,852
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	157,176	162,100
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	510,943	525,827
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	385,498	399,379
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	14,773	14,410
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.76%, 7/1/13	47,232	46,824
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	1,075,001	1,047,082
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	61,285	60,962
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 7/1/13	456,605	450,791
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	1,338,063	1,321,299
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	202,001	204,008

JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.01%, 7/1/13	1,075,949	993,799
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(1)	1,606,842	1,616,392
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 7/1/13	935,116	958,068
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	280,956	295,329
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.54%, 7/1/13	1,411,142	1,373,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	372,267	391,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	413,502	434,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.90%, 7/1/13	396,969	399,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 7/1/13	1,428,765	1,449,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	113,753	119,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.70%, 7/1/13	751,315	756,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	937,297	947,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	440,255	451,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	955,058	937,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	661,182	659,468
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.47%, 7/1/13	253,808	224,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 7/1/13	1,102,950	1,064,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.71%, 7/1/13	767,565	660,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 7/1/13	1,313,091	1,190,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	287,615	277,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	442,598	433,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	394,133	418,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	959,749	1,000,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	155,650	160,887

		26,948,321

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	88,315	90,908
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	691,526	723,508
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	245,205	251,773
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	1,001,399	1,037,313
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	524,257	557,910

FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,977,325	3,168,548
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	678,366	717,416
FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	1,160,109	1,169,078
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,698,145	1,849,190
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,662,582	1,759,181
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 7/25/13	2,378,755	2,388,073
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	760,025	770,959
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	697,516	723,019

		15,206,876

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,629,360)		42,155,197

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.7%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	967,454	975,866
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	33,666	33,787
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	1,100,000	1,185,201
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	450,000	479,629
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/13	300,000	303,971
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	725,000	774,243
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	1,001,577	1,015,962
Commercial Mortgage Trust, Series 2004-GG1, Class A7 SEQ, VRN, 5.32%, 7/1/13	1,362,554	1,388,346
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 SEQ, VRN, 4.75%, 7/1/13	724,189	730,869
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/13	1,200,000	1,222,151
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	113,131	113,290
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 7/1/13	1,452,000	1,491,727
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	339,218	338,987
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	1,075,000	1,122,522
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	825,000	849,033
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	830,000	879,346
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,500,000	1,577,419
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	861,758	876,494
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	600,000	617,545
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,198,054	1,216,140

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,100,000	1,157,707
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	700,000	741,737
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	600,000	641,409
Morgan Stanley Capital I, Series 2003-IQ6, Class A4 SEQ, 4.97%, 12/15/41	811,853	817,314
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	1,051,980	1,059,201
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	113,674	113,517
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,476,506	1,539,541
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 7/1/13	28,352	28,317
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, VRN, 5.48%, 7/1/13	1,700,000	1,743,559
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	102,977	104,114
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,924,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $27,416,085)		27,063,376

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.8%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
FHLMC, VRN, 1.75%, 7/15/13	475,000	476,238
FHLMC, VRN, 1.85%, 7/15/13	842,893	848,814
FHLMC, VRN, 1.97%, 7/15/13	636,907	643,001
FHLMC, VRN, 1.98%, 7/15/13	750,000	759,469
FHLMC, VRN, 2.08%, 7/15/13	1,429,966	1,432,322
FHLMC, VRN, 2.36%, 7/15/13	822,641	816,953
FHLMC, VRN, 2.37%, 7/15/13	1,487,325	1,473,016
FHLMC, VRN, 2.59%, 7/15/13	918,622	951,190
FHLMC, VRN, 2.68%, 7/15/13	1,206,674	1,239,310
FHLMC, VRN, 3.29%, 7/15/13	714,915	738,767
FHLMC, VRN, 3.57%, 7/15/13	1,021,972	1,079,503
FHLMC, VRN, 3.74%, 7/15/13	1,117,233	1,170,349
FHLMC, VRN, 4.04%, 7/15/13	509,598	540,004
FHLMC, VRN, 4.36%, 7/15/13	859,081	904,861
FHLMC, VRN, 5.40%, 7/15/13	586,581	624,888
FHLMC, VRN, 6.13%, 7/15/13	221,482	238,648
FNMA, VRN, 2.67%, 7/25/13	18,834	20,061
FNMA, VRN, 3.03%, 7/25/13	1,318,861	1,353,448
FNMA, VRN, 3.32%, 7/25/13	1,175,506	1,212,219
FNMA, VRN, 3.35%, 7/25/13	400,639	426,011
FNMA, VRN, 3.62%, 7/25/13	503,286	535,530
FNMA, VRN, 5.41%, 7/25/13	622,895	671,486

		18,156,088

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	13,205	14,250
FNMA, 5.00%, 7/1/20	58,989	63,112

FNMA, 5.50%, 7/1/36	11,687	12,681

		90,043

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,326,820)		18,246,131

ASSET-BACKED SECURITIES(4) — 0.5%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,339,765	1,355,102
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	800,758	801,523
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	391,610	396,149

TOTAL ASSET-BACKED SECURITIES (Cost $2,552,902)		2,552,774

MUNICIPAL SECURITIES — 0.5%

California GO, 5.25%, 4/1/14	1,000,000	1,036,090
Illinois GO, 4.42%, 1/1/15	1,000,000	1,044,090
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	400,000	405,596

TOTAL MUNICIPAL SECURITIES (Cost $2,400,892)		2,485,776

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%

CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14	$408,000	410,400

MULTI-NATIONAL — 0.4%
European Investment Bank, 0.875%, 12/15/14	$2,000,000	2,014,108

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,407,676)		2,424,508

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FNMA, 0.875%, 5/21/18 (Cost $379,220)	380,000	367,693

TEMPORARY CASH INVESTMENTS — 1.7%

Liberty Street Funding LLC, 0.05%, 7/1/13(1)(6)	8,000,000	7,999,886
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $20,120), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $19,709)		19,709
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $60,244), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $59,127)		59,127
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $20,047), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $19,709)		19,709
SSgA U.S. Government Money Market Fund	8,328	8,328

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,106,873)		8,106,759

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $480,337,330)	480,937,887

OTHER ASSETS AND LIABILITIES — (0.6)%	(2,866,300)

TOTAL NET ASSETS — 100.0%	$478,071,587

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

USD	620,712	AUD	650,000	Westpac Group	9/17/2013	29,572
USD	142,984	CAD	150,000	Barclays Bank plc	9/17/2013	621
USD	195,509	CAD	200,000	Westpac Group	9/17/2013	5,691
CHF	150,000	USD	162,682	Westpac Group	9/17/2013	(3,767)
CZK	7,700,000	USD	401,712	Deutsche Bank	9/17/2013	(16,287)
EUR	600,000	USD	800,642	Barclays Bank plc	9/17/2013	(19,390)
USD	656,175	EUR	500,000	Barclays Bank plc	9/17/2013	5,131
USD	523,886	EUR	400,000	Barclays Bank plc	9/17/2013	3,051
USD	134,068	EUR	100,000	Barclays Bank plc	9/17/2013	3,860
GBP	450,000	USD	708,197	HSBC Holdings plc	9/17/2013	(24,113)
USD	78,190	GBP	50,000	Barclays Bank plc	9/17/2013	2,181
JPY	39,200,000	USD	413,704	Westpac Group	9/17/2013	(18,325)
USD	311,924	JPY	29,700,000	Barclays Bank plc	9/17/2013	12,363
USD	641,477	KRW	747,000,001	HSBC Holdings plc	9/17/2013	(10,111)
USD	639,966	KRW	746,999,998	HSBC Holdings plc	9/17/2013	(11,623)
USD	460,216	KRW	521,999,998	HSBC Holdings plc	9/17/2013	4,889
NOK	4,896,270	USD	800,000	Deutsche Bank	9/17/2013	3,872
NOK	4,400,000	USD	765,784	Deutsche Bank	9/17/2013	(43,391)
USD	1,343,756	NOK	8,200,000	Deutsche Bank	9/17/2013	(2,523)
USD	1,326,968	NOK	8,200,000	Deutsche Bank	9/17/2013	(19,311)
USD	481,456	NZD	600,000	Westpac Group	9/17/2013	19,011
SEK	1,200,000	USD	185,095	Deutsche Bank	9/17/2013	(6,459)
USD	412,256	SEK	2,800,000	Deutsche Bank	9/17/2013	(4,560)
USD	409,586	SEK	2,750,000	Deutsche Bank	9/17/2013	214
USD	1,347,810	SGD	1,700,000	Westpac Group	9/17/2013	6,394
TWD	12,018,000	USD	400,000	HSBC Holdings plc	9/17/2013	1,345
USD	1,666,942	TWD	50,400,000	HSBC Holdings plc	9/17/2013	(16,183)
USD	1,666,116	TWD	50,400,000	HSBC Holdings plc	9/17/2013	(17,010)
USD	414,013	TWD	12,350,000	HSBC Holdings plc	9/17/2013	1,580
						(113,278)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
207	U.S. Treasury 2-Year Notes	September 2013	45,540,000	(50,440)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
171	U.S. Treasury 5-Year Notes	September 2013	20,699,016	172,328

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Barclays Bank plc/CDX North America High Yield 11 Index	249,000	Sell*	5.00	12/20/13	(5,404)	10,695	5,291

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $33,489,871, which represented 7.0% of total net assets.

(2)		When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $149,643.

(4)		Final maturity date indicated, unless otherwise noted.
(5)		Escrowed to maturity in U.S. government securities or state and local government securities.
(6)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Corporate Bonds	—	211,731,189	—
U.S. Treasury Securities	—	165,804,484	—
Collateralized Mortgage Obligations	—	42,155,197	—
Commercial Mortgage-Backed Securities	—	27,063,376	—
U.S. Government Agency Mortgage-Backed Securities	—	18,246,131	—
Asset-Backed Securities	—	2,552,774	—
Municipal Securities	—	2,485,776	—
Sovereign Governments and Agencies	—	2,424,508	—
U.S. Government Agency Securities	—	367,693	—
Temporary Cash Investments	8,328	8,098,431	—

Total Value of Investment Securities	8,328	480,929,559	—

Other Financial Instruments
Futures Contracts	121,888	—	—
Swap Agreements	—	10,695	—
Forward Foreign Currency Exchange Contracts	—	(113,278)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	121,888	(102,583)	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$480,338,412
Gross tax appreciation of investments	$2,797,158
Gross tax depreciation of investments	(2,197,683)
Net tax appreciation (depreciation) of investments	$599,475

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2013